Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (98.3%)
Agency Adjustable Rate Mortgage (0.0%) (a)
Federal National Mortgage Association,
Conventional Pool:
12 Month USD LIBOR + 1.59%,
3.84%, 12/1/45	$10	$10
Agency Fixed Rate Mortgages (21.8%)
Federal Home Loan Mortgage Corporation,
2.00%, 10/1/51	53	42
Conventional Pools:
2.50%, 7/1/51 – 4/1/52	769	664
Gold Pools:
3.50%, 1/1/44	269	258
4.00%, 12/1/41 – 10/1/44	302	296
5.41%, 7/1/37 – 8/1/37	10	10
5.44%, 1/1/37 – 2/1/38	40	41
5.46%, 5/1/37 – 1/1/38	39	39
5.50%, 8/1/37 – 11/1/37	39	42
5.52%, 10/1/37	5	5
5.62%, 12/1/36 – 8/1/37	44	46
6.00%, 8/1/37 – 5/1/38	8	9
7.50%, 5/1/35	14	15
8.00%, 8/1/32	9	9
8.50%, 8/1/31	13	14
Federal National Mortgage Association,
2.00%, 11/1/51	290	231
April TBA:
3.50%, 4/1/53 (b)	2,825	2,625
4.00%, 4/1/53 (b)	1,225	1,172
4.50%, 4/1/53 (b)	4,225	4,140
5.00%, 4/1/53 (b)	1,025	1,022
5.50%, 4/1/53 (b)	5,125	5,179
Conventional Pools:
2.50%, 2/1/50 – 2/1/52	757	656
3.00%, 7/1/49	49	44
3.50%, 7/1/46 – 7/1/49	606	570
4.00%, 11/1/41 – 8/1/49	545	532
4.50%, 8/1/40 – 9/1/48	160	158
5.00%, 7/1/40	44	45
5.62%, 12/1/36	17	18
6.00%, 12/1/38	141	149
6.50%, 11/1/27 – 10/1/38	11	11
7.00%, 6/1/29	2	2
7.50%, 8/1/37	25	27
8.00%, 4/1/33	19	21
8.50%, 10/1/32	20	22
9.50%, 4/1/30	1	1
Government National Mortgage Association,
Various Pools:
3.50%, 11/20/40 – 7/20/46	236	225
4.00%, 7/15/44	83	81
5.00%, 12/20/48	10	10
		18,431

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Asset-Backed Securities (9.5%)
AIMCO CLO,
Series 2018-B
3 Month USD LIBOR + 1.10%,
5.89%, 1/15/32 (c)(d)	625	617
Allegro CLO XI Ltd.,
3 Month USD LIBOR + 1.39%,
6.19%, 1/19/33 (c)(d)	250	247
American Homes 4 Rent Trust,
6.07%, 10/17/52 (d)	490	489
Benefit Street Partners CLO XX Ltd.,
3 Month USD LIBOR + 1.17%,
5.96%, 7/15/34 (c)(d)	390	381
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (c)(d)	347	226
Cologix Data Centers US Issuer LLC,
3.30%, 12/26/51 (d)	225	203
4.94%, 1/25/52 (d)	400	274
Conn's Receivables Funding LLC,
2.87%, 5/15/26 (d)	72	72
9.52%, 12/15/26 (d)	400	399
ELFI Graduate Loan Program LLC,
4.51%, 8/26/47 (d)	184	176
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (d)	173	148
GAIA Aviation Ltd.,
7.00%, 12/15/44 (c)(d)	356	166
Goodgreen Trust,
5.53%, 4/15/55 (d)	371	327
JOL Air Ltd.,
4.95%, 4/15/44 (d)	227	155
Lunar 2021-1 Structured Aircraft Portfolio Notes,
2.64%, 10/15/46 (d)	300	262
Lunar Aircraft Ltd.,
3.38%, 2/15/45 (d)	103	89
Mosaic Solar Loan Trust,
1.92%, 6/20/52 (d)	180	141
Newday Funding Master Issuer PLC,
SOFR + 1.50%,
6.21%, 4/15/30 (c)(d)	500	495
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.06%,
5.91%, 12/25/33 (c)	172	169
Octagon Investment Partners 51 Ltd.,
3 Month USD LIBOR + 1.15%,
5.96%, 7/20/34 (c)(d)	900	877
Oxford Finance Funding LLC,
5.44%, 2/15/27 (d)	105	103
PMT FMSR Issuer Trust,
1 Month USD LIBOR + 3.00%,
7.85%, 3/25/26 (c)(d)	650	646
SOFR30A + 4.19%,
8.76%, 6/25/27 (c)(d)	300	295
PRET 2021-NPL6 LLC,
2.49%, 7/25/51 (c)(d)	141	133
Sculptor CLO XXVI Ltd.,
3 Month USD LIBOR + 1.27%,
6.08%, 7/20/34 (c)(d)	840	819
Start II Ltd.,
4.09%, 3/15/44 (d)	119	105
		8,014

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Collateralized Mortgage Obligations - Agency Collateral Series (0.5%)
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through Certificates
4.33%, 11/25/55 (c)	1,050	299
Federal Home Loan Mortgage Corporation,
IO REMIC
6.00% - 1 Month USD LIBOR,
1.32%, 11/15/43 - 6/15/44 (e)	800	81
IO STRIPS
7.50%, 12/15/29	1	—	@
Federal National Mortgage Association,
IO REMIC
6.00%, 5/25/33 – 7/25/33	92	19
IO STRIPS
Series 356, Class 30
8.00%, 6/25/35 (c)	4	1
REMIC
7.00%, 9/25/32	15	16
Government National Mortgage Association,
IO
0.72%, 8/20/58 (c)	2,032	18
5.00%, 2/16/41	40	9
		443
Commercial Mortgage-Backed Securities (10.4%)
BANK 2019-BNK21,
IO
0.84%, 10/17/52	3,503	142
BANK 2020-BNK30,
2.92%, 12/15/53 (c)	725	405
BPR Trust,
1 Month Term SOFR + 3.00%,
7.83%, 5/15/39 (c)(d)	350	349
Citigroup Commercial Mortgage Trust,
3.50%, 12/10/41 (c)(d)	300	192
IO
0.72%, 11/10/48	2,261	34
0.87%, 9/10/58	4,140	70
Commercial Mortgage Trust,
IO
0.02%, 7/10/45 (c)	3,253	—	@
0.66%, 10/10/47 (c)	2,180	16
0.95%, 7/15/47 (c)	1,510	11
Credit Suisse Mortgage Trust,
Class A
1 Month USD LIBOR + 3.97%,
8.65%, 4/15/23 (c)(d)	514	496
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through Certificates,
2.88%, 1/25/49 (c)	800	144
2.98%, 1/25/32 (c)	625	117
3.21%, 5/25/32 (c)	1,300	270
3.56%, 6/25/54 (c)	775	179
4.15%, 8/25/54 (c)	650	175
IO
2.63%, 1/25/49(c)	3,665	568

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

2.65%, 2/25/49 (c)		1,635	248
3.07%, 11/25/36 (c)		475	130
3.46%, 10/25/38 (c)		800	232
3.79%, 6/25/50 (c)		900	220
FREMF 2016-KF21 Mortgage Trust,
1 Month USD LIBOR + 5.25%,
9.92%, 7/25/26 (c)(d)		42	41
FREMF 2017-KF27 Mortgage Trust,
1 Month USD LIBOR + 4.35%,
9.02%, 12/25/26 (c)(d)		39	39
GS Mortgage Securities Trust,
4.67%, 8/10/46 (c)(d)		500	410
IO
0.70%, 9/10/47 (c)		4,054	30
1.20%, 10/10/48		4,449	109
Highways 2021 PLC,
3 Month GBP SONIA + 1.35%,
5.52%, 12/18/31 (c)(d)	GBP	300	358
Jackson Park Trust,
3.24%, 10/14/39 (c)(d)		$400	296
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.58%, 12/15/49		2,515	41
0.64%, 4/15/46 (c)		6,000	17
0.80%, 7/15/47 (c)		4,177	18
JPMBB Commercial Mortgage Securities Trust,
IO
0.94%, 8/15/47 (c)		2,663	19
Last Mile Logistics Pan Euro Finance DAC,
3 Month EURIBOR + 1.90%,
4.58%, 8/17/33 (c)(d)	EUR	98	99
Life Mortgage Trust,
1 Month Term SOFR + 2.09%,
6.92%, 5/15/39 (c)(d)		$175	169
MF1 2021-W10X,
1 Month Term SOFR + 2.82%,
7.65%, 12/15/34 (c)(d)		475	435
MFT Trust,
3.48%, 2/10/42 (c)(d)		200	124
MKT 2020-525M Mortgage Trust,
2.94%, 2/12/40 (c)(d)		200	108
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.95%,
6.80%, 3/25/50 (c)(d)		14	14
Natixis Commercial Mortgage Securities Trust,
4.32%, 1/15/43 (c)(d)		200	158
1 Month Term SOFR + 2.28%,
7.11%, 7/15/36 (c)(d)		500	462
Real Estate Asset Liquidity Trust,
IO
1.10%, 2/12/31 (c)(d)	CAD	3,424	109
SG Commercial Mortgage Securities Trust,
3.73%, 3/15/37 (c)(d)		$450	406
SLG Office Trust,
IO
0.26%, 7/15/41 (c)(d)		3,650	58
Taubman Centers Commercial Mortgage Trust,
1 Month Term SOFR + 2.19%,
7.01%, 5/15/37 (c)(d)		450	435

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Vita Scientia 2022-1 DAC,
3 Month EURIBOR + 2.49%,
5.19%, 8/27/25 (c)(d)	EUR	250	238
VMC Finance 2021-HT1 LLC,
1 Month USD LIBOR + 1.65%,
6.41%, 1/18/37 (c)(d)		$261	254
WFRBS Commercial Mortgage Trust,
4.22%, 5/15/45 (c)(d)		385	367
			8,812
Corporate Bonds (26.1%)
Finance (9.9%)
Air Lease Corp.
2.10%, 9/1/28		25	21
American International Group, Inc.
5.13%, 3/27/33		175	174
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (d)		200	155
Aviation Capital Group LLC
6.25%, 4/15/28 (d)		150	150
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (d)		225	182
Banco Santander Chile
2.70%, 1/10/25 (d)		150	144
Banco Santander SA
4.18%, 3/24/28		200	188
Bank Hapoalim BM
3.26%, 1/21/32 (d)		225	188
Bank of America Corp.,
2.69%, 4/22/32		175	146
3.85%, 3/8/37		50	43
4.38%, 4/27/28		350	339
4.57%, 4/27/33		300	286
Bank of Ireland Group PLC
2.03%, 9/30/27 (d)		250	217
Bank of Montreal
3.09%, 1/10/37		150	121
Belrose Funding Trust
2.33%, 8/15/30 (d)		100	78
BNP Paribas SA
4.40%, 8/14/28 (d)		300	284
BPCE SA
5.15%, 7/21/24 (d)		300	294
Capital One Financial Corp.
5.82%, 2/1/34		100	97
Centene Corp.
2.50%, 3/1/31		300	243
Citigroup, Inc.,
3.06%, 1/25/33		325	275
3.79%, 3/17/33		125	112
5.50%, 9/13/25		150	150
CNO Financial Group, Inc.
5.25%, 5/30/29		95	92
Coinbase Global, Inc.
3.38%, 10/1/28 (d)		170	105
Credit Suisse Group AG
6.54%, 8/12/33 (d)		250	258
Goldman Sachs Group, Inc.
2.62%, 4/22/32		250	208
Grupo Aval Ltd.
4.38%, 2/4/30 (d)		200	155

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

HSBC Holdings PLC
3.80%, 3/11/25	450	440
JPMorgan Chase & Co.
1.95%, 2/4/32	550	443
Life Storage LP
2.40%, 10/15/31	125	101
Macquarie Group Ltd.
2.87%, 1/14/33 (d)	125	101
Marsh & McLennan Cos., Inc.
5.88%, 8/1/33	125	136
Metropolitan Life Global Funding I
5.15%, 3/28/33 (d)	150	151
Nationwide Building Society
4.30%, 3/8/29 (d)	375	346
Nordea Bank Abp
5.38%, 9/22/27 (d)	200	201
Oversea-Chinese Banking Corp. Ltd.
1.83%, 9/10/30 (d)	200	184
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.88%, 3/1/31 (d)	170	141
Societe Generale SA
2.63%, 1/22/25 (d)	225	211
Sun Communities Operating LP
4.20%, 4/15/32	150	134
Toronto-Dominion Bank
8.13%, 10/31/82	200	204
United Overseas Bank Ltd.
3.86%, 10/7/32 (d)	325	307
UnitedHealth Group, Inc.
5.20%, 4/15/63	225	228
Wells Fargo & Co.,
3.07%, 4/30/41	125	93
MTN
2.88%, 10/30/30	200	174
Westpac Banking Corp.
2.67%, 11/15/35	75	58
		8,358
Industrials (14.0%)
Airbnb, Inc.
0.00%, 3/15/26	130	114
Alibaba Group Holding Ltd.
2.13%, 2/9/31 (f)	200	166
Amazon.com, Inc.
3.10%, 5/12/51	175	133
American Airlines, Inc./AAdvantage
Loyalty IP Ltd.
5.75%, 4/20/29 (d)	160	154
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/48	73	69
Ashtead Capital, Inc.
5.55%, 5/30/33 (d)	250	247
AT&T, Inc.,
3.55%, 9/15/55	50	36
4.50%, 5/15/35	200	187
BAT Capital Corp.
2.26%, 3/25/28	275	236
Boeing Co.
3.25%, 2/1/35	150	123
BP Capital Markets PLC
4.88%, 3/22/30 (g)	75	68

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Celanese U.S. Holdings LLC
6.17%, 7/15/27		250	252
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/1/31		150	121
3.50%, 3/1/42		400	271
Children's Health System of Texas
2.51%, 8/15/50		175	111
Comcast Corp.
1.95%, 1/15/31		200	167
Crown Castle International Corp.
3.30%, 7/1/30		150	135
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (d)		275	179
Delta Air Lines Pass Through Trust,
Series AA
3.20%, 10/25/25		150	147
Dick's Sporting Goods, Inc.
4.10%, 1/15/52		250	178
Energy Transfer LP,
2.90%, 5/15/25		250	238
4.75%, 1/15/26		75	74
Enterprise Products Operating LLC,
3.30%, 2/15/53		175	127
5.35%, 1/31/33		75	78
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27 (d)		237	221
Garda World Security Corp.
4.63%, 2/15/27 (d)		200	180
General Motors Co.,
6.60%, 4/1/36		75	77
6.75%, 4/1/46		75	76
Georgia-Pacific LLC
2.30%, 4/30/30 (d)		175	151
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27		80	77
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26		125	121
Grifols SA
2.25%, 11/15/27 (d)	EUR	200	185
HCA, Inc.
3.50%, 7/15/51		$375	259
Hyundai Capital America,
1.80%, 1/10/28 (d)		250	212
5.60%, 3/30/28 (d)		250	251
Imperial Brands Finance PLC
3.13%, 7/26/24 (d)		350	339
Intel Corp.
5.90%, 2/10/63		125	129
JBS USA LUX SA/JBS USA Food Co./
JBS USA Finance, Inc.
2.50%, 1/15/27 (d)		225	200
Johns Hopkins University,
Series A
2.81%, 1/1/60		145	96
Level 3 Financing, Inc.
3.40%, 3/1/27 (d)		175	139
Lions Gate Capital Holdings LLC
5.50%, 4/15/29 (d)		145	95
Lowe's Cos., Inc.
5.80%, 9/15/62		75	76
Macy's Retail Holdings LLC
5.88%, 3/15/30 (d)		80	71

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Marriott International, Inc.
4.90%, 4/15/29		75	74
Matador Resources Co.
5.88%, 9/15/26		205	203
McAfee Corp.
7.38%, 2/15/30 (d)		150	126
McLaren Health Care Corp.,
Series A
4.39%, 5/15/48 (f)		150	135
Medline Borrower LP
3.88%, 4/1/29 (d)		150	130
NBN Co. Ltd.
2.63%, 5/5/31 (d)		225	189
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (d)		275	248
Nissan Motor Co. Ltd.
3.04%, 9/15/23 (d)		275	271
NOVA Chemicals Corp.
4.25%, 5/15/29 (d)(f)		165	135
ONEOK, Inc.,
3.10%, 3/15/30		125	109
3.40%, 9/1/29		50	45
Peloton Interactive, Inc.
0.00%, 2/15/26		170	130
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29 (d)		200	155
RingCentral, Inc.
0.00%, 3/15/26		125	102
Rockies Express Pipeline LLC
3.60%, 5/15/25 (d)		100	94
Rogers Communications, Inc.
4.55%, 3/15/52 (d)		275	226
Silgan Holdings, Inc.
1.40%, 4/1/26 (d)		200	179
Sirius XM Radio, Inc.
3.88%, 9/1/31 (d)		225	175
Splunk, Inc.
1.13%, 6/15/27		150	129
Spotify USA, Inc.
0.00%, 3/15/26		140	118
Standard Industries, Inc.
2.25%, 11/21/26 (d)	EUR	125	118
Syngenta Finance NV
4.89%, 4/24/25 (d)		$300	293
Telefonica Emisiones SA
4.10%, 3/8/27		300	290
Uber Technologies, Inc.
0.00%, 12/15/25 (f)		145	128
Var Energi ASA
7.50%, 1/15/28 (d)		200	207
Verizon Communications, Inc.
2.65%, 11/20/40		250	179
Volkswagen Group of America Finance LLC
4.75%, 11/13/28 (d)		275	273
Vontier Corp.
2.40%, 4/1/28		250	210
VTR Finance NV
6.38%, 7/15/28 (d)		200	81
Warnermedia Holdings, Inc.,
4.28%, 3/15/32 (d)		175	156
5.05%, 3/15/42 (d)		100	84
5.14%, 3/15/52 (d)		150	122
Wayfair, Inc.
0.63%, 10/1/25		180	133
			11,813

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Utilities (2.2%)
Duke Energy Indiana LLC
2.75%, 4/1/50	83	55
Enel Finance America LLC
2.88%, 7/12/41 (d)	200	132
Entergy Louisiana LLC
1.60%, 12/15/30	125	99
Fells Point Funding Trust
3.05%, 1/31/27 (d)	250	232
Jersey Central Power & Light Co.
2.75%, 3/1/32 (d)	150	126
Mississippi Power Co.
3.95%, 3/30/28	275	265
NextEra Energy Capital Holdings, Inc.,
3.00%, 1/15/52	150	101
6.05%, 3/1/25	75	76
Northern States Power Co.
2.90%, 3/1/50	150	106
NRG Energy, Inc.
3.88%, 2/15/32 (d)	160	128
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	125	104
Public Service Enterprise Group, Inc.
2.45%, 11/15/31	150	124
Southern California Edison Co.
5.70%, 3/1/53	175	183
Virginia Electric and Power Co.
2.95%, 11/15/51	125	86
		1,817
		21,988
Mortgages - Other (20.8%)
Alternative Loan Trust,
1 Month USD LIBOR + 0.36%,
5.21%, 5/25/47 (c)	70	59
5.50%, 2/25/36	5	3
6.00%, 7/25/37	37	23
PAC
5.50%, 2/25/36	2	1
6.00%, 4/25/36	11	6
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%,
5.50%, 7/25/46 (c)	87	69
6.36%, 10/25/36 (c)	251	75
Banc of America Funding Trust,
5.25%, 7/25/37	12	12
6.00%, 7/25/37	13	11
Bayview MSR Opportunity Master Fund Trust,
3.00%, 11/25/51 (c)(d)	219	186
BBCMS Mortgage Trust,
0.46%, 12/15/55 (c)	2,568	103
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (c)(d)	238	205
1.75%, 10/25/61 (c)(d)	241	212
CFMT 2021-HB7 LLC,
3.85%, 10/27/31 (c)(d)	350	321

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

CFMT 2022-HB8 LLC,
3.75%, 4/25/25 (c)(d)		300	265
CFMT LLC,
3.25%, 9/25/37 (c)(d)		230	181
ChaseFlex Trust,
6.00%, 2/25/37		309	128
CIM Trust,
2.50%, 7/1/51 (c)(d)		364	296
2.57%, 7/25/55 (c)(d)		290	277
2.82%, 10/25/61 (c)(d)		219	205
COLT 2021-RPL1 Trust,
1.67%, 9/25/61 (c)(d)		149	131
CSFB Mortgage-Backed Pass-Through Certificates,
6.50%, 11/25/35		752	170
Eurosail-NL 2007-2 BV,
3 Month EURIBOR + 1.80%,
4.13%, 10/17/40 (c)	EUR	300	317
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45 – 5/25/47		$491	437
3.50%, 5/25/45 – 5/25/47		295	267
3.85%, 5/25/45 (c)(d)		1	1
4.00%, 5/25/45		7	7
Flagstar Mortgage Trust,
2.50%, 9/25/51 (c)(d)		367	297
FMC GMSR Issuer Trust,
7.90%, 7/25/27 (d)		300	300
GCAT 2022-NQM3 Trust,
4.35%, 4/25/67 (c)(d)		493	476
GSR Mortgage Loan Trust,
5.75%, 1/25/37		75	49
Headlands Residential 2021-RPL1 LLC,
2.49%, 9/25/26 (c)(d)		350	331
Hundred Acre Wood Trust,
2.50%, 10/25/51 – 12/25/51 (c)(d)		873	709
Imperial Fund Mortgage Trust,
2.09%, 1/25/57 (c)(d)		474	404
2.49%, 2/25/67 (d)		267	238
JP Morgan Alternative Loan Trust,
6.00%, 12/25/35		32	23
JP Morgan Mortgage Trust,
3.78%, 6/25/37 (c)		26	20
6.00%, 6/25/37		4	6
Legacy Mortgage Asset Trust,
3.25%, 2/25/60 (c)(d)		299	297
Lehman Mortgage Trust,
6.50%, 9/25/37		623	226
PMC PLS ESR Issuer LLC,
5.11%, 2/25/27 (c)(d)		242	231
Preston Ridge Partners LLC,
1.74%, 9/25/26 (c)(d)		200	181
2.36%, 10/25/26 (c)(d)		213	199
2.49%, 11/25/26 (c)(d)		301	278
5.56%, 6/25/27 (c)(d)		262	251
Preston Ridge Partners Mortgage LLC,
5.00%, 3/25/27 (c)(d)		284	278
PRET 2022-NPL4 LLC,
6.56%, 8/25/52 (c)(d)		266	258
RALI Trust,
6.00%, 4/25/36 – 1/25/37		21	17
Rate Mortgage Trust,
2.50%, 11/25/51 (c)(d)		517	419
Residential Asset Securitization Trust,
6.00%, 7/25/36		20	10

Morgan Stanley Variable Insurance Fund, Inc.
Core Plus Fixed Income Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Sage AR Funding PLC (SGSHR) No. 1,
5.93%, 11/17/51 (c)(d)	GBP	400	447
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/56 – 5/25/60		$3,929	3,550
4.00%, 7/25/56 (c)		144	142
4.00%, 8/25/58 – 2/25/59		325	307
4.25%, 5/25/60 (c)(d)		600	518
4.50%, 6/25/57		565	557
4.75%, 7/25/56 – 6/25/57 (c)(d)		700	644
Stanwich Mortgage Loan Co. LLC,
2.74%, 10/16/26 (c)(d)		240	215
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%,
6.70%, 5/25/47 (c)(d)		904	835
TVC Mortgage Trust,
3.47%, 9/25/24 (d)		34	34
United Wholesale Mortgage Trust,
2.50%, 8/25/51 (c)(d)		463	376
UWM Mortgage Trust,
2.50%, 11/25/51 (c)(d)		339	276
VOLT CV LLC,
2.49%, 11/27/51 (c)(d)		160	144
			17,511
Municipal Bonds (1.6%)
Chicago O’Hare International Airport, IL,
O'Hare International Airport Revenue Series 2010B
6.40%, 1/1/40		115	137
City of New York, NY,
Series G-1
5.97%, 3/1/36		245	271
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds Series A
6.18%, 1/1/34		705	787
University of Michigan, MI,
Series A
4.45%, 4/1/2122		170	154
			1,349
Sovereign (5.7%)
Australia Government Bond,
1.25%, 5/21/32	AUD	825	463
Dominican Republic International Bond,
5.88%, 1/30/60 (d)		$225	173
13.63%, 2/3/33 (d)		16,000	332
Egypt Government International Bond,
6.38%, 4/11/31 (d)		200	130
7.50%, 2/16/61 (d)		200	109
Export-Import Bank of India,
3.25%, 1/15/30 (d)		200	176
Hellenic Republic Government Bond,
2.00%, 4/22/27 (d)	EUR	143	146
4.25%, 6/15/33 (d)		203	221
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	5,580,000	413
Italy Buoni Poliennali Del Tesoro,
0.65%, 10/28/27 (d)	EUR	628	652
Ivory Coast Government International Bond,
4.88%, 1/30/32 (d)		$125	104

Morgan Stanley Variable Insurance Fund, Inc.
Core Plus Fixed Income Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Mexican Bonos,
Series M
7.75%, 5/29/31	MXN	12,500	651
Petroleos Mexicanos,
6.70%, 2/16/32		$448	357
Philippine Government International Bond,
4.20%, 3/29/47		200	173
Republic of South Africa Government Bond,
8.25%, 3/31/32	ZAR	15,048	738
			4,838
Supranational (0.3%)
Banque Ouest Africaine de Developpement
4.70%, 10/22/31 (d)		$350	288

U.S. Treasury Security (1.6%)
U.S. Treasury Bond
1.75%, 8/15/41		1,850	1,341
Total Fixed Income Securities (Cost $90,368)			83,025

	Shares
Short-Term Investments (17.1%)
Investment Company (15.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $13,241)		13,241,407	13,241

Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $308)		307,838	308

	Face Amount (000)
U.S. Treasury Security (1.0%)
U.S. Treasury Bill
5.01%, 11/30/23 (i) (Cost $806)		$833	808
Total Short-Term Investments (Cost $14,355)			14,357
Total Investments (115.4%) (Cost $104,723) Including $567 of Securities Loaned (j)(k)(l)			97,382
Liabilities in Excess of Other Assets (-15.4%)			(12,998)
Net Assets (100.0%)			$84,384

Morgan Stanley Variable Insurance Fund, Inc.
Core Plus Fixed Income Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

(a)	Amount is less than 0.05%.
(b)	Security is subject to delayed delivery.
(c)	Floating or variable rate securities: The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2023.
(f)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2023, were approximately $567,000 and $576,000 respectively. The Fund received cash collateral of approximately $308,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $268,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(g)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2023.
(h)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.
(i)	Rate shown is the yield to maturity at March 31, 2023.
(j)	Securities are available for collateral in connection with purchase of securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and an swap agreement.
(k)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,398,000 and the aggregate gross unrealized depreciation is approximately $8,337,000, resulting in net unrealized depreciation of approximately $6,939,000.
(l)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.

@	Value is less than $500.
CLO	Collateralized Loan Obligation.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Morgan Stanley Variable Insurance Fund, Inc.
Core Plus Fixed Income Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	1,911		$2,087	5/11/23	$10
Bank of America NA	IDR	4,204,392		$278	5/11/23	(2)
Bank of America NA	JPY	53,562		$408	5/11/23	3
Bank of America NA		$215	THB	7,080	5/11/23	(7)
Barclays Bank PLC	EUR	170		$180	5/11/23	(4)
Barclays Bank PLC	MXN	2,228		$123	5/11/23	—@
Barclays Bank PLC	SEK	2,164		$209	5/11/23	(—@ )
Barclays Bank PLC		$13	EUR	12	5/11/23	(—@ )
Barclays Bank PLC		$122	MXN	2,228	5/11/23	1
BNP Paribas SA	THB	7,080		$203	5/11/23	(5)
BNP Paribas SA	ZAR	12,766		$730	5/11/23	16
Citibank NA	DOP	4,022		$70	5/11/23	(2)
Citibank NA		$13	EUR	12	5/11/23	(—@ )
Credit Agricole CIB	MXN	3,518		$189	5/11/23	(5)
Goldman Sachs International		$217	BRL	1,106	5/11/23	—@
Goldman Sachs International		$2	CAD	3	5/11/23	—@
HSBC Bank PLC		$1	CAD	2	5/11/23	—@
HSBC Bank PLC		$213	JPY	27,715	5/11/23	(3)
HSBC Bank PLC	ZAR	1,033		$56	5/11/23	(2)
JPMorgan Chase Bank NA	AUD	672		$470	5/11/23	20
JPMorgan Chase Bank NA	BRL	1,106		$216	5/11/23	(1)
JPMorgan Chase Bank NA	GBP	665		$809	5/11/23	(12)
JPMorgan Chase Bank NA		$214	NOK	2,247	5/11/23	1
Standard Chartered Bank	MXN	2,414		$126	5/11/23	(7)
UBS AG	CAD	523		$393	5/11/23	5
UBS AG	IDR	2,308,615		$155	5/11/23	1
UBS AG	MXN	3,674		$192	5/11/23	(11)
UBS AG		$4	CAD	5	5/11/23	—@
UBS AG		$193	EUR	180	5/11/23	3
UBS AG		$222	EUR	205	5/11/23	1
UBS AG		$7	GBP	6	5/11/23	—@
UBS AG		$416	JPY	53,592	5/11/23	(11)
						$(11)

Morgan Stanley Variable Insurance Fund, Inc.
Core Plus Fixed Income Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	27	Jun-23		$5,400	$5,574	$62
U.S. Treasury 10 yr. Note (United States)	14	Jun-23		1,400	1,609	(1)
U.S. Treasury 10 yr. Ultra Note (United States)	1	Jun-23		100	121	(—@ )
U.S. Treasury 5 yr. Note (United States)	43	Jun-23		4,300	4,709	56
U.S. Treasury Long Bond (United States)	31	Jun-23		3,100	4,066	150
U.S. Treasury Ultra Bond (United States)	37	Jun-23		3,700	5,222	181

Short:
Euro-Buxl 30 yr. Bond (Germany)	1	Jun-23	EUR	(100)	(153)	(6)
German Euro-BTP Index (Germany)	3	Jun-23		(300)	(375)	(13)
						$429

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at March 31, 2023:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC* CDX.NA.HY.40	NR	Buy	5.00%	Quarterly	6/20/28	$878	$(13)	$3	$(16)

*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
†	Credit rating as issued by Standard & Poor’s.
BTP	Buoni del Tesoro Poliennali.
NR	Not rated.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
DOP	—	Dominican Peso
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
THB	—	Thai Baht
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	19.0%
Mortgages - Other	18.0
Short-Term Investments	14.5
Industrials	12.2
Commercial Mortgage-Backed Securities	9.1
Finance	8.6
Asset-Backed Securities	8.2
Other**	5.4
Sovereign	5.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2023.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open long/short futures contracts with a value of approximately $21,829,000 and net unrealized appreciation of approximately $429,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $11,000. Also does not include an open swap agreements with total unrealized depreciation of approximately $16,000.

Morgan Stanley Variable Insurance Fund, Inc.
Discovery Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (92.1%)
Biotechnology (1.0%)
Intellia Therapeutics, Inc. (a)	16,207	$604
ProKidney Corp. (a)	75,421	854
		1,458
Broadline Retail (7.2%)
Coupang, Inc. (a)	144,924	2,319
Global-e Online Ltd. (Israel) (a)	246,474	7,944
		10,263
Chemicals (0.3%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	303,298	403

Commercial Services & Supplies (0.2%)
Aurora Innovation, Inc. (a)	200,680	279

Entertainment (6.0%)
ROBLOX Corp., Class A (a)	192,414	8,655

Financial Services (9.0%)
Adyen NV (Netherlands) (a)	5,297	8,440
Affirm Holdings, Inc. (a)	399,620	4,504
		12,944
Ground Transportation (1.7%)
Grab Holdings Ltd., Class A (Singapore) (a)	798,239	2,403

Health Care Providers & Services (5.4%)
Agilon Health, Inc. (a)	296,462	7,041
Guardant Health, Inc. (a)	30,985	726
		7,767
Health Care Technology (4.7%)
Doximity, Inc., Class A (a)	208,319	6,745

Hotels, Restaurants & Leisure (5.5%)
DoorDash, Inc., Class A (a)	124,575	7,918

Information Technology Services (12.6%)
Cloudflare, Inc., Class A (a)	172,869	10,659
Snowflake, Inc., Class A (a)	48,281	7,449
		18,108
Interactive Media & Services (1.4%)
ZoomInfo Technologies, Inc., Class A (a)	82,763	2,045

Leisure Products (2.3%)
Peloton Interactive, Inc., Class A (a)	291,672	3,308

Life Sciences Tools & Services (2.4%)
10X Genomics, Inc., Class A (a)	59,507	3,320
Illumina, Inc. (a)	490	114
		3,434

Morgan Stanley Variable Insurance Fund, Inc.
Discovery Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Media (7.1%)
Trade Desk, Inc., Class A (a)	166,733	10,156

Pharmaceuticals (5.6%)
Royalty Pharma PLC, Class A (United Kingdom)	222,569	8,019

Software (11.8%)
Bill.Com Holdings, Inc. (a)	60,790	4,931
Gitlab, Inc., Class A (a)	82,610	2,833
MicroStrategy, Inc., Class A (a)(b)	3,276	957
Procore Technologies, Inc. (a)	60,178	3,769
Samsara, Inc., Class A (a)	223,157	4,401
		16,891
Specialty Retail (7.9%)
Carvana Co. (a)	92,409	904
Chewy, Inc., Class A (a)	183,167	6,847
Floor & Decor Holdings, Inc., Class A (a)	22,907	2,250
Wayfair, Inc., Class A (a)	37,355	1,283
		11,284
Total Common Stocks (Cost $194,436)		132,080

Preferred Stock (1.4%)
Software (1.4%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost - $2,666; acquired 8/31/21)	36,279	1,996

Investment Company (1.3%)
Grayscale Bitcoin Trust (a) (Cost $4,221)	116,412	1,905

	No. of Warrants
Warrant (0.0%) (e)
Chemicals (0.0%) (e)
Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a) (Cost $55)	16,415	3

	Shares
Short-Term Investments (6.4%)
Securities held as Collateral on Loaned Securities (1.5%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	1,665,936	1,666

	Face Amount (000)
Repurchase Agreements (0.3%)
HSBC Securities USA, Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $189; fully collateralized by a U.S. Government obligation; 0.38% due 1/31/26; valued at $193)	$189	189
Merrill Lynch & Co., Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $190; fully collateralized by a U.S. Government obligation; 0.38% due 1/15/27; valued at $193)	190	190
		379
Total Securities held as Collateral on Loaned Securities (Cost $2,045)		2,045

Morgan Stanley Variable Insurance Fund, Inc.
Discovery Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

	Shares
Investment Company (4.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $7,023)	7,022,859	7,023
Total Short-Term Investments (Cost $9,068)		9,068
Total Investments Excluding Purchased Options (101.2%) (Cost $210,446)		145,052
Total Purchased Options Outstanding (0.1%) (Cost $470)		155
Total Investments (101.3%) (Cost $210,916) Including $2,080 of Securities Loaned (g)(h)(i)(j)		145,207
Liabilities in Excess of Other Assets (-1.3%)		(1,796)
Net Assets (100.0%)		$143,411

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2023, were approximately $2,080,000 and $2,045,000, respectively. The Fund received cash collateral of approximately $2,045,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2023 amounts to approximately $1,996,000 and represents 1.4% of net assets.
(d)	At March 31, 2023, the Fund held a fair valued security at approximately $1,996,000, representing 1.4% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(e)	Amount is less than 0.05%.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.
(g)	Securities are available for collateral in connection with purchased options.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(i)	The approximate fair value and percentage of net assets, $8,440,000 and 5.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(j)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,529,000 and the aggregate gross unrealized depreciation is approximately $76,238,000, resulting in net unrealized depreciation of approximately $65,709,000.

Morgan Stanley Variable Insurance Fund, Inc.
Discovery Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.87	Oct-23	291,150	291	—@	1	(1)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.43	Jan-24	27,229,362	27,229	99	128	(29)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	34,360,212	34,360	$22	$171	$(149)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug-23	38,083,157	38,083	34	170	(136)
							$155	$470	$(315)

@	Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	20.3%
Software	13.2
Information Technology Services	12.7
Financial Services	9.0
Specialty Retail	7.9
Broadline Retail	7.2
Media	7.1
Entertainment	6.1
Pharmaceuticals	5.6
Hotels, Restaurants & Leisure	5.5
Health Care Providers & Services	5.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Debt Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (95.9%)
Albania (0.2%)
Sovereign (0.2%)
Albania Government International Bond,
3.50%, 10/9/25	EUR	210	$215

Argentina (1.1%)
Sovereign (1.1%)
Argentine Republic Government International Bond,
3.50%, 7/9/41 (a)		$1,200	342
Province of Salta Argentina,
8.50%, 12/1/27		108	89
Provincia de Cordoba,
6.88%, 12/10/25		895	764
			1,195
Armenia (0.4%)
Corporate Bond (0.4%)
Ardshinbank CJSC Via Dilijan Finance BV,
6.50%, 1/28/25		460	449

Azerbaijan (0.5%)
Sovereign (0.5%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32		550	470

Bahrain (1.6%)
Sovereign (1.6%)
Bahrain Government International Bond,
5.45%, 9/16/32		1,070	958
5.63%, 5/18/34		500	438
7.50%, 9/20/47		290	263
			1,659
Barbados (1.3%)
Sovereign (1.3%)
Barbados Government International Bond,
6.50%, 10/1/29 (b)(c)		1,520	1,419

Benin (1.9%)
Sovereign (1.9%)
Benin Government International Bond,
4.88%, 1/19/32	EUR	250	205
4.95%, 1/22/35		1,600	1,198
6.88%, 1/19/52		843	636
			2,039
Brazil (3.9%)
Corporate Bonds (3.2%)
Coruripe Netherlands BV,
10.00%, 2/10/27		$860	606
Gol Finance SA,
8.00%, 6/30/26		671	337

Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Debt Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Guara Norte Sarl,
5.20%, 6/15/34	629	542
Hidrovias International Finance Sarl,
4.95%, 2/8/31	580	410
MC Brazil Downstream Trading Sarl,
7.25%, 6/30/31	657	517
MV24 Capital BV,
6.75%, 6/1/34	589	543
Natura &Co Luxembourg Holdings Sarl,
6.00%, 4/19/29 (d)	350	304
Suzano Austria GmbH,
3.75%, 1/15/31	175	152
		3,411
Sovereign (0.7%)
Brazilian Government International Bond,
3.88%, 6/12/30	200	180
5.00%, 1/27/45	680	536
		716
		4,127
Burkina Faso (0.7%)
Corporate Bond (0.7%)
Endeavour Mining PLC,
5.00%, 10/14/26	880	740

Chile (2.7%)
Corporate Bonds (2.1%)
AES Andes SA,
7.13%, 3/26/79	400	383
Latam Airlines Group SA,
13.38%, 10/15/27 (d)	490	510
Liberty Latin America Ltd.,
2.00%, 7/15/24	815	754
VTR Comunicaciones SpA,
4.38%, 4/15/29	434	264
5.13%, 1/15/28	566	350
		2,261
Sovereign (0.6%)
Chile Government International Bond,
2.45%, 1/31/31	500	432
3.50%, 1/25/50	290	218
		650
		2,911
China (2.7%)
Corporate Bonds (1.0%)
KWG Group Holdings Ltd.,
7.88%, 8/30/24	300	105
Meituan,
0.00%, 4/27/27	700	614
Shimao Group Holdings Ltd.,
5.60%, 7/15/26	660	97
Sunac China Holdings Ltd.,
8.35%, 4/19/23 (b)(c)	740	180
Times China Holdings Ltd.,
5.55%, 6/4/24 (b)(c)	330	53

Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Debt Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

6.75%, 7/16/23 (b)(c)		280	43
			1,092
Sovereign (1.7%)
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42		390	381
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (d)		1,600	1,463
			1,844
			2,936
Colombia (0.6%)
Corporate Bonds (0.6%)
Aris Mining Corp.,
6.88%, 8/9/26		630	516
Canacol Energy Ltd.,
5.75%, 11/24/28		206	166
			682
Costa Rica (0.4%)
Corporate Bond (0.4%)
Liberty Costa Rica Senior Secured Finance,
10.88%, 1/15/31 (d)		430	405

Dominican Republic (2.1%)
Sovereign (2.1%)
Dominican Republic International Bond,
4.88%, 9/23/32		400	341
5.88%, 1/30/60		200	154
6.00%, 7/19/28 (d)		570	558
6.85%, 1/27/45 (d)		740	663
7.45%, 4/30/44 (d)		500	482
			2,198
Ecuador (0.6%)
Sovereign (0.6%)
Ecuador Government International Bond,
1.50%, 7/31/40 (a)		265	81
1.50%, 7/31/40 (a)(d)		300	91
2.50%, 7/31/35 (a)		440	148
5.50%, 7/31/30 (a)		140	66
5.50%, 7/31/30 (a)(d)		500	235
			621
Egypt (3.0%)
Sovereign (3.0%)
Egypt Government International Bond,
5.25%, 10/6/25 (d)		200	158
5.75%, 5/29/24		580	527
6.38%, 4/11/31 (d)	EUR	500	325
6.88%, 4/30/40		$104	57
7.50%, 2/16/61 (d)		770	419
8.15%, 11/20/59 (d)		1,500	840
8.88%, 5/29/50 (d)		340	201
8.88%, 5/29/50		730	433
Egyptian Financial Co. for Sovereign Taskeek,
10.88%, 2/28/26 (d)		279	257
			3,217

Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Debt Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

El Salvador (0.5%)
Sovereign (0.5%)
El Salvador Government International Bond,
5.88%, 1/30/25	95	74
6.38%, 1/18/27	827	466
		540
Ethiopia (0.9%)
Sovereign (0.9%)
Ethiopia International Bond,
6.63%, 12/11/24	1,380	973

Gabon (0.3%)
Sovereign (0.3%)
Gabon Government International Bond,
6.95%, 6/16/25 (d)	300	280

Georgia (0.3%)
Corporate Bond (0.3%)
TBC Bank JSC,
10.78%, 10/3/24	370	351

Ghana (1.6%)
Corporate Bonds (1.2%)
Puma International Financing SA,
5.13%, 10/6/24	780	744
Tullow Oil PLC,
10.25%, 5/15/26	636	491
		1,235
Sovereign (0.4%)
Ghana Government International Bond,
8.63%, 6/16/49 (b)(c)	1,230	414
		1,649
Guatemala (0.7%)
Sovereign (0.7%)
Guatemala Government Bond,
3.70%, 10/7/33	200	168
4.65%, 10/7/41 (d)	310	255
6.13%, 6/1/50 (d)	320	304
		727
Honduras (1.3%)
Sovereign (1.3%)
Honduras Government International Bond,
5.63%, 6/24/30	500	397
6.25%, 1/19/27	1,055	944
		1,341
Hungary (2.1%)
Corporate Bond (0.5%)
OTP Bank Nyrt,
8.75%, 5/15/33	550	526

Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Debt Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Sovereign (1.6%)
Hungary Government International Bond,
5.38%, 3/25/24		126	126
6.25%, 9/22/32 (d)		1,320	1,349
7.63%, 3/29/41		220	248
			1,723
			2,249
India (1.9%)
Corporate Bonds (1.0%)
JSW Infrastructure Ltd.,
4.95%, 1/21/29		780	658
Vedanta Resources Finance II PLC,
13.88%, 1/21/24		550	441
			1,099
Sovereign (0.9%)
Export-Import Bank of India,
3.25%, 1/15/30		500	440
5.50%, 1/18/33 (d)		540	540
			980
			2,079
Indonesia (4.2%)
Corporate Bonds (1.1%)
Alam Sutera Realty Tbk PT,
6.50% Cash, 4.50% PIK, 11/2/25 (e)		650	546
Minejesa Capital BV,
4.63%, 8/10/30		751	664
			1,210
Sovereign (3.1%)
Indonesia Government International Bond,
3.55%, 3/31/32		800	735
3.85%, 7/18/27		400	390
4.45%, 4/15/70		300	260
4.65%, 9/20/32		1,100	1,098
Pertamina Persero PT,
4.30%, 5/20/23		800	798
			3,281
			4,491
Iraq (1.9%)
Sovereign (1.9%)
Iraq International Bond,
5.80%, 1/15/28		2,125	1,987

Ivory Coast (0.5%)
Sovereign (0.5%)
Ivory Coast Government International Bond,
4.88%, 1/30/32	EUR	600	498
6.63%, 3/22/48		100	75
			573

Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Debt Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Jamaica (0.8%)
Corporate Bond (0.8%)
Digicel International Finance Ltd./Digicel international Holdings Ltd.,
8.75%, 5/25/24		$900	810

Jordan (1.2%)
Sovereign (1.2%)
Jordan Government International Bond,
7.38%, 10/10/47 (d)		840	712
7.75%, 1/15/28		500	509
			1,221
Kazakhstan (0.8%)
Sovereign (0.8%)
Kazakhstan Government International Bond,
6.50%, 7/21/45		800	836

Kenya (2.4%)
Sovereign (2.4%)
Kenya Government International Bond,
7.25%, 2/28/28		370	304
8.00%, 5/22/32 (d)		250	203
Republic of Kenya Government International Bond,
6.30%, 1/23/34		422	299
7.00%, 5/22/27		402	342
8.00%, 5/22/32		1,726	1,406
			2,554
Kuwait (0.5%)
Sovereign (0.5%)
Kuwait International Government Bond,
3.50%, 3/20/27		550	540

Lebanon (0.2%)
Sovereign (0.2%)
Lebanon Government International Bond,
6.85%, 3/23/27 – 5/25/29 (b)(c)		2,940	196

Macedonia (2.6%)
Sovereign (2.6%)
North Macedonia Government International Bond,
1.63%, 3/10/28	EUR	1,340	1,156
6.96%, 3/13/27		1,449	1,581
			2,737
Mexico (9.4%)
Corporate Bonds (4.3%)
Banco Mercantil del Norte SA,
8.38%, 10/14/30 (f)		$234	217
BBVA Bancomer SA,
5.13%, 1/18/33		465	398
Braskem Idesa SAPI,
6.99%, 2/20/32		478	361
7.45%, 11/15/29		785	631
Cemex SAB de CV,
5.13%, 6/8/26 (f)		830	744
9.13%, 3/14/28 (d)(f)		490	491

Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Debt Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Total Play Telecomunicaciones SA de CV,
7.50%, 11/12/25	992	595
		3,437
Sovereign (5.1%)
Mexico Government International Bond,
5.00%, 4/27/51	300	258
Petroleos Mexicanos,
4.25%, 1/15/25	330	313
5.35%, 2/12/28	650	551
5.95%, 1/28/31	900	689
6.35%, 2/12/48	800	493
6.50%, 3/13/27 – 1/23/29	1,240	1,097
6.70%, 2/16/32	1,390	1,108
6.88%, 10/16/25 – 8/4/26	760	735
6.95%, 1/28/60	300	194
7.69%, 1/23/50	1,100	777
10.00%, 2/7/33 (d)	413	396
		6,611
		10,048
Moldova (0.5%)
Corporate Bond (0.5%)
Aragvi Finance International DAC,
8.45%, 4/29/26	750	526

Morocco (0.4%)
Sovereign (0.4%)
Morocco Government International Bond,
4.00%, 12/15/50 (d)	610	417

Mozambique (0.4%)
Sovereign (0.4%)
Mozambique International Bond,
5.00%, 9/15/31 (a)	639	462

Nigeria (1.8%)
Corporate Bonds (1.3%)
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (d)	950	845
SEPLAT Energy PLC,
7.75%, 4/1/26	610	480
		1,325
Sovereign (0.5%)
Nigeria Government International Bond,
6.38%, 7/12/23	270	269
6.50%, 11/28/27 (d)	300	245
		514
		1,839
Oman (2.3%)
Sovereign (2.3%)
Oman Government International Bond,
6.25%, 1/25/31 (d)	900	918
6.25%, 1/25/31	1,060	1,081
6.75%, 1/17/48	440	417
		2,416

Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Debt Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Pakistan (0.2%)
Sovereign (0.2%)
Pakistan Government International Bond,
7.38%, 4/8/31	345	124
8.88%, 4/8/51	300	104
		228
Panama (1.9%)
Corporate Bonds (0.6%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30 (d)	375	323
Multibank, Inc.,
7.75%, 2/3/28 (d)	331	331
		654
Sovereign (1.3%)
Panama Government International Bond,
2.25%, 9/29/32	930	715
3.87%, 7/23/60	470	309
4.50%, 4/1/56	490	366
		1,390
		2,044
Paraguay (1.4%)
Corporate Bond (0.8%)
Frigorifico Concepcion SA,
7.70%, 7/21/28	1,110	800

Sovereign (0.6%)
Paraguay Government International Bond,
3.85%, 6/28/33	300	265
5.40%, 3/30/50 (d)	400	346
		611
		1,411
Peru (2.0%)
Corporate Bonds (1.3%)
Auna SAA,
6.50%, 11/20/25	1,264	1,036
Peru LNG Srl,
5.38%, 3/22/30	450	360
		1,396
Sovereign (0.7%)
Peruvian Government International Bond,
2.78%, 1/23/31	300	257
3.55%, 3/10/51	400	294
6.55%, 3/14/37	200	218
		769
		2,165

Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Debt Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Romania (4.8%)
Sovereign (4.8%)
Romanian Government International Bond,
1.75%, 7/13/30		110	88
1.75%, 7/13/30 (d)	EUR	315	252
2.00%, 4/14/33		330	245
2.12%, 7/16/31		687	542
2.13%, 3/7/28		532	494
3.00%, 2/27/27 (d)		636	580
3.75%, 2/7/34 (d)		560	476
4.00%, 2/14/51		$830	581
5.00%, 9/27/26		455	494
6.13%, 1/22/44		250	239
6.63%, 9/27/29		975	1,083
			5,074
Senegal (0.2%)
Sovereign (0.2%)
Senegal Government International Bond,
6.25%, 5/23/33		300	239

Serbia (2.2%)
Sovereign (2.2%)
Serbia International Bond,
1.50%, 6/26/29		908	754
2.05%, 9/23/36		270	178
2.13%, 12/1/30 (d)		310	236
2.13%, 12/1/30		720	548
6.25%, 5/26/28		213	216
6.50%, 9/26/33		429	427
			2,359
South Africa (1.0%)
Corporate Bonds (1.0%)
Petra Diamonds U.S. Treasury PLC,
6.59% Cash, 3.91% PIK, 3/8/26 (e)		301	290
Sasol Financing USA LLC,
5.50%, 3/18/31		870	729
			1,019
Sri Lanka (2.9%)
Sovereign (2.9%)
Sri Lanka Government International Bond,
5.75%, 4/18/23 (b)(c)		200	149
6.20%, 5/11/27 (b)(c)		2,400	865
6.35%, 6/28/24 (b)(c)		200	72
6.75%, 4/18/28 (b)(c)		200	72
6.85%, 3/14/24 – 11/3/25 (b)(c)		2,100	775
7.55%, 3/28/30 (b)(c)		2,620	943
7.85%, 3/14/29 (b)(c)		600	216
			3,092
Suriname (3.2%)
Sovereign (3.2%)
Suriname Government International Bond,
9.25%, 10/26/26 (b)(c)		3,782	2,753
12.88%, 12/30/23 (b)(c)(d)		868	647
			3,400

Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Debt Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Tanzania, United Republic of (0.5%)
Corporate Bond (0.5%)
HTA Group Ltd.,
7.00%, 12/18/25	600	571

Turkey (1.4%)
Corporate Bonds (1.4%)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS,
9.50%, 7/10/36	950	794
Ulker Biskuvi Sanayi AS,
6.95%, 10/30/25	740	646
		1,440
Ukraine (1.2%)
Corporate Bonds (0.3%)
Kernel Holding SA,
6.50%, 10/17/24	200	128
6.75%, 10/27/27	219	128
NPC Ukrenergo,
6.88%, 11/9/28 (b)(c)(d)	510	88
		344
Sovereign (0.9%)
Ukraine Government International Bond,
6.75%, 6/20/28 (b)(c)	1,200	223
6.88%, 5/21/31 (b)(c)	1,000	181
7.75%, 9/1/25 (b)(c)	2,210	446
Series GDP
0.00%, 8/1/41 (b)(c)(g)	530	143
		993
		1,337
United Arab Emirates (4.5%)
Corporate Bond (0.5%)
Shelf Drilling Holdings Ltd.,
8.88%, 11/15/24	522	519

Sovereign (4.0%)
Finance Department Government of Sharjah,
4.00%, 7/28/50	1,671	1,062
4.38%, 3/10/51	2,206	1,504
6.50%, 11/23/32 (d)	1,630	1,665
		4,231
		4,750
Uzbekistan (1.6%)
Corporate Bond (0.4%)
Uzbek Industrial and Construction Bank ATB,
5.75%, 12/2/24	462	427

Sovereign (1.2%)
Republic of Uzbekistan International Bond,
3.70%, 11/25/30 (d)	200	161
3.90%, 10/19/31	634	510

Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Debt Portfolio

Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

5.38%, 2/20/29	600	551
		1,222
		1,649
Venezuela (0.7%)
Sovereign (0.7%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (b)(c)	15,740	689

Vietnam (1.9%)
Corporate Bond (0.7%)
Mong Duong Finance Holdings BV,
5.13%, 5/7/29	856	727

Sovereign (1.2%)
Vietnam Government International Bond,
4.80%, 11/19/24	1,320	1,294
		2,021
Zambia (1.1%)
Sovereign (1.1%)
Zambia Government International Bond,
5.38%, 9/20/22 (b)(c)	1,000	425
8.50%, 4/14/24 (b)(c)	201	92
8.97%, 7/30/27 (b)(c)	1,360	607
		1,124
Total Fixed Income Securities (Cost $127,896)		101,737

No. of Warrants
Warrant (0.0%) (h)
Venezuela (0.0%) (h)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (i) (Cost $—)	3,750	19

Shares
Short-Term Investments (2.5%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (j) (Cost $2,533)	2,533,485	$2,533

	Face Amount (000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
4.47%, 11/30/23 (k) (Cost $121)	$125,000	121
Total Short-Term Investments (Cost $2,654)		2,654

Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Debt Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Total Investments (98.4%) (Cost $130,550) (l)(m)(n)	104,410
Other Assets in Excess of Liabilities (1.6%)	1,726
Net Assets (100.0%)	$106,136

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2023. Maturity date disclosed is the ultimate maturity date.
(b)	Non-income producing security; bond in default.
(c)	Issuer in bankruptcy.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(f)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2023.
(g)	Floating or variable rate securities: The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(h)	Amount is less than 0.05%.
(i)	Perpetual maturity date. Date disclosed is the last expiration date.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were approximately $3,000 relating to the Fund's investment in the Liquidity Funds.
(k)	Rate shown is the yield to maturity at March 31, 2023.
(l)	Securities are available for collateral in connection with foreign currency forward exchange contracts, futures contracts and swap agreements.
(m)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(n)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for the book purposes. The aggregate gross unrealized appreciation is approximately $2,639,000 and the aggregate gross unrealized depreciation is approximately $28,273,000, resulting in net unrealized depreciation of approximately $25,634,000.
PIK	Payment-in-Kind.

Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Debt Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts: The Fund had the following foreign currency forward exchange contracts open at March 31, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	1,336		$1,428	4/14/23	$(22)
Citibank NA		$422	EUR	393	4/14/23	5
Goldman Sachs International		$81	EUR	76	4/14/23	1
JPMorgan Chase Bank NA	EUR	328		$348	4/14/23	(8)
JPMorgan Chase Bank NA	EUR	160		$170	4/14/23	(4)
JPMorgan Chase Bank NA	EUR	1,018		$1,081	4/14/23	(24)
State Street Bank and Trust Co.	EUR	1,527		$1,625	4/14/23	(32)
State Street Bank and Trust Co.	EUR	803		$854	4/14/23	(17)
State Street Bank and Trust Co.	EUR	5,846		$6,219	4/14/23	(125)
						$(226)

Futures Contracts: The Fund had the following futures contracts open at March 31, 2023:

	Number of Contracts	Expiration Date		Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note (United States)	12	Jun-23		$1,200	$1,379	$28
U.S. Treasury 10 yr. Ultra Note (United States)	82	Jun-23		8,200	9,933	352
U.S. Treasury Long Bond (United States)	24	Jun-23		2,400	3,148	143
U.S. Treasury Ultra Bond (United States)	77	Jun-23		7,700	10,867	515

Short:
Euro-Buxl 30 yr. Bond (Germany)	2	Jun-23	EUR	(200)	(305)	(17)
German Euro-Bobl Index (Germany)	28	Jun-23	(2,800)		(3,580)	(84)
German Euro-Bund Index (Germany)	29	Jun-23	(2,900)		(4,272)	(156)
U.S. Treasury 2 yr. Note (United States)	7	Jun-23		$(1,400)	(1,445)	(19)
U.S. Treasury 5 yr. Note (United States)	9	Jun-23	(900)		(986)	(23)
						$739

Credit Default Swap Agreements: The Fund had the following credit default swap agreements open at March 31, 2023:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International Mexico Government International Bonds	NR	Buy	1.00%	Quarterly	12/20/27	$2,307	$(87)	$(105)	$18
Morgan Stanley & Co. LLC* Vietnam Government International Bonds	NR	Buy	1.00	Quarterly	12/20/27	6,200	20	45	(25)
							$67	$60	$(7)

*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
†	Credit rating as issued by Standard & Poor's.
NR	Not rated.
EUR	—	Euro
USD	—	United States Dollar

Portfolio Composition
Classification	Percentage of Total Investments
Sovereign	71.1%
Corporate Bonds	26.3
Other*	2.6
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open long/short futures contracts with a value of approximately $35,915,000 and net unrealized appreciation of approximately $739,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $226,000. Also does not include open swap agreements with net unrealized depreciation of approximately $7,000.

Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Equity Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
Brazil (6.4%)
Banco BTG Pactual SA (Units) (a)	296,659	$1,150
Cia Brasileira de Aluminio	324,932	486
Itau Unibanco Holding SA (Preference)	643,692	3,142
Localiza Rent a Car SA	76,893	810
Lojas Renner SA	554,667	1,813
Petroleo Brasileiro SA (Preference)	343,509	1,589
Raia Drogasil SA	270,849	1,307
		10,297
China (23.7%)
Alibaba Group Holding Ltd. (b)(c)	222,400	2,817
BYD Co. Ltd. H Shares (c)	86,500	2,545
China Construction Bank Corp. H Shares (c)	6,061,230	3,923
China Mengniu Dairy Co. Ltd. (b)(c)	485,000	1,988
China Merchants Bank Co. Ltd. H Shares (c)	378,500	1,922
China Resources Beer Holdings Co. Ltd. (c)	300,000	2,410
China Tourism Group Duty Free Corp. Ltd. (b)(c)(d)	39,700	980
Hua Hong Semiconductor Ltd. (b)(c)	201,000	891
JD.com, Inc., Class A (c)	33,580	733
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	165,809	1,033
Kweichow Moutai Co. Ltd., Class A	6,891	1,820
Li Ning Co. Ltd. (c)	181,000	1,423
Meituan, Class B (b)(c)	63,780	1,157
NARI Technology Co. Ltd., Class A	270,300	1,066
Postal Savings Bank of China Co. Ltd. (c)(d)	2,880,000	1,708
Proya Cosmetics Co. Ltd., Class A	48,320	1,280
Shenzhou International Group Holdings Ltd. (c)	221,900	2,328
Sungrow Power Supply Co. Ltd., Class A	81,698	1,249
Tencent Holdings Ltd. (c)	122,500	5,987
Zijin Mining Group Co. Ltd. H Shares (c)	632,000	1,054
		38,314
Germany (0.8%)
Infineon Technologies AG	33,474	1,375

India (19.6%)
Bajaj Auto Ltd.	38,928	1,841
Delhivery Ltd. (b)	194,917	787
Gland Pharma Ltd. (b)	24,118	373
HDFC Bank Ltd. ADR	53,679	3,579
Hindalco Industries Ltd.	363,920	1,804
Housing Development Finance Corp. Ltd.	24,583	788
ICICI Bank Ltd.	346,434	3,702
ICICI Prudential Life Insurance Co. Ltd.	187,348	996
Infosys Ltd.	114,982	2,010
Infosys Ltd. ADR	29,515	515
Larsen & Toubro Ltd.	36,617	967
Macrotech Developers Ltd. (b)	84,282	956
Mahindra & Mahindra Financial Services Ltd.	511,280	1,446
Mahindra & Mahindra Ltd.	119,999	1,696
MakeMyTrip Ltd. (b)	25,882	633
Max Healthcare Institute Ltd. (b)	375,409	2,019
Pidilite Industries Ltd.	21,739	624
Reliance Industries Ltd.	133,270	3,790
Star Health & Allied Insurance Co. Ltd. (b)	152,120	962

Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Equity Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

State Bank of India	357,168	2,283
		31,771
Indonesia (3.9%)
Bank Central Asia Tbk PT	3,761,500	2,200
Bank Mandiri Persero Tbk PT	3,429,700	2,362
Bank Rakyat Indonesia Persero Tbk PT	5,254,100	1,665
		6,227
Korea, Republic of (9.8%)
KB Financial Group, Inc.	27,182	993
Kia Corp.	16,025	1,000
Korea Zinc Co. Ltd.	2,965	1,261
LG Chem Ltd.	1,584	870
Samsung Electronics Co. Ltd.	164,038	8,112
Samsung SDI Co. Ltd.	2,399	1,363
SK Hynix, Inc.	32,445	2,220
		15,819
Mexico (5.0%)
Gruma SAB de CV, Class B	101,084	1,497
Grupo Financiero Banorte SAB de CV Series O	282,443	2,381
Qualitas Controladora SAB de CV	149,850	957
Wal-Mart de Mexico SAB de CV	833,422	3,330
		8,165
Poland (1.3%)
LPP SA	944	2,096

Portugal (1.6%)
Galp Energia SGPS SA	230,839	2,612

Saudi Arabia (0.8%)
Alinma Bank	154,203	1,216

South Africa (5.7%)
Anglo American Platinum Ltd.(d)	26,057	1,399
Anglo American PLC	116,519	3,856
AVI Ltd.	314,827	1,247
Capitec Bank Holdings Ltd.	16,016	1,520
Woolworths Holdings Ltd.	336,275	1,208
		9,230
Taiwan (14.7%)
Airtac International Group	81,901	3,203
Chailease Holding Co. Ltd.	256,000	1,883
CTBC Financial Holding Co. Ltd.	2,017,000	1,453
Delta Electronics, Inc.	269,000	2,669
MediaTek, Inc.	49,000	1,270
Taiwan Semiconductor Manufacturing Co. Ltd.	455,000	7,974
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	50,606	4,707
Voltronic Power Technology Corp.	10,000	569
		23,728
Thailand (1.7%)
Kasikornbank PCL (Foreign)	234,100	908
Ngern Tid Lor PCL	1,038,892	762
Tisco Financial Group PCL	354,500	1,043
		2,713

Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Equity Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

United Kingdom (3.1%)
Antofagasta PLC	129,445	2,535
Mondi PLC	160,516	2,546
		5,081
United States (0.9%)
EPAM Systems, Inc. (b)	4,641	1,388
Total Common Stocks (Cost $141,540)		160,032

No. of Rights
Right (0.0%) (e)
Brazil (0.0%) (e)
Localiza Rent a Car SA, expires 5/11/23 (Cost $—)	344	1

	Shares
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $1,100)	1,100,328	1,100
Total Investments (99.7%) (Cost $142,640) Including $3,652 of Securities Loaned (g)(h)(i)(j)		161,133
Other Assets in Excess of Liabilities (0.3%)		542
Net Assets (100.0%)		$161,675

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2023, were approximately $3,652,000 and $4,143,000, respectively. The Fund received non-cash collateral of approximately $4,143,000, in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	Amount is less than 0.05%
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an Amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(g)	The approximate fair value and percentage of net assets, $128,797,000 and 79.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(i)	Securities are available for collateral in connection with an open futures contract.
(j)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $31,252,000 and the aggregate gross unrealized depreciation is approximately $12,753,000, resulting in net unrealized appreciation of approximately $18,499,000.
ADR	American Depositary Receipt.

Morgan Stanley Variable Insurance Fund, Inc.
Emerging Markets Equity Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Futures Contract: The Fund had the following futures contract open at March 31, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (000)
Long:
MSCI Emerging Market Index (United States)	3	June-23	—@	$149	$6

@ Amount is less than $500.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	49.6%
Banks	21.3
Semiconductors & Semiconductor Equipment	11.4
Metals & Mining	7.7
Tech Hardware, Storage & Peripherals	5.0
Oil, Gas & Consumable Fuels	5.0
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include an open long futures contract with a value of approximately $149,000 and unrealized appreciation of approximately $6,000.

Morgan Stanley Variable Insurance Fund, Inc.
Global Franchise Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (98.7%)
France (7.8%)
L'Oreal SA	1,455	$650
LVMH Moet Hennessy Louis Vuitton SE	721	662
Pernod Ricard SA	3,940	892
		2,204
Germany (5.9%)
SAP SE	13,336	1,684

Italy (0.7%)
Davide Campari-Milano NV	15,384	188

Netherlands (2.6%)
Heineken NV	6,969	749

United Kingdom (10.6%)
Experian PLC	12,031	396
Reckitt Benckiser Group PLC	22,453	1,708
RELX PLC (Euronext NV)	5,791	188
RELX PLC (LSE)	22,209	719
		3,011
United States (71.1%)
Abbott Laboratories	9,596	972
Accenture PLC, Class A	4,838	1,383
Aon PLC, Class A	2,114	666
Arthur J Gallagher & Co.	668	128
Automatic Data Processing, Inc.	3,147	701
Baxter International, Inc.	4,359	177
Becton Dickinson & Co.	3,761	931
Broadridge Financial Solutions, Inc.	2,565	376
CDW Corp.	2,154	420
Coca-Cola Co.	8,019	497
Danaher Corp.	5,687	1,433
Equifax, Inc.	2,674	542
Intercontinental Exchange, Inc.	10,390	1,084
Microsoft Corp.	9,510	2,742
Moody's Corp.	1,201	367
NIKE, Inc., Class B	2,316	284
Otis Worldwide Corp.	5,942	501
Philip Morris International, Inc.	20,184	1,963
Procter & Gamble Co.	5,270	784
Roper Technologies, Inc.	1,546	681
Steris PLC	1,878	359
Thermo Fisher Scientific, Inc.	2,270	1,308
Visa, Inc., Class A	7,096	1,600
Zoetis, Inc.	1,819	303
		20,202
Total Common Stocks (Cost $16,647)		28,038

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $369)	369,410	369

Morgan Stanley Variable Insurance Fund, Inc.
Global Franchise Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Total Investments (100.0%) (Cost $17,016) (b)(c)(d)	28,407
Other Assets in Excess of Liabilities (0.0%)	13
Net Assets (100.0%)	$28,420

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(b)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(c)	The approximate fair value and percentage of net assets, $7,836,000 and 27.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	At March 31, 2023, the aggregate cost for federal income tax purposes is approximately $17,016,000. The aggregate gross unrealized appreciation is approximately $11,558,000 and the aggregate gross unrealized depreciation is approximately $166,000, resulting in net unrealized appreciation of approximately $11,392,000.

Euronext NV	Euronext Amsterdam Stock Market.
LSE	London stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	18.9%
Software	18.0
Professional Services	10.3
Life Sciences Tools & Services	9.6
Household Products	8.8
Health Care Equipment & Supplies	8.6
Beverages	8.2
Tobacco	6.9
Financial Services	5.6
Capital Markets	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.
Global Infrastructure Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
Australia (2.4%)
Transurban Group (Units) (a)	204,952	$1,957

Canada (17.3%)
Enbridge, Inc.	77,047	2,938
GFL Environmental, Inc.	215,849	7,433
Gibson Energy, Inc. (b)	13,832	221
Pembina Pipeline Corp.	62,618	2,028
TC Energy Corp. (b)	41,676	1,621
		14,241
China (8.9%)
China Gas Holdings Ltd. (c)	5,188,600	7,305

France (5.0%)
Aeroports de Paris (d)	2,078	297
Getlink SE	10,851	179
Vinci SA	31,693	3,633
		4,109
Hong Kong (0.8%)
Power Assets Holdings Ltd.	126,000	676

Italy (6.9%)
Infrastrutture Wireless Italiane SpA	363,890	4,781
Terna - Rete Elettrica Nazionale	113,292	930
		5,711
Mexico (2.1%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	52,846	1,031
Grupo Aeroportuario del Sureste SAB de CV, Class B	23,919	732
		1,763
New Zealand (0.5%)
Auckland International Airport Ltd. (d)	81,786	445

Portugal (0.4%)
EDP Renovaveis SA	15,654	359

Spain (6.8%)
Aena SME SA (d)	7,765	1,256
Cellnex Telecom SA	49,744	1,934
Ferrovial SA	43,158	1,271
Iberdrola SA	89,224	1,111
		5,572
Switzerland (0.7%)
Flughafen Zurich AG (Registered) (d)	3,305	605

United Kingdom (7.8%)
National Grid PLC	273,308	3,697
Pennon Group PLC	109,736	1,186
Severn Trent PLC	42,688	1,516
		6,399

Morgan Stanley Variable Insurance Fund, Inc.
Global Infrastructure Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

United States (38.5%)
Ameren Corp.	6,042	522
American Electric Power Co., Inc.	23,956	2,180
American Tower Corp. REIT	19,204	3,924
American Water Works Co., Inc.	12,059	1,767
Atmos Energy Corp.	10,507	1,181
CenterPoint Energy, Inc.	43,956	1,295
Cheniere Energy, Inc.	14,844	2,339
Crown Castle International Corp. REIT	11,669	1,562
Edison International	21,013	1,483
Entergy Corp.	6,245	673
Eversource Energy	21,495	1,682
Exelon Corp.	38,661	1,619
Kinder Morgan, Inc.	35,799	627
NiSource, Inc.	33,123	926
ONEOK, Inc.	21,633	1,375
PG&E Corp. (d)	91,184	1,474
SBA Communications Corp. REIT	2,875	751
Sempra Energy	19,491	2,946
Targa Resources Corp.	25,966	1,894
Williams Cos., Inc.	50,030	1,494
		31,714
Total Common Stocks (Cost $75,301)		80,856

Short-Term Investments (2.7%)
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	490,326	490

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $56; fully collateralized by a U.S. Government obligation; 0.38% due 1/31/26; valued at $57)	$56	56
Merrill Lynch & Co., Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $56; fully collateralized by a U.S. Government obligation; 0.38% due 1/15/27; valued at $57)	56	56
		112
Total Securities held as Collateral on Loaned Securities (Cost $602)		602

	Shares
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $1,645)	1,644,530	1,645
Total Short-Term Investments (Cost $2,247)		2,247
Total Investments (100.8%) (Cost $77,548) Including $1,803 of Securities Loaned (f)(g)(h)		83,103
Liabilities in Excess of Other Assets (-0.8%)		(667)
Net Assets (100.0%)		$82,436

Morgan Stanley Variable Insurance Fund, Inc.
Global Infrastructure Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2023, were approximately $1,803,000 and $1,895,000, respectively. The Fund received cash collateral of approximately $602,000, which was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,293,000, was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $33,138,000 and 40.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(h)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,112,000 and the aggregate gross unrealized depreciation is approximately $2,557,000, resulting in net unrealized appreciation of approximately $5,555,000.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	32.6%
Others	15.7
Communications	15.7
Electricity Transmission & Distribution	13.2
Diversified	7.5
Water	5.4
Airports	5.3
Other**	4.6
Total Investments	100.0%

*	Percentage indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.
Global Real Estate Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (99.5%)
Australia (4.5%)
Goodman Group REIT	36,066	$458
National Storage REIT	306,265	519
Region RE Ltd. REIT	227,062	358
Vicinity Centres REIT	228,512	299
		1,634
Austria (0.2%)
CA Immobilien Anlagen AG (a)	3,394	91

Belgium (1.7%)
Aedifica SA REIT	2,820	227
Shurgard Self Storage Ltd. REIT	3,153	151
Warehouses De Pauw CVA REIT	7,750	230
		608
Canada (3.0%)
Boardwalk REIT	4,480	183
Chartwell Retirement Residences (Units) (b)	32,277	204
Granite REIT	3,073	190
InterRent REIT	34,820	345
RioCan REIT	11,838	179
		1,101
France (0.8%)
Carmila SA REIT	7,926	119
Mercialys SA REIT	18,600	190
		309
Germany (0.7%)
LEG Immobilien SE	4,549	250

Hong Kong (7.7%)
Link REIT	157,571	1,013
Sun Hung Kai Properties Ltd.	77,893	1,091
Wharf Real Estate Investment Co. Ltd.	124,420	717
		2,821
Japan (9.1%)
GLP J-REIT	224	242
Invincible Investment Corp. REIT	801	337
Japan Hotel REIT Investment Corp.	595	337
Japan Metropolitan Fund Investment Corp. REIT	479	350
Japan Real Estate Investment Corp. REIT	66	263
Mitsubishi Estate Co. Ltd.	45,700	544
Mitsui Fudosan Co. Ltd.	36,400	684
Nippon Building Fund, Inc. REIT	89	371
Nomura Real Estate Master Fund, Inc. REIT	202	226
		3,354
Singapore (2.6%)
Frasers Centrepoint Trust REIT	165,000	284
Frasers Logistics & Commercial Trust REIT	366,600	362

Morgan Stanley Variable Insurance Fund, Inc.
Global Real Estate Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Mapletree Commercial Trust REIT	228,000	309
		955
Spain (0.5%)
Merlin Properties Socimi SA REIT	21,974	192

Sweden (1.3%)
Catena AB	5,473	204
Fabege AB (c)	17,736	136
Fastighets AB Balder, Class B (a)	31,546	129
		469
Switzerland (0.5%)
PSP Swiss Property AG (Registered)	1,570	179

United Kingdom (4.5%)
Derwent London PLC REIT	6,270	183
Impact Healthcare Reit PLC REIT	119,840	136
LondonMetric Property PLC REIT	128,873	281
Segro PLC REIT	57,827	551
UNITE Group PLC REIT	17,891	212
Workspace Group PLC REIT	51,729	279
		1,642
United States (62.4%)
Agree Realty Corp. REIT	6,646	456
Alexandria Real Estate Equities, Inc. REIT	1,792	225
American Homes 4 Rent, Class A REIT	27,316	859
Americold Realty Trust, Inc. REIT	16,092	458
AvalonBay Communities, Inc. REIT	8,480	1,425
Boyd Gaming Corp.	3,260	209
Brixmor Property Group, Inc. REIT	29,395	632
Digital Realty Trust, Inc. REIT	7,569	744
Equinix, Inc. REIT	2,613	1,884
Host Hotels & Resorts, Inc. REIT	26,770	441
Iron Mountain, Inc. REIT	7,553	400
Kite Realty Group Trust REIT	28,949	606
Life Storage, Inc. REIT	7,377	967
Mid-America Apartment Communities, Inc. REIT	5,408	817
NETSTREIT Corp. REIT	14,483	265
ProLogis, Inc. REIT	27,307	3,407
Public Storage REIT	5,822	1,759
Realty Income Corp. REIT	18,553	1,175
Rexford Industrial Realty, Inc. REIT	9,353	558
RPT Realty REIT	28,866	274
Simon Property Group, Inc. REIT	9,700	1,086
Sun Communities, Inc. REIT	6,017	848
Ventas, Inc. REIT	13,857	601
VICI Properties, Inc. REIT	31,222	1,018
Welltower, Inc. REIT	24,061	1,725
		22,839
Total Common Stocks (Cost $36,567)		36,444

Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $131)	130,906	131

Morgan Stanley Variable Insurance Fund, Inc.
Global Real Estate Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Total Investments (99.9%) (Cost $36,698) Including $133 of Securities Loaned (e)(f)(g)	36,575
Other Assets in Excess of Liabilities (0.1%)	44
Net Assets (100.0%)	$36,619

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Consists of one or more classes of securities traded together as a unit.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2023, were approximately $133,000 and $141,000, respectively. The Fund received non-cash collateral of approximately $141,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(e)	The approximate fair value and percentage of net assets, $12,353,000 and 33.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(g)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,517,000 and the aggregate gross unrealized depreciation is approximately $2,640,000, resulting in net unrealized depreciation of approximately $123,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Industrial	17.2%
Retail	16.2
Diversified	14.9
Other*	13.8
Residential	13.5
Self Storage	9.3
Health Care	7.9
Data Centers	7.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (48.8%)
Agency Fixed Rate Mortgages (3.9%)
United States (3.9%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.00%, 6/1/52		$647	$535
3.00%, 11/1/52		104	93
4.50%, 1/1/49		12	12
Gold Pools:
3.50%, 2/1/45 – 6/1/45		171	162
4.50%, 1/1/49		8	8
Federal National Mortgage Association,
April TBA:
4.00%, 4/1/53 (a)		350	335
4.50%, 4/1/53 (a)		100	98
5.00%, 4/1/53 (a)		400	399
6.00%, 4/1/53 (a)		160	163
Conventional Pools:
2.50%, 10/1/51		299	258
3.00%, 4/1/52		412	370
3.50%, 1/1/51		446	419
4.00%, 11/1/41 – 1/1/46		177	172
4.50%, 3/1/41 – 11/1/44		72	74
5.00%, 1/1/41 – 3/1/41		27	28
6.00%, 1/1/38		5	5
Government National Mortgage Association,
Various Pools:
4.00%, 7/15/44		12	11
5.00%, 2/20/49		3	3
Total Agency Fixed Rate Mortgages (Cost $3,230)			3,145

Asset-Backed Securities (0.3%)
Ireland (0.1%)
European Residential Loan Securitisation 2019-NPL1 DAC, Class A
1 Month EURIBOR + 3.25%,
6.15%, 7/24/54 (b)	EUR	93	100
United States (0.2%)
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%,
5.61%, 12/25/32 (b)		$66	60
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%,
3.00%, 7/25/39 (b)	EUR	68	70
			130
Total Asset-Backed Securities (Cost $229)			230

Commercial Mortgage-Backed Securities (0.6%)
United Kingdom (0.1%)
Taurus 2018-2 UK DAC,
3 Month GBP SONIA + 1.22%,
5.31%, 5/22/28 (b)	GBP	59	72

United States (0.5%)
Commercial Mortgage Trust,
3.96%, 3/10/47		$144	141

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

4.24%, 2/10/47 (b)		77	76
4.76%, 7/15/47 (b)(c)		100	91
WFRBS Commercial Mortgage Trust,
4.99%, 9/15/46 (b)(c)		140	123
			431
Total Commercial Mortgage-Backed Securities (Cost $531)			503

Corporate Bonds (11.1%)
Australia (0.5%)
NBN Co. Ltd.,
2.63%, 5/5/31 (c)		200	168
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25	EUR	100	104
Westpac Banking Corp.,
2.67%, 11/15/35		$125	97
			369
Canada (0.6%)
Province of Ontario Canada,
2.30%, 6/15/26		190	180
Province of Quebec Canada,
0.00%, 10/29/30	EUR	210	179
Rogers Communications, Inc.,
3.80%, 3/15/32 (c)		$100	90
			449
France (0.8%)
AXA SA,
3.25%, 5/28/49	EUR	100	97
BNP Paribas SA,
1.13%, 6/11/26		225	225
BPCE SA,
5.15%, 7/21/24 (c)		$200	196
Orange SA,
5.00%, 10/1/26 (d)	EUR	100	108
			626
Germany (0.5%)
Deutsche Bank AG,
Series E
0.96%, 11/8/23		$150	143
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	190	177
Volkswagen International Finance NV,
Series 10Y
1.88%, 3/30/27		100	100
			420
Ireland (0.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
2.45%, 10/29/26		$175	157

Italy (0.1%)
Assicurazioni Generali SpA,
5.50%, 10/27/47	EUR	100	109

Japan (0.2%)
NTT Finance Corp.,
1.59%, 4/3/28 (c)		$200	173

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Korea, Republic of (0.7%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (c)		200	195
Korea Hydro & Nuclear Power Co. Ltd.,
3.75%, 7/25/23 (c)		200	199
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (c)		200	179
			573
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings Sarl,
1.25%, 4/26/27	EUR	100	87

Netherlands (0.1%)
ASR Nederland NV,
5.00%, 9/30/24 (d)		100	107

Qatar (0.2%)
Ooredoo International Finance Ltd.,
2.63%, 4/8/31 (c)		$200	174

Spain (0.5%)
Banco Santander SA,
3.13%, 1/19/27	EUR	100	104
5.18%, 11/19/25		$200	196
CaixaBank SA,
0.75%, 4/18/23	EUR	100	108
			408
Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29		100	84

Switzerland (0.2%)
Syngenta Finance NV,
4.44%, 4/24/23 (c)		$200	200

United Arab Emirates (0.2%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (c)		225	185

United Kingdom (1.0%)
BAT Capital Corp.,
3.56%, 8/15/27		125	116
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	100	112
6.16%, 3/9/29		$225	232
Lloyds Banking Group PLC,
1.75%, 9/7/28	EUR	100	107
2.25%, 10/16/24	GBP	100	117
NGG Finance PLC,
5.63%, 6/18/73		100	120
			804
United States (5.1%)
Amazon.com, Inc.,
3.10%, 5/12/51		$50	38
Aon Corp.,
2.80%, 5/15/30		50	44
AT&T, Inc.,
1.80%, 9/5/26	EUR	100	102

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

2.90%, 12/4/26	GBP	100	114
Bank of America Corp.,
2.69%, 4/22/32		$50	42
3.85%, 3/8/37		25	21
4.38%, 4/27/28		100	97
4.57%, 4/27/33		25	24
CDW LLC/CDW Finance Corp.,
2.67%, 12/1/26		25	23
Celanese U.S. Holdings LLC,
6.17%, 7/15/27		50	50
Centene Corp.,
2.50%, 3/1/31		175	142
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/1/31		100	81
3.50%, 3/1/42		25	17
5.13%, 7/1/49		25	20
Citigroup, Inc.,
3.06%, 1/25/33		50	42
3.79%, 3/17/33		225	202
Comcast Corp.,
1.95%, 1/15/31		125	104
Deere & Co.,
3.10%, 4/15/30		100	92
Dell International LLC/EMC Corp.,
5.75%, 2/1/33		75	75
Energy Transfer LP,
2.90%, 5/15/25		150	143
Enterprise Products Operating LLC,
3.95%, 1/31/60		50	39
5.35%, 1/31/33		25	26
Georgia-Pacific LLC,
2.30%, 4/30/30 (c)		175	151
Global Payments, Inc.,
4.95%, 8/15/27		100	99
Goldman Sachs Group, Inc.,
2.62%, 4/22/32		150	125
HCA, Inc.,
5.25%, 6/15/49		75	68
Humana, Inc.,
5.50%, 3/15/53		50	51
Intel Corp.,
5.70%, 2/10/53		75	77
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
2.50%, 1/15/27 (c)		225	200
JPMorgan Chase & Co.,
1.95%, 2/4/32		250	201
4.13%, 12/15/26		75	73
Level 3 Financing, Inc.,
3.40%, 3/1/27 (c)		100	79
Lowe's Cos., Inc.,
1.30%, 4/15/28		75	64
1.70%, 10/15/30		100	81
Marriott International, Inc.,
4.90%, 4/15/29		25	25
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	100	90
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (c)		$150	132
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		175	156
NVIDIA Corp.,
2.85%, 4/1/30		125	114

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

PepsiCo, Inc.,
2.63%, 4/28/26	EUR	100	106
Prologis Euro Finance LLC,
1.88%, 1/5/29		100	95
Republic Services, Inc.,
5.00%, 4/1/34		$50	51
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31	EUR	100	87
UnitedHealth Group, Inc.,
5.20%, 4/15/63		$75	76
Upjohn Finance BV,
1.91%, 6/23/32	EUR	100	84
Verizon Communications, Inc.,
1.13%, 11/3/28	GBP	100	101
3.40%, 3/22/41		$50	40
Vontier Corp.,
2.40%, 4/1/28		50	42
Walt Disney Co.,
2.65%, 1/13/31		50	44
Warnermedia Holdings, Inc.,
4.28%, 3/15/32 (c)		150	134
5.05%, 3/15/42 (c)		25	21
			4,205
Total Corporate Bonds (Cost $10,218)			9,130

Mortgages - Other (1.3%)
Germany (0.0%) (e)
Berg Finance,
3 Month EURIBOR + 1.05%,
3.44%, 4/22/33	EUR	17	17
United Kingdom (0.1%)
Landmark Mortgage Securities No. 3 PLC,
3 Month GBP SONIA + 2.22%,
6.09%, 4/17/44 (b)	GBP	60	70
United States (1.2%)
Bayview MSR Opportunity Master Fund Trust,
3.00%, 1/25/52 (b)(c)		$94	79
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45 – 5/25/47		95	84
3.50%, 5/25/45 – 7/25/46		36	32
4.00%, 5/25/45		2	2
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		92	74
JP Morgan Mortgage Trust,
3.00%, 4/25/52 – 9/25/52 (b)(c)		352	298
3.25%, 7/25/52 (b)(c)		91	80
PRKCM 2023-AFC1 Trust,
Series 2023-AFC1 Class A1
6.60%, 2/25/58 (c)		99	102
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)		86	70
Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 – 10/25/58		182	165
4.00%, 10/25/58		13	12
			998
Total Mortgages - Other (Cost $1,216)			1,085

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Sovereign (26.4%)
Australia (0.4%)
Australia Government Bond,
1.25%, 5/21/32	AUD	620	348

Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30 (c)	EUR	70	63

Belgium (0.3%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (c)		30	29
1.70%, 6/22/50 (c)		90	70
1.90%, 6/22/38 (c)		130	119
			218
Brazil (4.5%)
Brazil Notas do Tesouro Nacional,
10.00%, 1/1/27	BRL	19,741	3,708

Canada (0.8%)
Canadian Government Bond,
1.25%, 6/1/30	CAD	1,020	676
2.00%, 12/1/51		20	12
			688
China (6.1%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	770	111
3.79%, 10/26/30		740	113
China Development Bank,
3.07%, 3/10/30		1,410	206
3.34%, 7/14/25		740	109
China Government Bond,
2.37%, 1/20/27		3,200	462
2.76%, 5/15/32		18,480	2,667
3.13%, 11/21/29		4,390	653
3.27%, 11/19/30		1,540	232
3.52%, 4/25/46		410	62
3.53%, 10/18/51		200	31
3.81%, 9/14/50		300	48
3.86%, 7/22/49		1,270	204
Export-Import Bank of China,
2.93%, 3/2/25		740	108
			5,006
Colombia (0.0%) (e)
Colombian TES,
Series B
7.75%, 9/18/30	COP	122,600	22

Czech Republic (0.1%)
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	1,200	43

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	630	83

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34 (c)	EUR	70	63

France (1.6%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		100	90
Banque Federative du Credit Mutuel SA,
1.25%, 12/5/25	GBP	100	112
French Republic Government Bond OAT,
0.00%, 11/25/29	EUR	940	856
2.00%, 5/25/48 (c)		200	172
SNCF Reseau,
1.88%, 3/30/34		100	94
			1,324
Germany (1.2%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/31 – 8/15/50		450	370
0.25%, 2/15/29		190	183
4.25%, 7/4/39		120	162
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		290	258
			973
Greece (2.5%)
Hellenic Republic Government Bond,
4.25%, 6/15/33 (c)		$1,903	2,070

Indonesia (0.3%)
Indonesia Treasury Bond,
8.25%, 5/15/29	IDR	839,000	61
8.38%, 3/15/34		1,481,000	110
Series FR65
6.63%, 5/15/33		1,500,000	98
			269
Ireland (0.1%)
Ireland Government Bond,
0.20%, 10/18/30	EUR	80	72

Italy (0.8%)
Italy Buoni Poliennali Del Tesoro,
0.45%, 2/15/29		50	45
2.50%, 12/1/32		220	210
4.45%, 9/1/43 (c)		199	216
Republic of Italy Government International Bond,
0.88%, 5/6/24		$200	191
			662
Japan (4.1%)
Japan Government Five Year Bond,
0.10%, 6/20/24	JPY	90,300	682
Japan Government Ten Year Bond,		138,900	1,038
0.10%, 6/20/26 – 6/20/31
Japan Government Thirty Year Bond,
0.30%, 6/20/46		34,300	215
0.40%, 9/20/49		21,900	134
0.60%, 6/20/50		29,000	186
1.70%, 6/20/33		64,700	548

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Japan Government Twenty Year Bond,
0.40%, 6/20/41		77,000	524
			3,327
Korea, Republic of (0.7%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$200	179
Korea Development Bank,
0.80%, 7/19/26		200	176
Korea International Bond,
2.00%, 6/19/24		200	194
			549
Malaysia (0.4%)
Malaysia Government Bond,
3.89%, 8/15/29	MYR	440	100
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)		$200	196
			296
Mexico (0.6%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	1,700	89
7.75%, 5/29/31		3,000	156
8.50%, 5/31/29		800	44
Mexico Government International Bond,
4.50%, 4/22/29		$200	196
			485
Netherlands (0.2%)
Netherlands Government Bond,
0.00%, 7/15/30 (c)	EUR	190	171
2.75%, 1/15/47 (c)		20	22
			193
New Zealand (0.2%)
New Zealand Government Bond,
Series 0530
4.50%, 5/15/30	NZD	200	127

Norway (0.0%) (e)
Norway Government Bond,
2.13%, 5/18/32 (c)	NOK	190	17

Spain (0.5%)
Spain Government Bond,
0.00%, 1/31/28	EUR	50	47
0.70%, 4/30/32 (c)		79	69
1.25%, 10/31/30 (c)		289	275
2.70%, 10/31/48 (c)		40	36
3.45%, 7/30/66 (c)		21	21
			448
United Kingdom (0.7%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	140	138
0.63%, 10/22/50		180	102
0.88%, 7/31/33		110	105
1.25%, 10/22/41		60	49

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

3.50%, 1/22/45		180	209
			603
Total Sovereign (Cost $23,716)			21,657

Supranational (1.2%)
Asian Development Bank,
2.13%, 5/19/31	NZD	60	31
European Investment Bank,
Series EARN
0.00%, 1/14/31	EUR	200	173
International Bank for Reconstruction & Development,
2.20%, 2/27/24		$610	402
SOFR + 0.43%,
5.16%, 8/19/27 (b)	AUD	330	331
			937
U.S. Treasury Securities (4.0%)
United States (4.0%)
U.S. Treasury Bonds,
1.13%, 5/15/40		$790	526
1.25%, 5/15/50		320	186
1.75%, 8/15/41		530	384
2.50%, 2/15/45		590	471
2.75%, 8/15/47		360	299
U.S. Treasury Inflation Indexed Bonds,
1.13%, 1/15/33		1,062	1,061
U.S. Treasury Notes,
1.38%, 11/15/31		440	372
Total U.S. Treasury Securities (Cost $3,637)			3,299
Total Fixed Income Securities (Cost $43,836)			39,986

	Shares
Common Stocks (33.4%)
Australia (1.2%)
Ampol Ltd.	180	4
ANZ Group Holdings Ltd.	2,097	32
APA Group	827	6
Aristocrat Leisure Ltd.	419	10
ASX Ltd.	138	6
Aurizon Holdings Ltd.	1,398	3
BHP Group Ltd.	7,801	247
BlueScope Steel Ltd.	351	5
Brambles Ltd.	993	9
Cochlear Ltd.	47	7
Coles Group Ltd.	940	11
Commonwealth Bank of Australia	1,203	79
Computershare Ltd.	385	6
CSL Ltd.	343	66
Dexus REIT	816	4
Endeavour Group Ltd. (Australia)	1,015	5
Fortescue Metals Group Ltd.	3,744	56
Goodman Group REIT	1,212	15
GPT Group REIT	1,427	4
IDP Education Ltd.	155	3
IGO Ltd.	500	4
Insurance Australia Group Ltd.	1,750	6
James Hardie Industries PLC CDI	320	7
Lendlease Corp. Ltd. REIT	517	3

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Lottery Corp. Ltd.	1,567	5
Macquarie Group Ltd.	260	31
Medibank Pvt Ltd.	2,050	5
Mineral Resources Ltd.	119	6
Mirvac Group REIT	2,967	4
National Australia Bank Ltd.	2,308	43
Newcrest Mining Ltd.	630	11
Northern Star Resources Ltd.	792	7
OneMarket Ltd. (f)	137	—
Orica Ltd.	336	3
Origin Energy Ltd.	1,234	7
Pilbara Minerals Ltd.	1,813	5
Qantas Airways Ltd. (f)	687	3
QBE Insurance Group Ltd.	1,027	10
Ramsay Health Care Ltd.	130	6
REA Group Ltd.	40	4
Reece Ltd.	167	2
Rio Tinto Ltd.	261	21
Santos Ltd.	2,215	10
Scentre Group REIT	3,671	7
SEEK Ltd.	251	4
Sonic Healthcare Ltd.	316	7
South32 Ltd.	3,152	9
Stockland REIT	1,789	5
Suncorp Group Ltd.	890	7
Telstra Group Ltd.	2,840	8
Transurban Group (Units)	2,188	21
Treasury Wine Estates Ltd.	520	5
Vicinity Centres REIT	2,870	4
Washington H Soul Pattinson & Co. Ltd.	161	3
Wesfarmers Ltd.	799	27
Westpac Banking Corp.	2,472	36
WiseTech Global Ltd.	102	4
Woodside Energy Group Ltd.	1,332	30
Woolworths Group Ltd.	853	22
Xero Ltd. (f)	96	6
		986
Austria (0.1%)
Erste Group Bank AG	1,021	34
OMV AG	133	6
Verbund AG	63	5
voestalpine AG	106	4
		49
Belgium (0.2%)
Ageas SA	142	6
Anheuser-Busch InBev SA	763	51
Argenx SE (f)	49	18
D'ieteren Group	22	4
Elia Group SA	29	4
Groupe Bruxelles Lambert NV	87	8
KBC Group NV	743	51
Sofina SA	14	3
Solvay SA	65	8
UCB SA	112	10
Umicore SA	184	6
Warehouses De Pauw CVA REIT	143	4
		173

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Brazil (0.1%)
Vale SA	3,734	59

Canada (1.8%)
Agnico Eagle Mines Ltd.	376	19
Air Canada (f)	147	2
Algonquin Power & Utilities Corp.	571	5
Alimentation Couche-Tard, Inc.	597	30
AltaGas Ltd.	239	4
ARC Resources Ltd.	559	6
Bank of Montreal	566	50
Bank of Nova Scotia	1,005	51
Barrick Gold Corp. (LSE)	57	1
Barrick Gold Corp. (NYSE)	1,195	22
BCE, Inc.	61	3
Brookfield Asset Management Ltd., Class A	292	10
Brookfield Corp.	1,118	36
Brookfield Renewable Corp., Class A	110	4
BRP, Inc.	31	2
CAE, Inc. (f)	271	6
Cameco Corp.	366	10
Canadian Apartment Properties REIT	72	3
Canadian Imperial Bank of Commerce	761	32
Canadian National Railway Co.	504	59
Canadian Natural Resources Ltd.	954	53
Canadian Pacific Railway Ltd.	790	61
Canadian Tire Corp. Ltd., Class A	47	6
Canadian Utilities Ltd., Class A	108	3
CCL Industries, Inc., Class B	127	6
Cenovus Energy, Inc.	1,176	21
CGI, Inc. (f)	180	17
Constellation Software, Inc.	17	32
Descartes Systems Group, Inc. (f)	72	6
Dollarama, Inc.	236	14
Element Fleet Management Corp.	332	4
Emera, Inc.	226	9
Empire Co. Ltd., Class A	138	4
Enbridge, Inc.	1,610	61
Fairfax Financial Holdings Ltd.	20	13
First Quantum Minerals Ltd.	524	12
FirstService Corp.	34	5
Fortis, Inc.	408	17
Franco-Nevada Corp.	162	24
George Weston Ltd.	61	8
GFL Environmental, Inc.	156	5
Gildan Activewear, Inc.	157	5
Great-West Lifeco, Inc.	237	6
Hydro One Ltd.	280	8
IA Financial Corp., Inc.	90	6
IGM Financial, Inc.	71	2
Imperial Oil Ltd.	191	10
Intact Financial Corp.	149	21
Ivanhoe Mines Ltd., Class A (f)	568	5
Keyera Corp.	187	4
Kinross Gold Corp.	1,059	5
Loblaw Cos., Ltd.	139	13
Lumine Group, Inc. (f)	51	1
Lundin Mining Corp.	549	4
Magna International, Inc.	240	13
Manulife Financial Corp.	1,526	28
Metro, Inc.	204	11
National Bank of Canada	284	20
Northland Power, Inc.	203	5

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Nutrien Ltd.	459	34
Nuvei Corp. (f)	57	3
Onex Corp.	62	3
Open Text Corp.	228	9
Pan American Silver Corp.	168	3
Parkland Corp.	135	3
Pembina Pipeline Corp.	470	15
Power Corp. of Canada	469	12
Quebecor, Inc., Class B	135	3
Restaurant Brands International, Inc.	249	17
RioCan REIT	128	2
Ritchie Bros Auctioneers, Inc.	96	5
Rogers Communications, Inc., Class B	299	14
Royal Bank of Canada	977	93
Saputo, Inc.	214	6
Shaw Communications, Inc., Class B	406	12
Shopify, Inc., Class A (f)	996	48
Sun Life Financial, Inc.	496	23
Suncor Energy, Inc.	1,155	36
TC Energy Corp.	669	26
Teck Resources Ltd., Class B	404	15
TELUS Corp.	397	8
TFI International, Inc.	69	8
Thomson Reuters Corp.	144	19
TMX Group Ltd.	47	5
Toromont Industries Ltd.	70	6
Toronto-Dominion Bank	1,531	92
Tourmaline Oil Corp.	275	11
West Fraser Timber Co. Ltd.	51	4
Wheaton Precious Metals Corp.	370	18
WSP Global, Inc.	107	14
		1,470
China (0.0%) (e)
China Common Rich Renewable Energy Investments Ltd. (f)	18,000	—
Chow Tai Fook Jewellery Group Ltd. (g)	1,112	2
Wharf Holdings Ltd. (g)	1,400	3
		5
Denmark (0.5%)
AP Moller - Maersk AS Series A	3	5
AP Moller - Maersk AS Series B	4	7
Carlsberg AS Series B	81	13
Chr Hansen Holding AS	91	7
Coloplast AS Series B	99	13
Danske Bank AS (f)	565	11
Demant AS (f)	79	3
DSV AS	155	30
Genmab AS (f)	55	21
Novo Nordisk AS Series B	1,352	215
Novozymes AS Series B	172	9
Orsted AS	159	13
Pandora AS	77	7
ROCKWOOL AS, Class B	8	2
Tryg AS	305	7
Vestas Wind Systems AS	855	25
		388
Finland (0.1%)
Elisa Oyj	124	7
Fortum Oyj (f)	379	6

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Kesko Oyj, Class B	240	5
Kone Oyj, Class B	298	16
Neste Oyj	364	18
Nokia Oyj	4,743	23
Orion Oyj, Class B	92	4
Sampo Oyj, Class A	420	20
Stora Enso Oyj, Class R	482	6
UPM-Kymmene Oyj (f)	464	16
Wartsila Oyj Abp	418	4
		125
France (2.2%)
Accor SA (f)	140	5
Aeroports de Paris (f)	25	4
Air Liquide SA	423	71
Airbus SE	479	64
Alstom SA	262	7
Amundi SA	50	3
ArcelorMittal SA	425	13
Arkema SA	49	5
AXA SA	1,512	46
BioMerieux	34	4
BNP Paribas SA	3,222	192
Bollore SA	717	4
Bouygues SA	188	6
Bureau Veritas SA	241	7
Capgemini SE	133	25
Carrefour SA	480	10
Cie de Saint-Gobain	400	23
Cie Generale des Etablissements Michelin SCA	552	17
Covivio REIT	39	2
Credit Agricole SA	3,497	39
Danone SA	523	33
Dassault Aviation SA	20	4
Dassault Systemes SE	545	22
Edenred	203	12
Eiffage SA	68	7
Electricite de France SA	434	6
Engie SA	1,562	25
EssilorLuxottica SA	237	43
Eurazeo SE	36	3
Eurofins Scientific SE	109	7
Euronext NV	70	5
Gecina SA REIT	38	4
Getlink SE	360	6
Hermes International	26	53
Ipsen SA	30	3
Kering SA	63	41
Klepierre SA REIT	178	4
L'Oreal SA	196	88
La Francaise des Jeux SAEM	85	3
Legrand SA	217	20
LVMH Moet Hennessy Louis Vuitton SE	226	207
Orange SA	1,634	19
Pernod Ricard SA	167	38
Publicis Groupe SA	187	15
Remy Cointreau SA	19	3
Renault SA (f)	160	6
Safran SA	276	41
Sanofi	929	101
Sartorius Stedim Biotech	23	7
Schneider Electric SE	443	74

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

SEB SA	20	2
Societe Generale SA	2,308	52
Sodexo SA	72	7
STMicroelectronics NV	556	30
Teleperformance	48	12
Thales SA	87	13
TotalEnergies SE	1,985	117
Ubisoft Entertainment SA (f)	77	2
Unibail-Rodamco-Westfield REIT (f)	99	5
Valeo SA	173	4
Veolia Environnement SA	553	17
Vinci SA	435	50
Vivendi SE	584	6
Wendel SE	22	2
Worldline SA (f)	196	8
		1,774
Germany (1.4%)
Adidas AG	149	26
Allianz SE (Registered)	345	80
Aroundtown SA	912	1
BASF SE	788	41
Bayer AG (Registered)	835	53
Bayerische Motoren Werke AG	283	31
Bayerische Motoren Werke AG (Preference)	51	5
Bechtle AG	70	3
Beiersdorf AG	86	11
Brenntag SE	131	10
Carl Zeiss Meditec AG	34	5
Commerzbank AG (f)	3,078	32
Continental AG	94	7
Covestro AG	166	7
Daimler Truck Holding AG (f)	386	13
Delivery Hero SE (f)	145	5
Deutsche Bank AG (Registered)	1,683	17
Deutsche Boerse AG	161	31
Deutsche Lufthansa AG (Registered) (f)	509	6
Deutsche Post AG (Registered)	846	40
Deutsche Telekom AG (Registered)	2,749	67
Dr Ing hc F Porsche AG (Preference) (f)	99	13
E.ON SE	1,925	24
Evonik Industries AG	180	4
Fresenius Medical Care AG & Co. KGaA	178	8
Fresenius SE & Co. KGaA	361	10
GEA Group AG	129	6
Hannover Rueck SE (Registered)	51	10
HeidelbergCement AG	124	9
HelloFresh SE (f)	143	3
Henkel AG & Co. KGaA	88	6
Henkel AG & Co. KGaA (Preference)	151	12
Infineon Technologies AG	1,103	45
Knorr-Bremse AG	62	4
LEG Immobilien SE	65	4
Mercedes-Benz Group AG (Registered)	688	53
Merck KGaA	111	21
MTU Aero Engines AG	46	11
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	118	41
Nemetschek SE	49	3
Porsche Automobil Holding SE (Preference)	132	8
Puma SE	91	6
QIAGEN NV (f)	196	9

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Rational AG	4	3
Rheinmetall AG	39	12
RWE AG	551	24
SAP SE	891	112
Sartorius AG (Preference)	21	9
Scout24 SE	69	4
Siemens AG (Registered)	653	106
Siemens Energy AG (f)	371	8
Siemens Healthineers AG	247	14
Symrise AG	114	12
Telefonica Deutschland Holding AG	885	3
United Internet AG (Registered)	82	1
Volkswagen AG	25	4
Volkswagen AG (Preference)	159	22
Vonovia SE	622	12
Zalando SE (f)	194	8
		1,155
Hong Kong (0.3%)
AIA Group Ltd.	5,298	56
BOC Hong Kong Holdings Ltd.	2,108	7
Budweiser Brewing Co., APAC Ltd.	771	2
CK Asset Holdings Ltd.	1,129	7
CK Hutchison Holdings Ltd.	1,539	9
CK Infrastructure Holdings Ltd.	353	2
CLP Holdings Ltd.	910	7
ESR Group Ltd.	958	2
Futu Holdings Ltd. ADR (f)	35	2
Galaxy Entertainment Group Ltd. (f)	1,303	9
Hang Lung Properties Ltd.	1,138	2
Hang Seng Bank Ltd.	443	6
Henderson Land Development Co. Ltd.	838	3
HK Electric Investments & HK Electric Investments Ltd.	1,466	1
HKT Trust & HKT Ltd.	2,186	3
Hong Kong & China Gas Co. Ltd.	6,486	6
Hong Kong Exchanges & Clearing Ltd.	594	26
Hongkong Land Holdings Ltd.	526	2
Jardine Matheson Holdings Ltd.	91	4
Link REIT	851	5
MTR Corp. Ltd.	888	4
New World Development Co. Ltd.	852	2
Power Assets Holdings Ltd.	787	4
Sands China Ltd. (f)	1,041	4
Sino Land Co., Ltd.	2,016	3
SITC International Holdings Co. Ltd.	903	2
Sun Hung Kai Properties Ltd.	827	12
Swire Pacific Ltd., Class A	284	2
Swire Properties Ltd.	662	2
Techtronic Industries Co. Ltd.	811	9
WH Group Ltd.	3,908	2
Wharf Real Estate Investment Co. Ltd.	962	5
Xinyi Glass Holdings Ltd.	1,042	2
		214
Ireland (0.1%)
AIB Group PLC	925	4
Bank of Ireland Group PLC	930	9
CRH PLC	676	34
Flutter Entertainment PLC (f)	151	28
Kerry Group PLC, Class A	143	14
Kingspan Group PLC	139	10

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Smurfit Kappa Group PLC	223	8
		107
Israel (0.1%)
Azrieli Group Ltd.	36	2
Bank Hapoalim BM	1,091	9
Bank Leumi Le-Israel BM	1,326	10
Bezeq The Israeli Telecommunication Corp. Ltd.	1,782	2
Check Point Software Technologies Ltd. (f)	86	11
CyberArk Software Ltd. (f)	35	5
Elbit Systems Ltd.	23	4
ICL Group Ltd.	608	4
Israel Discount Bank Ltd., Class A	1,063	5
Mizrahi Tefahot Bank Ltd.	133	4
Nice Ltd. (f)	55	13
Teva Pharmaceutical Industries Ltd. ADR (f)	953	9
Tower Semiconductor Ltd. (f)	94	4
Wix.com Ltd. (f)	49	5
ZIM Integrated Shipping Services Ltd.	72	2
		89
Italy (0.7%)
Amplifon SpA	106	4
Assicurazioni Generali SpA	935	19
CNH Industrial NV	857	13
Davide Campari-Milano NV	450	5
DiaSorin SpA	22	2
Enel SpA	6,877	42
Eni SpA	2,081	29
EXOR NV (f)	15,255	15
Ferrari NV	108	29
FinecoBank Banca Fineco SpA	1,764	27
Infrastrutture Wireless Italiane SpA	286	4
Intesa Sanpaolo SpA	48,309	124
Mediobanca Banca di Credito Finanziario SpA	1,775	18
Moncler SpA	174	12
Nexi SpA (f)	504	4
Poste Italiane SpA	434	4
Prysmian SpA	217	9
Recordati Industria Chimica e Farmaceutica SpA	89	4
Snam SpA	1,717	9
Stellantis NV	1,879	34
Telecom Italia SpA (Milano) (f)	8,416	3
Tenaris SA	395	6
Terna - Rete Elettrica Nazionale	1,197	10
UniCredit SpA	5,899	111
		537
Netherlands (0.9%)
ABN Amro Bank NV CVA	1,224	19
Adyen NV (f)	19	30
Aegon NV	1,517	7
AerCap Holdings NV (f)	115	6
Akzo Nobel NV	156	12
ASM International NV	40	16
ASML Holding NV	346	236
Basic-Fit NV (f)	788	31
BNP Paribas Emissions- und Handelsgesellschaft mbH	11,274	134
Coca-Cola Europacific Partners PLC	176	10
Heineken Holding NV	86	8
Heineken NV	220	24

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

IMCD NV	49	8
JDE Peet's NV	86	3
Just Eat Takeaway.com NV (f)	158	3
Koninklijke Ahold Delhaize NV	884	30
Koninklijke DSM NV	148	18
Koninklijke KPN NV	2,804	10
Koninklijke Philips NV	783	14
NN Group NV	237	9
OCI NV	91	3
Prosus NV (f)	711	56
Randstad NV	102	6
Universal Music Group NV	618	16
Wolters Kluwer NV	224	28
		737
New Zealand (0.0%) (e)
Auckland International Airport Ltd. (f)	1,099	6
Fisher & Paykel Healthcare Corp. Ltd.	507	9
Mercury NZ Ltd.	615	2
Meridian Energy Ltd.	1,102	4
Spark New Zealand Ltd.	1,648	5
		26
Norway (0.1%)
Adevinta ASA (f)	241	2
Aker BP ASA	252	6
DNB Bank ASA	746	13
Equinor ASA	762	22
Gjensidige Forsikring ASA	161	3
Kongsberg Gruppen ASA	71	3
Mowi ASA	331	6
Norsk Hydro ASA	1,063	8
Orkla ASA	602	4
Salmar ASA	52	2
Telenor ASA	569	7
Yara International ASA	133	6
		82
Portugal (0.0%) (e)
EDP - Energias de Portugal SA	2,040	11
EDP Renovaveis SA	216	5
Galp Energia SGPS SA	363	4
Jeronimo Martins SGPS SA	205	5
		25
Singapore (0.2%)
CapitaLand Ascendas REIT REIT	2,308	5
CapitaLand Integrated Commercial Trust REIT	3,680	5
Capitaland Investment Ltd.	1,869	5
City Developments Ltd.	303	2
DBS Group Holdings Ltd.	1,280	32
Genting Singapore Ltd.	4,543	4
Grab Holdings Ltd., Class A (f)	924	3
Jardine Cycle & Carriage Ltd.	100	2
Keppel Corp. Ltd.	996	4
Mapletree Logistics Trust REIT	2,325	3
Mapletree Pan Asia Commercial Trust REIT	1,946	3
Oversea-Chinese Banking Corp. Ltd.	2,331	22
Sea Ltd. ADR (f)	267	23
Sembcorp Marine Ltd. (f)	20,917	2
Singapore Airlines Ltd.	908	4

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Singapore Exchange Ltd.	736	5
Singapore Technologies Engineering Ltd.	1,087	3
Singapore Telecommunications Ltd.	5,716	10
United Overseas Bank Ltd.	788	18
UOL Group Ltd.	347	2
Venture Corp. Ltd.	207	3
Wilmar International Ltd.	1,360	4
		164
South Africa (0.1%)
Anglo American PLC	1,094	36
Nedbank Group Ltd.	249	3
Old Mutual Ltd.	7,755	5
Thungela Resources Ltd.	132	2
		46
Spain (0.6%)
Acciona SA	15	3
ACS Actividades de Construccion y Servicios SA	129	4
Aena SME SA (f)	46	7
Amadeus IT Group SA (f)	271	18
Banco Bilbao Vizcaya Argentaria SA	17,535	125
Banco Santander SA	46,083	172
CaixaBank SA	12,083	47
Cellnex Telecom SA (f)	326	13
Corp. ACCIONA Energias Renovables SA	40	2
Enagas SA	149	3
Endesa SA	190	4
Ferrovial SA	294	9
Grifols SA (f)	180	2
Iberdrola SA	3,602	45
Industria de Diseno Textil SA	646	22
Naturgy Energy Group SA	88	3
Red Electrica Corp. SA	242	4
Repsol SA	807	12
Siemens Gamesa Renewable Energy SA (f)	142	3
Telefonica SA	3,080	13
		511
Sweden (0.5%)
Alfa Laval AB	243	9
Assa Abloy AB, Class B	802	19
Atlas Copco AB, Class A	2,135	27
Atlas Copco AB, Class B	1,242	14
Boliden AB	223	9
Electrolux AB, Class B	192	2
Embracer Group AB (f)	552	3
Epiroc AB, Class A	526	10
Epiroc AB, Class B	336	6
EQT AB	262	5
Essity AB, Class B	482	14
Evolution AB	145	19
Fastighets AB Balder, Class B (f)	549	2
Getinge AB, Class B	200	5
Hennes & Mauritz AB, Class B	622	9
Hexagon AB, Class B	1,555	18
Holmen AB, Class B	80	3
Husqvarna AB, Class B	366	3
Industrivarden AB, Class A	112	3
Industrivarden AB, Class C	133	4
Indutrade AB	238	5

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Investment AB Latour, Class B	129	3
Investor AB, Class A	418	8
Investor AB, Class B	1,484	30
Kinnevik AB, Class B (f)	210	3
L E Lundbergforetagen AB, Class B	65	3
Lifco AB, Class B	203	4
Nibe Industrier AB, Class B	1,221	14
Nordea Bank Abp	2,618	28
Sagax AB, Class B	165	4
Sandvik AB	850	18
Securitas AB, Class B	421	4
Skandinaviska Enskilda Banken AB, Class A (f)	1,272	14
Skanska AB, Class B	293	4
SKF AB, Class B	330	6
Svenska Cellulosa AB SCA, Class B	505	7
Svenska Handelsbanken AB, Class A	1,153	10
Swedbank AB, Class A	713	12
Swedish Orphan Biovitrum AB (f)	144	3
Tele2 AB, Class B	492	5
Telefonaktiebolaget LM Ericsson, Class B	2,315	14
Telia Co. AB	2,277	6
Volvo AB, Class A	173	4
Volvo AB, Class B	1,201	25
Volvo Car AB, Class B (f)	519	2
		420
Switzerland (1.5%)
ABB Ltd. (Registered)	1,292	44
Adecco Group AG (Registered)	137	5
Alcon, Inc.	416	30
Bachem Holding AG	29	3
Baloise Holding AG (Registered)	39	6
Banque Cantonale Vaudoise (Registered)	26	2
Barry Callebaut AG (Registered)	3	6
BKW AG	18	3
Chocoladefabriken Lindt & Sprungli AG	1	12
Cie Financiere Richemont SA (Registered)	428	69
Clariant AG (Registered) (f)	186	3
Credit Suisse Group AG (Registered)	3,112	3
EMS-Chemie Holding AG (Registered)	6	5
Geberit AG (Registered)	30	17
Givaudan SA (Registered)	8	26
Holcim AG (Registered) (f)	457	29
Julius Baer Group Ltd.	178	12
Kuehne & Nagel International AG (Registered)	45	13
Logitech International SA (Registered)	148	9
Lonza Group AG (Registered)	62	37
Nestle SA (Registered)	2,246	274
Novartis AG (Registered)	1,777	163
Partners Group Holding AG	20	19
Roche Holding AG	23	7
Roche Holding AG (Genusschein)	580	166
Schindler Holding AG	35	8
Schindler Holding AG (Registered)	20	4
SGS SA (Registered)	5	11
SIG Group AG (f)	269	7
Sika AG (Registered)	121	34
Sonova Holding AG (Registered)	44	13
Straumann Holding AG (Registered)	94	14
Swatch Group AG	25	9
Swatch Group AG (Registered)	45	3
Swiss Life Holding AG (Registered)	25	15

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Swiss Prime Site AG (Registered)	66	6
Swiss Re AG	247	25
Swisscom AG (Registered)	22	14
Temenos AG (Registered)	55	4
UBS Group AG (Registered)	2,749	58
VAT Group AG	23	8
Zurich Insurance Group AG	123	59
		1,255
United Kingdom (2.5%)
3i Group PLC	841	18
abrdn PLC	1,925	5
Admiral Group PLC	162	4
Antofagasta PLC	348	7
Ashtead Group PLC	382	23
Associated British Foods PLC	323	8
AstraZeneca PLC	1,332	185
Auto Trader Group PLC	855	7
Aviva PLC	2,449	12
BAE Systems PLC	2,702	33
Barclays PLC	13,808	25
Barratt Developments PLC	916	5
Berkeley Group Holdings PLC	98	5
BP PLC	16,068	102
British American Tobacco PLC	1,853	65
British Land Co. PLC REIT	794	4
BT Group PLC	6,243	11
Bunzl PLC	297	11
Burberry Group PLC	352	11
Coca-Cola HBC AG (f)	181	5
Compass Group PLC	1,521	38
Croda International PLC	122	10
DCC PLC	89	5
Diageo PLC	1,955	87
Entain PLC	531	8
Evraz PLC (f)	464	—
Experian PLC	796	26
G4S PLC (f)	2,164	7
Glencore PLC	8,286	48
GSK PLC	3,509	62
Haleon PLC	4,376	17
Halma PLC	343	9
Hargreaves Lansdown PLC	324	3
Hikma Pharmaceuticals PLC	147	3
HSBC Holdings PLC	17,054	116
Imperial Brands PLC	780	18
Informa PLC	1,302	11
InterContinental Hotels Group PLC	162	11
Intertek Group PLC	147	7
J Sainsbury PLC	1,561	5
JD Sports Fashion PLC	2,339	5
Johnson Matthey PLC	162	4
Kingfisher PLC	1,754	6
Land Securities Group PLC REIT	640	5
Legal & General Group PLC	5,184	15
Lloyds Banking Group PLC	58,437	34
London Stock Exchange Group PLC	283	27
M&G PLC	2,259	6
Melrose Industries PLC	3,658	8
Mondi PLC	439	7
National Grid PLC	3,173	43
NatWest Group PLC	4,564	15

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First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Next PLC	117	10
Ocado Group PLC (f)	532	4
Paragon Offshore PLC (f)(h)	67	—
Pearson PLC	597	6
Persimmon PLC	288	4
Phoenix Group Holdings PLC	675	5
Prudential PLC	2,367	32
Reckitt Benckiser Group PLC	616	47
RELX PLC	1,658	54
Rentokil Initial PLC	2,205	16
Rio Tinto PLC	2,395	163
Rolls-Royce Holdings PLC (f)	7,579	14
Sage Group PLC	937	9
Schroders PLC	665	4
Segro PLC REIT	1,064	10
Severn Trent PLC	225	8
Shell PLC	6,189	176
Smith & Nephew PLC	786	11
Smiths Group PLC	325	7
Spirax-Sarco Engineering PLC	66	10
SSE PLC	927	21
St. James's Place PLC	490	7
Standard Chartered PLC	2,158	16
Taylor Wimpey PLC	3,183	5
Tesco PLC	6,472	21
Unilever PLC CVA	2,190	113
United Utilities Group PLC	613	8
Vodafone Group PLC	22,881	25
Whitbread PLC	182	7
WPP PLC	960	11
		2,036
United States (18.2%)
3M Co.	230	24
Abbott Laboratories	723	73
AbbVie, Inc.	731	117
Accenture PLC, Class A	258	74
Activision Blizzard, Inc.	323	28
Adobe, Inc. (f)	188	72
Advance Auto Parts, Inc.	25	3
Advanced Micro Devices, Inc. (f)	664	65
AES Corp.	273	7
Affirm Holdings, Inc. (f)	82	1
Aflac, Inc.	243	16
Agilent Technologies, Inc.	122	17
Air Products & Chemicals, Inc.	92	26
Airbnb, Inc., Class A (f)	152	19
Akamai Technologies, Inc. (f)	65	5
Albemarle Corp.	48	11
Alcoa Corp.	72	3
Alexandria Real Estate Equities, Inc. REIT	64	8
Align Technology, Inc. (f)	31	10
Allegion PLC	36	4
Alliant Energy Corp.	103	6
Allstate Corp.	108	12
Ally Financial, Inc.	127	3
Alnylam Pharmaceuticals, Inc. (f)	49	10
Alphabet, Inc., Class A (f)	2,476	257
Alphabet, Inc., Class C (f)	2,294	239
Altria Group, Inc.	746	33
Amazon.com, Inc. (f)	3,774	390
Amcor PLC	615	7

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First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Ameren Corp.	107	9
American Electric Power Co., Inc.	212	19
American Express Co.	262	43
American Financial Group, Inc.	29	4
American Homes 4 Rent, Class A REIT	130	4
American International Group, Inc.	307	15
American Tower Corp. REIT	192	39
American Water Works Co., Inc.	75	11
Ameriprise Financial, Inc.	44	14
AmerisourceBergen Corp.	64	10
AMETEK, Inc.	95	14
Amgen, Inc.	222	54
Amphenol Corp., Class A	245	20
Analog Devices, Inc.	212	42
Annaly Capital Management, Inc. REIT	192	4
ANSYS, Inc. (f)	36	12
AO Smith Corp.	53	4
Aon PLC, Class A	87	27
APA Corp.	135	5
Apollo Global Management, Inc.	164	10
Apple, Inc.	6,631	1,093
Applied Materials, Inc.	355	44
Aptiv PLC (f)	111	12
Aramark	96	3
Arch Capital Group Ltd. (f)	148	10
Archer-Daniels-Midland Co.	230	18
Ares Management Corp., Class A	63	5
Arista Networks, Inc. (f)	100	17
Arrow Electronics, Inc. (f)	27	3
Arthur J Gallagher & Co.	86	16
Aspen Technology, Inc. (f)	12	3
Assurant, Inc.	23	3
AT&T, Inc.	2,922	56
Atmos Energy Corp.	57	6
Autodesk, Inc. (f)	90	19
Automatic Data Processing, Inc.	172	38
AutoZone, Inc. (f)	8	20
AvalonBay Communities, Inc. REIT	59	10
Avantor, Inc. (f)	278	6
Avery Dennison Corp.	33	6
Baker Hughes Co.	410	12
Ball Corp.	128	7
Bank of America Corp.	2,955	85
Bank of New York Mellon Corp.	315	14
Bath & Body Works, Inc.	95	3
Baxter International, Inc.	208	8
Becton Dickinson & Co.	116	29
Bentley Systems, Inc., Class B	80	3
Berkshire Hathaway, Inc., Class B (f)	533	165
Best Buy Co., Inc.	84	7
Bill.Com Holdings, Inc. (f)	39	3
Bio-Rad Laboratories, Inc., Class A (f)	9	4
Bio-Techne Corp.	64	5
Biogen, Inc. (f)	59	16
BioMarin Pharmaceutical, Inc. (f)	77	8
Black Knight, Inc. (f)	64	4
BlackRock, Inc.	63	42
Blackstone Group, Inc.	289	25
Block, Inc., Class A (f)	215	15
Boeing Co. (f)	230	49
Booking Holdings, Inc. (f)	16	42
Booz Allen Hamilton Holding Corp.	55	5
BorgWarner, Inc.	98	5

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First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Boston Properties, Inc. REIT	61	3
Boston Scientific Corp. (f)	589	29
Bristol-Myers Squibb Co.	887	61
Broadcom, Inc.	168	108
Broadridge Financial Solutions, Inc.	48	7
Brown & Brown, Inc.	98	6
Brown-Forman Corp., Class B	128	8
Bunge Ltd.	63	6
Burlington Stores, Inc. (f)	27	5
Cadence Design Systems, Inc. (f)	112	24
Caesars Entertainment, Inc. (f)	90	4
Camden Property Trust REIT	41	4
Campbell Soup Co.	88	5
Capital One Financial Corp.	158	15
Cardinal Health, Inc.	111	8
Carlisle Cos., Inc.	21	5
Carlyle Group, Inc.	82	3
CarMax, Inc. (f)	67	4
Carnival Corp. (f)	412	4
Carrier Global Corp.	347	16
Catalent, Inc. (f)	71	5
Caterpillar, Inc.	215	49
Cboe Global Markets, Inc.	44	6
CBRE Group, Inc., Class A (f)	132	10
CDW Corp.	56	11
Celanese Corp.	45	5
Centene Corp. (f)	236	15
CenterPoint Energy, Inc.	259	8
Ceridian HCM Holding, Inc. (f)	57	4
CF Industries Holdings, Inc.	82	6
CH Robinson Worldwide, Inc.	52	5
Charles River Laboratories International, Inc. (f)	21	4
Charles Schwab Corp.	589	31
Charter Communications, Inc., Class A (f)	47	17
Cheniere Energy, Inc.	94	15
Chesapeake Energy Corp.	43	3
Chevron Corp.	760	124
Chewy, Inc., Class A (f)	39	1
Chipotle Mexican Grill, Inc. (f)	11	19
Chubb Ltd.	170	33
Church & Dwight Co., Inc.	100	9
Cigna Corp.	126	32
Cincinnati Financial Corp.	61	7
Cintas Corp.	37	17
Cisco Systems, Inc.	1,714	90
Citigroup, Inc.	798	37
Citizens Financial Group, Inc.	204	6
Clarivate PLC (f)	124	1
Cleveland-Cliffs, Inc. (f)	214	4
Clorox Co.	52	8
Cloudflare, Inc., Class A (f)	104	6
CME Group, Inc.	150	29
CMS Energy Corp.	119	7
Coca-Cola Co.	1,693	105
Cognex Corp.	72	4
Cognizant Technology Solutions Corp., Class A	212	13
Coinbase Global, Inc., Class A (f)	51	3
Colgate-Palmolive Co.	329	25
Comcast Corp., Class A	1,800	68
Conagra Brands, Inc.	198	7
ConocoPhillips	517	51
Consolidated Edison, Inc.	147	14
Constellation Brands, Inc., Class A	65	15

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First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Constellation Energy Corp.	135	11
Contra Abiomed, Inc. (f)	14	—	@
Cooper Cos., Inc.	20	7
Copart, Inc. (f)	178	13
Corning, Inc.	333	12
Corteva, Inc.	293	18
CoStar Group, Inc. (f)	164	11
Costco Wholesale Corp.	183	91
Coterra Energy, Inc.	329	8
Crowdstrike Holdings, Inc., Class A (f)	83	11
Crown Castle, Inc.	178	24
Crown Holdings, Inc.	49	4
CSX Corp.	899	27
Cummins, Inc.	57	14
CVS Health Corp.	542	40
Danaher Corp.	289	73
Darden Restaurants, Inc.	51	8
Darling Ingredients, Inc. (f)	65	4
Datadog, Inc., Class A (f)	102	7
DaVita, Inc. (f)	23	2
Deere & Co.	119	49
Dell Technologies, Inc., Class C	110	4
Delta Air Lines, Inc. (f)	65	2
Dentsply Sirona, Inc.	88	3
Devon Energy Corp.	259	13
Dexcom, Inc. (f)	160	19
Diamondback Energy, Inc.	69	9
Digital Realty Trust, Inc. REIT	118	12
Discover Financial Services	112	11
DISH Network Corp., Class A (f)	103	1
DocuSign, Inc. (f)	83	5
Dollar General Corp.	94	20
Dollar Tree, Inc. (f)	92	13
Dominion Energy, Inc.	342	19
Domino's Pizza, Inc.	15	5
DoorDash, Inc., Class A (f)	96	6
Dover Corp.	59	9
Dow, Inc.	295	16
DR Horton, Inc.	136	13
Dropbox, Inc., Class A (f)	114	2
DTE Energy Co.	80	9
Duke Energy Corp.	318	31
DuPont de Nemours, Inc.	206	15
Dynatrace, Inc. (f)	82	3
Eastman Chemical Co.	51	4
Eaton Corp. PLC	164	28
eBay, Inc.	228	10
Ecolab, Inc.	106	18
Edison International	158	11
Edwards Lifesciences Corp. (f)	255	21
Elanco Animal Health, Inc. (f)	174	2
Electronic Arts, Inc.	115	14
Elevance Health, Inc.	99	46
Eli Lilly & Co.	331	114
Emerson Electric Co.	243	21
Enphase Energy, Inc. (f)	56	12
Entegris, Inc.	61	5
Entergy Corp.	84	9
EOG Resources, Inc.	240	28
EPAM Systems, Inc. (f)	24	7
EQT Corp.	139	4
Equifax, Inc.	51	10
Equinix, Inc. REIT	37	27

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First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Equitable Holdings, Inc.	155	4
Equity Lifestyle Properties, Inc. REIT	72	5
Equity Residential REIT	148	9
Erie Indemnity Co., Class A	11	3
Essential Utilities, Inc.	103	5
Essex Property Trust, Inc. REIT	27	6
Estee Lauder Cos., Inc., Class A	96	24
Etsy, Inc. (f)	52	6
Everest Re Group Ltd.	16	6
Evergy, Inc.	95	6
Eversource Energy	143	11
Exact Sciences Corp. (f)	71	5
Exelon Corp.	408	17
Expedia Group, Inc. (f)	63	6
Expeditors International of Washington, Inc.	68	8
Extra Space Storage, Inc. REIT	55	9
Exxon Mobil Corp.	1,699	186
F5, Inc. (f)	24	4
Factset Research Systems, Inc.	16	7
Fair Isaac Corp. (f)	11	8
Fastenal Co.	238	13
FedEx Corp.	103	24
Ferguson PLC	87	12
Fidelity National Financial, Inc.	108	4
Fidelity National Information Services, Inc.	250	14
Fifth Third Bancorp	283	8
First Citizens BancShares, Inc., Class A	5	5
First Horizon Corp.	220	4
First Republic Bank	76	1
First Solar, Inc. (f)	39	8
FirstEnergy Corp.	223	9
Fiserv, Inc. (f)	249	28
FleetCor Technologies, Inc. (f)	29	6
FMC Corp.	52	6
Ford Motor Co.	1,670	21
Fortinet, Inc. (f)	275	18
Fortive Corp.	140	10
Fortune Brands Innovations, Inc.	53	3
Fox Corp., Class A	126	4
Fox Corp., Class B	60	2
Franklin Resources, Inc.	123	3
Freeport-McMoRan, Inc.	584	24
Gaming and Leisure Properties, Inc. REIT	106	6
Garmin Ltd.	64	6
Gartner, Inc. (f)	33	11
GE Healthcare, Inc. (f)	147	12
Gen Digital, Inc.	250	4
Generac Holdings, Inc. (f)	27	3
General Dynamics Corp.	95	22
General Electric Co.	442	42
General Mills, Inc.	257	22
General Motors Co.	577	21
Genuine Parts Co.	59	10
Gilead Sciences, Inc.	529	44
Global Payments, Inc.	114	12
Globe Life, Inc.	39	4
GoDaddy, Inc., Class A (f)	64	5
Goldman Sachs Group, Inc.	140	46
Halliburton Co.	366	12
Hartford Financial Services Group, Inc.	131	9
Hasbro, Inc.	55	3
HCA Healthcare, Inc.	95	25
Healthcare Realty Trust, Inc. REIT	158	3

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First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Healthpeak Properties, Inc. REIT	223	5
HEICO Corp.	17	3
HEICO Corp., Class A	29	4
Henry Schein, Inc. (f)	56	5
Hershey Co.	61	16
Hess Corp.	114	15
Hewlett Packard Enterprise Co.	533	9
HF Sinclair Corp.	67	3
Hilton Worldwide Holdings, Inc.	115	16
Hologic, Inc. (f)	103	8
Home Depot, Inc.	425	125
Honeywell International, Inc.	275	53
Horizon Therapeutics PLC (f)	91	10
Hormel Foods Corp.	124	5
Host Hotels & Resorts, Inc. REIT	294	5
Howmet Aerospace, Inc.	152	6
HP, Inc.	429	13
Hubbell, Inc.	23	6
HubSpot, Inc. (f)	19	8
Humana, Inc.	52	25
Huntington Bancshares, Inc.	591	7
Huntington Ingalls Industries, Inc.	16	3
IDEX Corp.	31	7
IDEXX Laboratories, Inc. (f)	35	18
Illinois Tool Works, Inc.	127	31
Illumina, Inc. (f)	65	15
Incyte Corp. (f)	77	6
Ingersoll Rand, Inc.	164	10
Insulet Corp. (f)	28	9
Intel Corp.	1,710	56
Intercontinental Exchange, Inc.	230	24
International Business Machines Corp.	369	48
International Flavors & Fragrances, Inc.	104	10
International Paper Co.	143	5
Interpublic Group of Cos., Inc.	160	6
Intuit, Inc.	110	49
Intuitive Surgical, Inc. (f)	147	38
Invesco Ltd.	142	2
Invitation Homes, Inc. REIT	253	8
IQVIA Holdings, Inc. (f)	76	15
Iron Mountain, Inc. REIT	120	6
Jack Henry & Associates, Inc.	29	4
Jacobs Solutions, Inc.	52	6
Jazz Pharmaceuticals PLC (f)	25	4
JB Hunt Transport Services, Inc.	35	6
JM Smucker Co.	44	7
Johnson & Johnson	1,082	168
Johnson Controls International PLC	283	17
JPMorgan Chase & Co.	1,198	156
Juniper Networks, Inc.	134	5
Kellogg Co.	107	7
Keurig Dr Pepper, Inc.	322	11
KeyCorp	385	5
Keysight Technologies, Inc. (f)	73	12
Kimberly-Clark Corp.	140	19
Kimco Realty Corp. REIT	257	5
Kinder Morgan, Inc.	840	15
KKR & Co., Inc.	231	12
KLA Corp.	57	23
Knight-Swift Transportation Holdings, Inc.	64	4
Kraft Heinz Co.	307	12
Kroger Co.	279	14
L3Harris Technologies, Inc.	79	16

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First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Laboratory Corp. of America Holdings	37	9
Lam Research Corp.	56	30
Lamb Weston Holdings, Inc.	59	6
Las Vegas Sands Corp. (f)	142	8
Lear Corp.	24	3
Leidos Holdings, Inc.	53	5
Lennar Corp., Class A	106	11
Lennox International, Inc.	13	3
Liberty Broadband Corp., Class C (f)	52	4
Liberty Global PLC, Class A (f)	68	1
Liberty Global PLC Series C (f)	118	2
Liberty Media Corp-Liberty SiriusXM, Class A (f)	31	1
Liberty Media Corp-Liberty SiriusXM, Class C (f)	68	2
Liberty Media Corp.-Liberty Formula One, Class C (f)	80	6
Lincoln National Corp.	65	1
Linde PLC	204	73
Live Nation Entertainment, Inc. (f)	71	5
LKQ Corp.	107	6
Lockheed Martin Corp.	98	46
Loews Corp.	83	5
Lowe's Cos., Inc.	259	52
LPL Financial Holdings, Inc.	33	7
Lucid Group, Inc. (f)	168	1
Lululemon Athletica, Inc. (f)	49	18
Lumen Technologies, Inc.	389	1
LyondellBasell Industries NV, Class A	107	10
M&T Bank Corp.	72	9
Marathon Oil Corp.	278	7
Marathon Petroleum Corp.	203	27
Markel Corp. (f)	5	6
MarketAxess Holdings, Inc.	16	6
Marriott International, Inc., Class A	115	19
Marsh & McLennan Cos., Inc.	203	34
Martin Marietta Materials, Inc.	25	9
Marvell Technology, Inc.	361	16
Masco Corp.	94	5
Masimo Corp. (f)	20	4
Mastercard, Inc., Class A	355	129
Match Group, Inc. (f)	116	4
McCormick & Co., Inc.	103	9
McDonald's Corp.	302	84
McKesson Corp.	59	21
Medical Properties Trust, Inc. REIT	247	2
Medtronic PLC	552	45
MercadoLibre, Inc. (f)	19	25
Merck & Co., Inc.	1,039	111
Meta Platforms, Inc., Class A (f)	931	197
MetLife, Inc.	277	16
Mettler-Toledo International, Inc. (f)	9	14
MGM Resorts International	130	6
Microchip Technology, Inc.	227	19
Micron Technology, Inc.	466	28
Microsoft Corp.	2,915	840
Mid-America Apartment Communities, Inc. REIT	48	7
Moderna, Inc. (f)	130	20
Mohawk Industries, Inc. (f)	21	2
Molina Healthcare, Inc. (f)	24	6
Molson Coors Beverage Co., Class B	80	4
Mondelez International, Inc., Class A	564	39
MongoDB, Inc. (f)	27	6
Monolithic Power Systems, Inc.	19	10
Monster Beverage Corp. (f)	326	18
Moody's Corp.	68	21

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First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Mosaic Co.	140	6
Motorola Solutions, Inc.	68	19
MSCI, Inc.	33	18
Nasdaq, Inc.	143	8
NetApp, Inc.	90	6
Netflix, Inc. (f)	184	64
Neurocrine Biosciences, Inc. (f)	39	4
Newell Brands, Inc.	164	2
Newmont Corp. (NYSE)	313	15
News Corp., Class A	159	3
NextEra Energy, Inc.	808	62
NIKE, Inc., Class B	525	64
NiSource, Inc.	167	5
Nordson Corp.	21	5
Norfolk Southern Corp.	98	21
Northern Trust Corp.	82	7
Northrop Grumman Corp.	60	28
Novocure Ltd. (f)	39	2
NRG Energy, Inc.	98	3
Nucor Corp.	106	16
NVIDIA Corp.	1,042	289
NVR, Inc. (f)	1	6
NXP Semiconductors NV	108	20
O'Reilly Automotive, Inc. (f)	25	21
Occidental Petroleum Corp.	385	24
Okta, Inc. (f)	61	5
Old Dominion Freight Line, Inc.	40	14
Omnicom Group, Inc.	84	8
ON Semiconductor Corp. (f)	179	15
ONEOK, Inc.	186	12
Oracle Corp.	657	61
Otis Worldwide Corp.	174	15
Ovintiv, Inc.	107	4
Owens Corning	40	4
PACCAR, Inc.	214	16
Packaging Corp. of America	39	5
Palantir Technologies, Inc., Class A (f)	691	6
Palo Alto Networks, Inc. (f)	124	25
Paramount Global, Class B	253	6
Parker Hannifin Corp.	52	17
Paychex, Inc.	135	15
Paycom Software, Inc. (f)	21	6
Paylocity Holding Corp. (f)	17	3
PayPal Holdings, Inc. (f)	454	34
Pentair PLC	68	4
PepsiCo, Inc.	569	104
PerkinElmer, Inc.	52	7
Pfizer, Inc.	2,325	95
PG&E Corp. (f)	609	10
Philip Morris International, Inc.	637	62
Phillips 66	196	20
Pinterest, Inc., Class A (f)	239	7
Pioneer Natural Resources Co.	94	19
Plug Power, Inc. (f)	215	3
PNC Financial Services Group, Inc.	167	21
Pool Corp.	16	5
PPG Industries, Inc.	98	13
PPL Corp.	302	8
Principal Financial Group, Inc.	102	8
Procter & Gamble Co.	985	146
Progressive Corp.	239	34
ProLogis, Inc. REIT	378	47
Prudential Financial, Inc.	152	13

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First Quarter Report

March 31, 2023 (unaudited)(cont’d)

PTC, Inc. (f)	47	6
Public Service Enterprise Group, Inc.	206	13
Public Storage REIT	64	19
Pulte Group, Inc.	96	6
Qorvo, Inc. (f)	43	4
QUALCOMM, Inc.	465	59
Quanta Services, Inc.	59	10
Quest Diagnostics, Inc.	48	7
Raymond James Financial, Inc.	80	7
Raytheon Technologies Corp.	604	59
Realty Income Corp. REIT	255	16
Regency Centers Corp. REIT	64	4
Regeneron Pharmaceuticals, Inc. (f)	44	36
Regions Financial Corp.	383	7
Repligen Corp. (f)	21	4
Republic Services, Inc.	91	12
ResMed, Inc.	60	13
Rivian Automotive, Inc., Class A (f)	135	2
Robert Half International, Inc.	45	4
ROBLOX Corp., Class A (f)	144	6
Rockwell Automation, Inc.	47	14
Roku, Inc. (f)	52	3
Rollins, Inc.	91	3
Roper Technologies, Inc.	44	19
Ross Stores, Inc.	144	15
Royal Caribbean Cruises Ltd. (f)	96	6
Royalty Pharma PLC, Class A	144	5
RPM International, Inc.	53	5
S&P Global, Inc.	142	49
Salesforce, Inc. (f)	413	83
SBA Communications Corp. REIT	44	12
Schlumberger NV	566	28
Seagate Technology Holdings PLC	83	6
Seagen, Inc. (f)	56	11
Sealed Air Corp.	60	3
SEI Investments Co.	48	3
Sempra Energy	131	20
Sensata Technologies Holding PLC	64	3
ServiceNow, Inc. (f)	83	39
Sherwin-Williams Co.	102	23
Simon Property Group, Inc. REIT	135	15
Sirius XM Holdings, Inc.	323	1
Skyworks Solutions, Inc.	67	8
Snap, Inc., Class A (f)	456	5
Snap-On, Inc.	21	5
Snowflake, Inc., Class A (f)	91	14
SolarEdge Technologies, Inc. (f)	23	7
Southern Co.	444	31
Southwest Airlines Co.	61	2
Splunk, Inc. (f)	65	6
SS&C Technologies Holdings, Inc.	94	5
Stanley Black & Decker, Inc.	61	5
Starbucks Corp.	477	50
State Street Corp.	151	11
Steel Dynamics, Inc.	73	8
Steris PLC	41	8
Stryker Corp.	140	40
Sun Communities, Inc. REIT	51	7
Synchrony Financial	198	6
Synopsys, Inc. (f)	63	24
Sysco Corp.	208	16
T Rowe Price Group, Inc.	94	11
T-Mobile US, Inc. (f)	261	38

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Take-Two Interactive Software, Inc. (f)	68	8
Targa Resources Corp.	88	6
Target Corp.	192	32
TE Connectivity Ltd.	132	17
Teledyne Technologies, Inc. (f)	19	9
Teleflex, Inc.	20	5
Teradyne, Inc.	64	7
Tesla, Inc. (f)	1,164	241
Texas Instruments, Inc.	379	71
Texas Pacific Land Corp.	3	5
Textron, Inc.	87	6
Thermo Fisher Scientific, Inc.	163	94
TJX Cos., Inc.	480	38
Toast, Inc., Class A (f)	102	2
Tractor Supply Co.	47	11
Trade Desk, Inc., Class A (f)	175	11
Tradeweb Markets, Inc., Class A	44	3
Trane Technologies PLC	96	18
TransDigm Group, Inc.	21	15
TransUnion	80	5
Travelers Cos., Inc.	96	16
Trimble, Inc. (f)	103	5
Truist Financial Corp.	544	19
Twilio, Inc., Class A (f)	71	5
Tyler Technologies, Inc. (f)	17	6
Tyson Foods, Inc., Class A	119	7
U-Haul Holding Co.	35	2
Uber Technologies, Inc. (f)	616	20
UDR, Inc. REIT	135	6
UGI Corp.	87	3
Ulta Beauty, Inc. (f)	21	11
Union Pacific Corp.	259	52
United Parcel Service, Inc., Class B	309	60
United Rentals, Inc.	29	11
UnitedHealth Group, Inc.	387	183
Unity Software, Inc. (f)	103	3
Universal Health Services, Inc., Class B	27	3
US Bancorp	581	21
Vail Resorts, Inc.	17	4
Valero Energy Corp.	160	22
Veeva Systems, Inc., Class A (f)	59	11
Ventas, Inc. REIT	164	7
VeriSign, Inc. (f)	40	8
Verisk Analytics, Inc.	65	12
Verizon Communications, Inc.	1,733	67
Vertex Pharmaceuticals, Inc. (f)	106	33
VF Corp.	142	3
Viatris, Inc.	504	5
VICI Properties, Inc. REIT	398	13
Visa, Inc., Class A	673	152
Vistra Corp.	154	4
VMware, Inc., Class A (f)	87	11
Vulcan Materials Co.	55	9
Walgreens Boots Alliance, Inc.	301	10
Walmart, Inc.	615	91
Walt Disney Co. (f)	747	75
Warner Bros Discovery, Inc. (f)	973	15
Waste Connections, Inc.	107	15
Waste Management, Inc.	171	28
Waters Corp. (f)	24	7
Webster Financial Corp.	72	3
WEC Energy Group, Inc.	130	12
Wells Fargo & Co.	1,587	59
Welltower, Inc. REIT	192	14

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

West Pharmaceutical Services, Inc.	31	11
Western Digital Corp. (f)	128	5
Western Union Co.	159	2
Westinghouse Air Brake Technologies Corp.	71	7
Westlake Chemical Corp.	16	2
WestRock Co.	106	3
Weyerhaeuser Co. REIT	305	9
Whirlpool Corp.	23	3
Williams Cos., Inc.	502	15
Willis Towers Watson PLC	45	10
Wolfspeed, Inc. (f)	51	3
Workday, Inc., Class A (f)	82	17
WP Carey, Inc. REIT	80	6
WR Berkley Corp.	87	5
WW Grainger, Inc.	19	13
Wynn Resorts Ltd. (f)	44	5
Xcel Energy, Inc.	224	15
Xylem, Inc.	75	8
Yum! Brands, Inc.	118	16
Zebra Technologies Corp., Class A (f)	21	7
Zillow Group, Inc., Class C (f)	67	3
Zimmer Biomet Holdings, Inc.	87	11
Zoetis, Inc.	195	32
Zoom Video Communications, Inc., Class A (f)	94	7
ZoomInfo Technologies, Inc., Class A (f)	106	3
Zscaler, Inc. (f)	35	4
		14,960
Total Common Stocks (Cost $24,067)		27,393

Short-Term Investments (16.1%)
Investment Company (15.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $12,557)	12,556,552	12,557

	Face Amount (000)
U.S. Treasury Security (0.8%)
U.S. Treasury Bill
5.01%, 11/30/23 (j) (Cost $654)	$676	656
Total Short-Term Investments (Cost $13,211)		13,213
Total Investments (98.3%) (Cost $81,114) (k)(l)(m)(n)		80,592
Other Assets in Excess of Liabilities (1.7%)		1,398
Net Assets (100.0%)		$81,990

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.
(b)	Floating or variable rate securities: The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2023.
(e)	Amount is less than 0.05%.
(f)	Non-income producing security.
(g)	Security trades on the Hong Kong exchange.
(h)	At March 31, 2023, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Funds.
(j)	Rate shown is the yield to maturity at March 31, 2023.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)	The approximate fair value and percentage of net assets, $10,818,000 and 13.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(m)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(n)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,633,000 and the aggregate gross unrealized depreciation is approximately $7,671,000, resulting in net unrealized depreciation of approximately $1,038,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
LSE	London Stock Exchange.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.		$5	AUD	7	5/11/23	$	( —@	)
Bank of America NA	CNH	2,334		$342	6/15/23		—@
Bank of America NA	PLN	67		$15	6/15/23		(—@	)
Bank of America NA		$174	CHF	159	5/11/23		1
Bank of America NA		$355	EUR	325	5/11/23		(2)
Bank of America NA		$28	ILS	102	6/15/23		—@
Bank of America NA		$123	THB	4,040	5/11/23		(4)
Barclays Bank PLC	EUR	475		$512	6/15/23		(5)
Barclays Bank PLC	EUR	431		$458	6/15/23		(11)
Barclays Bank PLC	MXN	1,906		$104	6/15/23		(—@	)
Barclays Bank PLC		$3	GBP	2	6/15/23		—@
Barclays Bank PLC		$1,131	JPY	148,648	6/15/23		1
Barclays Bank PLC		$60	JPY	7,996	6/15/23		1
Barclays Bank PLC		$161	MXN	3,075	6/15/23		7
BNP Paribas SA	CAD	126		$93	6/15/23		(—@	)
BNP Paribas SA	CHF	20		$22	6/15/23		—@
BNP Paribas SA	DKK	117		$17	6/15/23		(—@	)
BNP Paribas SA	GBP	68		$85	6/15/23		—@
BNP Paribas SA	HKD	368		$47	6/15/23		—@
BNP Paribas SA	JPY	27,651		$210	6/15/23		(—@	)
BNP Paribas SA		$410	CNY	2,742	5/11/23		(10)
BNP Paribas SA		$10	COP	50,392	6/15/23		—@
BNP Paribas SA		$13	HKD	98	6/15/23		(—@	)
BNP Paribas SA		$3	INR	210	6/15/23		—@
BNP Paribas SA		$154	JPY	20,461	6/15/23		1
BNP Paribas SA		$671	MXN	12,784	6/15/23		28
BNP Paribas SA		$77	SGD	101	5/11/23		(1)
Citibank NA		$8	CZK	168	6/15/23		—@
Citibank NA		$26	ILS	93	6/15/23		—@
Goldman Sachs International	BRL	1,011		$197	6/15/23		(—@	)
Goldman Sachs International	BRL	15,932		$3,063	6/15/23		(40)
Goldman Sachs International	DKK	11		$2	6/15/23		(—@	)
Goldman Sachs International	JPY	6,174		$47	5/11/23		(—@	)
Goldman Sachs International	NOK	6		$1	6/15/23		(—@	)
Goldman Sachs International		$80	AUD	120	6/15/23		—@
Goldman Sachs International		$1	CAD	1	6/15/23		—@
Goldman Sachs International		$526	CHF	476	6/15/23		(2)
Goldman Sachs International		$16	CLP	13,453	6/15/23		—@
Goldman Sachs International		$127	EUR	116	6/15/23		(—@	)
Goldman Sachs International		$740	EUR	685	6/15/23		5
Goldman Sachs International		$1	HKD	9	6/15/23		(—@	)
Goldman Sachs International		$2,026	JPY	268,513	6/15/23		17
Goldman Sachs International		$327	KRW	398,634	5/11/23		(20)
Goldman Sachs International		$106	MXN	2,027	6/15/23		5
Goldman Sachs International		$35	PEN	135	5/11/23		1
Goldman Sachs International		$27	RON	122	5/11/23		(—@	)
Goldman Sachs International		$57	SEK	597	6/15/23		—@
JPMorgan Chase Bank NA	AUD	79		$53	6/15/23		—@
JPMorgan Chase Bank NA	AUD	671		$469	5/11/23		20
JPMorgan Chase Bank NA	CNH	683		$100	6/15/23		—@
JPMorgan Chase Bank NA	EUR	68		$75	6/15/23		—@
JPMorgan Chase Bank NA	GBP	27		$32	5/11/23		(—@	)
JPMorgan Chase Bank NA	GBP	139		$168	5/11/23		(4)
JPMorgan Chase Bank NA	IDR	1,959,425		$129	5/11/23		(1)

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

JPMorgan Chase Bank NA	NZD	705		$439	6/15/23	(2)
JPMorgan Chase Bank NA		$3	CAD	4	6/15/23	—@
JPMorgan Chase Bank NA		$118	CAD	162	5/11/23	2
JPMorgan Chase Bank NA		$92	CHF	83	6/15/23	(—@	)
JPMorgan Chase Bank NA		$49	CNY	335	5/11/23	(—@	)
JPMorgan Chase Bank NA		$33	EUR	30	5/11/23	(—@	)
JPMorgan Chase Bank NA		$63	EUR	59	5/11/23	1
JPMorgan Chase Bank NA		$137	EUR	126	6/15/23	—@
JPMorgan Chase Bank NA		$296	GBP	243	6/15/23	4
JPMorgan Chase Bank NA		$58	HKD	451	6/15/23	(—@	)
JPMorgan Chase Bank NA		$835	JPY	110,634	6/15/23	7
JPMorgan Chase Bank NA		$270	JPY	35,323	6/15/23	(1)
JPMorgan Chase Bank NA		$114	MXN	2,173	6/15/23	5
JPMorgan Chase Bank NA		$14	NOK	141	5/11/23	(—@	)
JPMorgan Chase Bank NA		$56	PLN	246	5/11/23	—@
JPMorgan Chase Bank NA		$65	SEK	675	5/11/23	—@
JPMorgan Chase Bank NA	ZAR	19		$1	6/15/23	(—@	)
State Street Bank and Trust Co.	$	—@	HKD	2	6/15/23	(—@	)
UBS AG	CAD	20		$15	5/11/23	—@
UBS AG	CAD	35		$25	5/11/23	(—@	)
UBS AG	CNY	14,724		$2,131	6/15/23	(25)
UBS AG	DKK	141		$21	5/11/23	—@
UBS AG	MXN	3,330		$174	5/11/23	(10)
UBS AG	NOK	285		$27	6/15/23	(—@	)
UBS AG	NZD	29		$18	5/11/23	(—@	)
UBS AG	NZD	103		$64	5/11/23	(—@	)
UBS AG	NZD	76		$47	5/11/23	(—@	)
UBS AG	THB	1,356		$40	6/15/23	(—@	)
UBS AG		$77	AUD	112	5/11/23	(2)
UBS AG		$123	AUD	184	6/15/23	—@
UBS AG		$13	AUD	20	5/11/23	—@
UBS AG		$47	AUD	71	5/11/23	—@
UBS AG		$36	AUD	53	5/11/23	(—@	)
UBS AG		$119	CAD	163	5/11/23	2
UBS AG		$36	EUR	33	5/11/23	(—@	)
UBS AG		$64	GBP	54	5/11/23	2
UBS AG		$137	GBP	113	6/15/23	2
UBS AG		$3	HKD	21	6/15/23	(—@	)
UBS AG		$25	HUF	9,031	5/11/23	1
UBS AG		$1	HUF	419	6/15/23	—@
UBS AG		$4	IDR	64,177	6/15/23	—@
UBS AG		$616	JPY	79,316	5/11/23	(16)
UBS AG	$	—@	JPY	44	5/11/23	(—@	)
UBS AG		$11	KRW	14,584	6/15/23	—@
UBS AG		$254	MXN	4,846	6/15/23	11
UBS AG		$71	SEK	745	5/11/23	1
UBS AG		$20	SEK	205	6/15/23	—@
UBS AG		$22	THB	748	6/15/23	(—@	)
UBS AG		$3	TRY	62	6/15/23	(—@	)
UBS AG		$14	TWD	419	6/15/23	—@
UBS AG	ZAR	327		$18	6/15/23	(—@	)
						$(31)

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 OZ Gold Index (United States)	2	Jun-23	$	—@	$397	$(3)
CAC 40 Index (France)	1	Apr-23	EUR	—@	79	3
Euro Stoxx 50 Index (Germany)	27	Jun-23		—@	1,248	46
FTSE MIB Index (Italy)	1	Jun-23	EUR	—@	144	4
German Euro-BTP Index (Germany)	1	Jun-23		100	125	4
Hang Seng China Enterprise Index (Hong Kong)	13	Apr-23	HKD	1	581	26
Hang Seng Index (Hong Kong)	1	Apr-23		—@	130	4
IBEX 35 Index (Spain)	1	Apr-23	EUR	—@	100	2
ICE Brent Crude Oil Index (United Kingdom)	4	Oct-23		$4	312	(12)
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	4	Jun-23	KRW	400,000	350	(2)
Long Gilt Index (United Kingdom)	2	Jun-23	GBP	200	255	5
MSCI Emerging Market Index (United States)	2	Jun-23		—@	100	4
Nikkei 225 Index (Japan)	2	Jun-23	JPY	1	212	6
SGX MSCI Singapore Index Index (Singapore)	1	Apr-23	SGD	—@	23	—@
SPI 200 Index (Australia)	1	Jun-23	AUD	—@	120	—@
TSE TOPIX Index (Japan)	4	Jun-23	JPY	40	604	2
U.S. Treasury 10 yr. Note (United States)	1	Jun-23		$100	115	(—@ )
U.S. Treasury Long Bond (United States)	1	Jun-23		100	131	5

Short:
FTSE 100 Index (United Kingdom)	1	Jun-23	GBP	(—@ )	(94)	(1)
German Euro-Bobl Index (Germany)	1	Jun-23	EUR	(100)	(128)	(3)
German Euro-BTP Index (Germany)	17	Jun-23		(1,700)	(2,127)	(73)
German Euro-Bund Index (Germany)	2	Jun-23		(200)	(295)	(11)
German Short Euro-BTP Index (Germany)	10	Jun-23		(1,000)	(1,143)	(12)
S&P 500 E Mini Index (United States)	17	Jun-23		$(1)	(3,517)	(197)
TSE Japanese 10 Yr. Bond index (Japan)	2	Jun-23	JPY	(200,000)	(2,231)	(46)
U.S. Treasury 10 yr. Note (United States)	1	Jun-23		$(100)	(115)	(—@ )
U.S. Treasury 10 yr. Ultra Note (United States)	1	Jun-23		(100)	(121)	(4)
U.S. Treasury 2 yr. Note (United States)	10	Jun-23		(2,000)	(2,064)	(22)
U.S. Treasury 5 yr. Note (United States)	46	Jun-23		(4,600)	(5,037)	(110)
U.S. Treasury Ultra Bond (United States)	1	Jun-23		(100)	(141)	1
						$(384)

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 31, 2023:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.77%	Quarterly/ Quarterly	11/20/24	$35,645	$(22)	$—	$(22)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.79	Quarterly/ Quarterly	11/20/24	66,726	(41)	—	(41)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	10.02	Quarterly/ Quarterly	2/26/26	18,001	20	—	20
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.94	Quarterly/ Quarterly	2/26/26	18,273	18	—	18
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.96	Quarterly/ Quarterly	2/26/26	18,273	19	—	19
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.75	Quarterly/ Quarterly	3/6/26	16,403	11	—	11
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.75	Quarterly/ Quarterly	3/6/26	16,403	11	—	11
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.80	Quarterly/ Quarterly	3/6/26	16,158	12	—	12
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Quarterly/ Quarterly	6/29/26	6,814	(26)	—	(26)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Quarterly/ Quarterly	6/29/26	6,814	(26)	—	(26)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.66	Quarterly/ Quarterly	7/1/26	6,814	(26)	—	(26)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.36	Quarterly/ Quarterly	12/22/26	10,395	(27)	—	(27)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.38	Quarterly/ Quarterly	12/22/26	10,395	(27)	—	(27)
							$(104)	$—	$(104)

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2023:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BNP European Growth Custom Index††	Pay	ESTR + 0.04%	Quarterly	9/28/23	EUR	2,035	$(48)	$—	$(48)
BNP Paribas SA	BNP European Value Custom Index††	Receive	ESTR + 0.42%	Quarterly	9/28/23		1,994	79	—	79
BNP Paribas SA	MSCI Japan Net Total Return Index	Receive	SOFR + 0.01%	Quarterly	2/12/24		$2,722	10	—	10
BNP Paribas SA	MSCI USA Index	Receive	SOFR + 0.35%	Quarterly	7/14/23		2,472	67	—	67
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Receive	SOFR + 0.21%	Quarterly	1/26/24		5,726	(297)	—	(297)
Goldman Sachs International	MSCI USA Index	Receive	SOFR + 0.30%	Quarterly	9/22/23		11,869	397	—	397
JPMorgan Chase Bank NA	Japan Growth Index††	Pay	SOFR + 0.19%	Quarterly	3/29/24		1,260	—@	—	—@
JPMorgan Chase Bank NA	Japan Value Index††	Receive	SOFR + 0.01%	Quarterly	3/29/24		1,262	23	—	23
JPMorgan Chase Bank NA	Korea Growth Index	Pay	SOFR + 0.30%	Quarterly	3/29/24		313	(10)	—	(10)
JPMorgan Chase Bank NA	Korea Value Index	Receive	SOFR + 0.16%	Quarterly	3/29/24		311	11	—	11
JPMorgan Chase Bank NA	SPX 1500 Growth Index††	Pay	SOFR + 0.05%	Quarterly	2/13/24		591	26	—	26
JPMorgan Chase Bank NA	SPX 1500 Growth Index††	Pay	SOFR + 0.05%	Quarterly	2/13/24		1,043	60	—	60
JPMorgan Chase Bank NA	SPX 1500 Value Index††	Receive	SOFR + 0.05%	Quarterly	2/13/24		672	(74)	—	(74)
JPMorgan Chase Bank NA	SPX 1500 Value Index††	Receive	SOFR + 0.05%	Quarterly	2/13/24		1,029	(120)	—	(120)
JPMorgan Chase Bank NA	U.S. Broad Growth Index††	Pay	SOFR + 0.05%	Quarterly	2/13/24		471	14	—	14
JPMorgan Chase Bank NA	U.S. Broad Growth Index††	Pay	SOFR + 0.05%	Quarterly	2/13/24		980	43	—	43
JPMorgan Chase Bank NA	U.S. Broad Value Index††	Receive	SOFR + 0.05%	Quarterly	2/13/24		618	(67)	—	(67)
JPMorgan Chase Bank NA	U.S. Broad Value Index††	Receive	SOFR + 0.05%	Quarterly	2/13/24		956	(111)	—	(111)
								$3	$—	$3

†† See tables below for details of the equity basket holdings underlying the swaps.

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with BNP European Growth Custom Index as of March 31, 2023:

Security Description	Shares	Value (000)	Index Weight
BNP European Growth Custom Index
ADP	183	$26	2.17%
Adyen NV	17	27	2.23
Air Liquide SA	166	28	2.30
Akzo Nobel NV	355	28	2.29
Argenx SE	72	27	2.20
ASML Holding NV	41	28	2.28
Beiersdorf AG	219	28	2.36
Carl Zeiss Meditec AG	186	26	2.14
Cellnex Telecom SA	654	25	2.10
Corporacion Acciona Energias Renovables SA	651	25	2.09
Credit Agricole SA	2,116	24	1.98
Dassault Systemes SE	662	27	2.25
Davide Campari-Milano NV	2,364	29	2.39
Delivery Hero SE	616	21	1.74
Deutsche Boerse AG	145	28	2.33
EDP Renovaveis SA	1,249	29	2.37
Elia Group SA	192	25	2.09
Euronext NV	321	25	2.04
Ferrari NV	100	27	2.23
Ferrovial SA	938	28	2.28
Finecobank SpA	1,484	23	1.88
Getlink SE	1,506	25	2.05
Groupe Bruxelles Lambert NV	311	26	2.19
Hermes International	14	29	2.38
Kone Oyj-B	511	27	2.20
Koninklijke Dsm NV	201	24	1.96
L'Oreal	64	29	2.38
LVMH Moet Hennessy Louis Vuitton SE	30	28	2.30
MTU Aero Engines AG	106	27	2.20
Neste Oyj	551	27	2.25
Prosus NV	339	26	2.19
Rational AG	40	27	2.22
Remy Cointreau	148	27	2.23
Safran SA	182	27	2.23
Sampo Oyj-A Shares	546	26	2.13
Sartorius AG	58	24	2.02
Sartorius Stedim Biotech	75	23	1.90
Scout24 SE	478	28	2.35
Sofina	106	24	1.96
Symrise AG	258	28	2.32
Terna-Rete Elettrica Nazionale SpA	3,359	28	2.28
Universal Music Group NV	1,101	28	2.30
Vonovia SE	974	18	1.52
Warehouses De Pauw SCA	830	25	2.04
Wolters Kluwer	240	30	2.50
Zalando SE	625	26	2.16

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with BNP European Value Custom Index as of March 31, 2023:

Security Description	Shares	Value (000)	Index Weight
BNP European Value Custom Index
Arcelormittal	1,003	$30	2.20%
Arkema	304	30	2.17
Banco Bilbao Vizcaya Argentaria SA	4,076	29	2.11
Banco Santander SA	8,065	30	2.18
Bayer AG-Reg	480	31	2.22
Bayerische Motoren Werke AG	285	31	2.27
Bayerische Motoren Werke-Prf	310	32	2.31
Bechtle AG	699	33	2.42
Bouygues SA	895	30	2.19
Brenntag SE	390	29	2.13
Cnh Industrial NV	1,830	28	2.03
Compagnie De Saint Gobain	522	30	2.15
Continental AG	409	31	2.22
Daimler Truck Holding AG	908	31	2.23
Deutsche Bank AG-Reg	2,399	24	1.77
Deutsche Post AG-Reg	701	33	2.38
Deutsche Telekom AG-Reg	1,372	33	2.42
E.ON SE	2,803	35	2.54
Eiffage	276	30	2.17
Enel SpA	5,311	32	2.36
Engie	2,108	33	2.42
Erste Group Bank AG	784	26	1.89
Fortum Oyj	1,969	30	2.19
Fresenius Medical Care AG & Co. KGaA	759	32	2.34
Fresenius Se & Co. KGaA	982	26	1.92
Heineken Holding NV	363	33	2.42
JDE Peet's NV	1,026	30	2.17
Kesko Oyj-B Shares	1,395	30	2.18
Klepierre	1,192	27	1.96
Koninklijke Ahold Delhaize NV	957	33	2.38
Koninklijke Philips NV	1,800	33	2.39
Leg Immobilien SE	403	22	1.60
Mercedes-Benz Group AG	381	29	2.12
Michelin (CGDE)	938	29	2.08
Nexi SpA	3,617	29	2.13
NN Group NV	700	25	1.85
Nokia Oyj	6,387	31	2.27
OCI NV	943	32	2.32
Orange	2,654	32	2.29
Randstad NV	481	28	2.07
Repsol SA	1,893	29	2.12
Societe Generale SA	1,017	23	1.67
Stellantis NV	1,785	32	2.35
Telefonica SA	7,454	32	2.33
Unicredit SpA	1,458	28	2.00
Voestalpine AG	829	28	2.04

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with Japan Growth Index as of March 31, 2023:

Security Description	Shares	Value (000)	Index Weight
Japan Growth Index
Asahi Intecc Co. Ltd.	12,702	$1.67	2.25%
Baycurrent Consulting, Inc.	5,219	1.61	2.17
Capcom Co. Ltd.	5,938	1.60	2.14
Daiichi Sankyo Co. Ltd.	6,011	1.64	2.21
Daikin Industries Ltd.	1,230	1.65	2.22
Daiwa House Reit Investment	105	1.61	2.16
Fanuc Corp.	6,158	1.66	2.23
Fast Retailing Co. Ltd.	1,033	1.69	2.27
GLP J-REIT	195	1.58	2.12
Gmo Payment Gateway, Inc.	2,434	1.57	2.11
Hamamatsu Photonics KK	4,054	1.64	2.19
Hoshizaki Corp.	5,930	1.64	2.21
Japan Exchange Group, Inc.	13,730	1.57	2.11
JSR Corp.	9,053	1.60	2.15
Keio Corp.	6,048	1.59	2.14
Keyence Corp.	459	1.68	2.25
Kobe Bussan Co. Ltd.	7,501	1.57	2.10
Koei Tecmo Holdings Co. Ltd.	11,467	1.55	2.09
Kose Corp.	1,841	1.64	2.20
Kurita Water Industries Ltd.	4,773	1.64	2.20
Lasertec Corp.	1,277	1.69	2.26
M3, Inc.	8,257	1.55	2.08
Mcdonald'S Holdings Co. Japan	5,188	1.62	2.18
Misumi Group, Inc.	8,912	1.67	2.24
Monotaro Co. Ltd.	16,740	1.57	2.11
Nexon Co. Ltd.	9,367	1.68	2.25
Nidec Corp.	4,087	1.59	2.13
Nihon M&A Center Holdings, Inc.	28,081	1.57	2.10
Nippon Paint Holdings Co. Ltd.	23,469	1.65	2.21
Nippon Prologis REIT, Inc.	99	1.57	2.10
Nissan Chemical Corp.	4,760	1.62	2.17
Nitori Holdings Co. Ltd.	1,728	1.56	2.10
Obic Co. Ltd.	1,361	1.61	2.17
Oracle Corp.	3,089	1.67	2.24
Oriental Land Co. Ltd.	6,375	1.64	2.20
Rakuten Group, Inc.	44,265	1.54	2.07
Shiseido Co. Ltd.	4,679	1.64	2.20
SMC Corp.	416	1.65	2.21
Sompo Holdings, Inc.	5,286	1.57	2.11
T&D Holdings, Inc.	18,286	1.70	2.29
Tokio Marine Holdings, Inc.	11,033	1.59	2.14
Tokyo Electric Power Company	61,929	1.66	2.23
Trend Micro, Inc.	4,412	1.62	2.17
Unicharm Corp.	5,283	1.63	2.19
Yaskawa Electric Corp.	5,024	1.64	2.21
Zozo, Inc.	9,219	1.58	2.12

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with Japan Value Index as of March 31, 2023:

Security Description	Shares	Value (000)	Index Weight
Japan Value Index
Aisin Corp.	7,994	$1.65	2.17%
Asahi Group Holdings Ltd.	5,961	1.67	2.18
Brother Industries Ltd.	14,612	1.65	2.16
Canon, Inc.	9,931	1.67	2.18
Daiwa House Industry Co. Ltd.	9,242	1.63	2.14
Dentsu Group, Inc.	6,339	1.67	2.19
Hitachi Construction Machine	9,707	1.69	2.22
Honda Motor Co. Ltd.	8,459	1.68	2.21
Isuzu Motors Ltd.	18,044	1.62	2.12
Itochu Corp.	6,909	1.69	2.21
Japan Post Insurance Co. Ltd.	13,847	1.62	2.13
JFE Holdings, Inc.	17,794	1.69	2.22
Kajima Corp.	18,179	1.65	2.16
Kddi Corp.	7,092	1.65	2.16
Kirin Holdings Co. Ltd.	13,879	1.65	2.16
Marubeni Corp.	16,571	1.69	2.21
Mazda Motor Corp.	24,956	1.73	2.27
Meiji Holdings Co. Ltd.	8,897	1.59	2.09
Mitsubishi Corp.	6,219	1.68	2.20
Mitsubishi Heavy Industries	6,194	1.71	2.25
Mitsui & Co. Ltd.	7,632	1.78	2.34
Mitsui OSK Lines Ltd.	8,129	1.53	2.00
Mizuho Financial Group, Inc.	15,446	1.65	2.16
NEC Corp.	5,796	1.68	2.20
NGK Insulators Ltd.	16,610	1.65	2.16
Nippon Steel Corp.	9,490	1.68	2.20
Nippon Telegraph & Telephone	7,187	1.62	2.12
Nippon Yusen KK	8,621	1.51	1.98
Nissan Motor Co. Ltd.	59,271	1.69	2.21
Nomura Real Estate Holdings	10,039	1.67	2.19
Orix Corp.	13,305	1.64	2.15
Otsuka Holdings Co Ltd.	7,173	1.71	2.24
Renesas Electronics Corp.	15,884	1.72	2.26
Ricoh Co. Ltd.	29,228	1.64	2.15
Seiko Epson Corp.	15,236	1.63	2.13
Seven & I Holdings Co. Ltd.	4,907	1.66	2.18
Shionogi & Co. Ltd.	4,847	1.64	2.15
Subaru Corp.	13,809	1.66	2.17
Sumitomo Chemical Co. Ltd.	65,334	1.65	2.16
Sumitomo Corp.	12,562	1.67	2.19
Sumitomo Mitsui Financial Group, Inc.	5,483	1.65	2.16
Sumitomo Realty & Development	9,882	1.67	2.19
Takeda Pharmaceutical Co. Ltd.	6,689	1.65	2.16
TDK Corp.	6,107	1.64	2.15
Tokyo Gas Co. Ltd.	11,404	1.61	2.12
Toyota Tsusho Corp.	5,404	1.72	2.26

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with SPX 1500 Growth Index as of March 31, 2023:

Security Description	Shares	Value (000)	Index Weight
SPX 1500 Growth Index
AAON, Inc.	630	$61	0.64%
Apple, Inc.	320	53	0.56
Aptargroup, Inc.	439	52	0.55
Arista Networks, Inc.	356	60	0.63
Arlo Technologies, Inc.	11,263	68	0.72
Axon Enterprise, Inc.	262	59	0.62
Calix, Inc.	959	51	0.54
Chemed Corp.	98	53	0.55
Chesapeake Utilities Corp.	398	51	0.54
Chipotle Mexican Grill, Inc.	30	51	0.53
Cintas Corp.	110	51	0.54
Copart, Inc.	706	53	0.56
Corvel Corp.	267	51	0.54
Deckers Outdoor Corp.	117	53	0.56
Dexcom, Inc.	442	51	0.54
Ecolab, Inc.	321	53	0.56
ELF Beauty, Inc.	678	56	0.59
Five Below	244	50	0.53
Garmin Ltd.	501	51	0.53
Graco, Inc.	692	51	0.53
HCI Group, Inc.	1,005	54	0.57
Hershey Co.	207	53	0.56
Illumina, Inc.	245	57	0.60
Inari Medical, Inc.	876	54	0.57
Installed Building Products	440	50	0.53
Lamb Weston Holdings, Inc.	490	51	0.54
Lancaster Colony Corp.	260	53	0.56
Lattice Semiconductor Corp.	596	57	0.60
Linde PLC	145	52	0.55
Manhattan Associates, Inc.	336	52	0.55
Marketaxess Holdings, Inc.	137	54	0.56
Mcdonald's Corp.	185	52	0.55
Monolithic Power Systems, Inc.	105	52	0.55
Motorola Solutions, Inc.	188	54	0.57
Nvidia Corp.	219	61	0.64
Option Care Health, Inc.	1,693	54	0.57
O'Reilly Automotive, Inc.	62	52	0.55
Payoneer Global, Inc.	8,298	52	0.55
PDF Solutions, Inc.	1,428	61	0.64
Penumbra, Inc.	182	51	0.53
Public Service Enterprise Group, Inc.	807	50	0.53
Quanta Services, Inc.	319	53	0.56
Quinstreet, Inc.	3,325	53	0.56
Rollins, Inc.	1,366	51	0.54
Sonos, Inc.	2,718	53	0.56
Ulta Beauty, Inc.	93	51	0.53
Verisk Analytics, Inc.	273	52	0.55
Wingstop, Inc.	305	56	0.59
Ww Grainger, Inc.	73	50	0.53
Wynn Resorts Ltd.	468	52	0.55

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with SPX 1500 Value Index Index as of March 31, 2023:

Security Description	Shares	Value (000)	Index Weight
SPX 1500 Value Index
Agco Corp.	362	$49	0.55%
Allete, Inc.	796	51	0.58
Andersons, Inc.	1,279	53	0.60
Avista Corp.	1,196	51	0.57
Avnet, Inc.	1,054	48	0.54
Bloomin' Brands, Inc.	1,967	50	0.57
Boyd Gaming Corp.	744	48	0.54
Cal-Maine Foods, Inc.	909	55	0.62
Century Communities, Inc.	775	50	0.56
Coca-Cola Consolidated, Inc.	96	51	0.58
Embecta Corp.	1,694	48	0.54
Encore Wire Corp.	291	54	0.61
Energizer Holdings, Inc.	1,390	48	0.54
GE Healthcare Technology	692	57	0.64
G-III Apparel Group Ltd.	3,251	51	0.57
Golden Entertainment, Inc.	1,202	52	0.59
Goodyear Tire & Rubber Co.	4,369	48	0.54
Greenbrier Companies, Inc.	1,574	51	0.57
Hewlett Packard Enterprise	3,032	48	0.54
Hillenbrand, Inc.	1,009	48	0.54
Interdigital, Inc.	667	49	0.55
Juniper Networks, Inc.	1,563	54	0.61
KB Home	1,288	52	0.58
Keurig Dr Pepper, Inc.	1,392	49	0.55
Koppers Holdings, Inc.	1,422	50	0.56
M/I Homes, Inc.	811	51	0.58
Mdu Resources Group, Inc.	1,599	49	0.55
Moog, Inc.-Class A	489	49	0.56
Mueller Industries, Inc.	656	48	0.54
NRG Energy, Inc.	1,395	48	0.54
PG&E Corp.	3,142	51	0.57
Pbf Energy, Inc. - Class A	1,213	53	0.59
Pediatrix Medical Group, Inc.	3,200	48	0.54
Phillips 66	472	48	0.54
Pilgrim'S Pride Corp.	2,065	48	0.54
Progress Software Corp.	849	49	0.55
PVH Corp.	605	54	0.61
Quidelortho Corp.	555	49	0.56
Scansource, Inc.	1,587	48	0.54
Skywest, Inc.	2,532	56	0.63
Skyworks Solutions, Inc.	406	48	0.54
Sotera Health Co.	2,720	49	0.55
Taylor Morrison Home Corp.	1,364	52	0.59
Tenet Healthcare Corp.	893	53	0.60
Tyson Foods, Inc. - Class A	809	48	0.54
Unitil Corp.	940	54	0.60
US Silica Holdings, Inc.	3,992	48	0.54
Vishay Intertechnology, Inc.	2,302	52	0.59
Vista Outdoor, Inc.	1,819	50	0.57
Warner Bros Discovery, Inc.	3,334	50	0.57

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with U.S. Broad Growth Index as of March 31, 2023:

Security Description	Shares	Value (000)	Index Weight
U.S. Broad Growth Index
10X Genomics, Inc. - Class A	901	$50	0.53%
AAON, Inc.	536	52	0.54
Agilon Health, Inc.	1,858	44	0.46
Apple, Inc.	272	45	0.47
Aptargroup, Inc.	374	44	0.46
Arista Networks, Inc.	303	51	0.53
Arlo Technologies, Inc.	9,587	58	0.61
Axon Enterprise, Inc.	223	50	0.53
Chemed Corp.	83	45	0.47
Cheniere Energy, Inc.	278	44	0.46
Cloudflare, Inc. - Class A	712	44	0.46
Copart, Inc.	601	45	0.47
Deckers Outdoor Corp.	100	45	0.47
Draftkings, Inc. - Class A	2,339	45	0.47
Ecolab, Inc.	273	45	0.47
ELF Beauty, Inc.	577	48	0.50
HCI Group, Inc.	855	46	0.48
Hershey Co.	176	45	0.47
Hubspot, Inc.	114	49	0.51
Illumina, Inc.	208	48	0.51
Inari Medical, Inc.	746	46	0.48
Insulet Corp.	143	46	0.48
Lancaster Colony Corp.	221	45	0.47
Lattice Semiconductor Corp.	508	48	0.51
Linde PLC	124	44	0.46
Lululemon Athletica, Inc.	134	49	0.51
Marketaxess Holdings, Inc.	116	46	0.48
Mcdonald's Corp.	157	44	0.46
Monolithic Power Systems, Inc.	89	45	0.47
Natera, Inc.	942	52	0.55
Nvidia Corp.	186	52	0.54
Oak Street Health, Inc.	1,173	45	0.48
Okta, Inc.	544	47	0.49
O'Reilly Automotive, Inc.	52	45	0.47
Palomar Holdings, Inc.	811	45	0.47
PDF Solutions, Inc.	1,215	52	0.54
Procore Technologies, Inc.	705	44	0.46
Quanta Services, Inc.	271	45	0.47
Roblox Corp. - Class A	1,102	50	0.52
Roku, Inc.	699	46	0.48
Sarepta Therapeutics, Inc.	340	47	0.49
Simulations Plus, Inc.	1,022	45	0.47
Sitime Corp.	331	47	0.49
Smartsheet, Inc. - Class A	916	44	0.46
Sonos, Inc.	2,314	45	0.48
Trade Desk, Inc. - Class A	798	49	0.51
Verisk Analytics, Inc.	233	45	0.47
Wingstop, Inc.	260	48	0.50
Wix.Com Ltd.	467	47	0.49
Wynn Resorts Ltd.	399	45	0.47

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with U.S. Broad Value Index as of March 31, 2023:

Security Description	Shares	Value (000)	Index Weight
U.S. Broad Value Index
Agco Corp.	308	$42	0.47%
Allete, Inc.	678	44	0.49
Allison Transmission Holding	908	41	0.46
Applovin Corp. - Class A	3,259	51	0.58
Avista Corp.	1,018	43	0.49
Bloomin' Brands, Inc.	1,674	43	0.48
Cal-Maine Foods, Inc.	774	47	0.53
Cars.com, Inc.	2,386	46	0.52
Century Communities, Inc.	660	42	0.47
Coca-Cola Consolidated, Inc.	81	44	0.49
Computer Programs & Systems	1,409	43	0.48
Copa Holdings SA - Class A	443	41	0.46
Diodes, Inc.	441	41	0.46
Encore Wire Corp.	247	46	0.52
Energizer Holdings, Inc.	1,183	41	0.46
EQT Corp.	1,386	44	0.50
First Citizens Bancshars, Inc.	53	51	0.58
Gates Industrial Corp. PLC	3,147	44	0.49
GE Healthcare Technology	589	48	0.54
G-III Apparel Group Ltd.	2,768	43	0.48
Golden Entertainment, Inc.	1,024	45	0.50
Goodyear Tire & Rubber Co.	3,719	41	0.46
Hewlett Packard Enterprise	2,581	41	0.46
Interdigital, Inc.	567	41	0.46
Juniper Networks, Inc.	1,330	46	0.51
KB Home	1,096	44	0.50
Keurig Dr Pepper, Inc.	1,185	42	0.47
Koppers Holdings, Inc.	1,210	42	0.48
M/I Homes, Inc.	690	44	0.49
Marcus Corporation	2,663	43	0.48
Mdu Resources Group, Inc.	1,362	41	0.47
Moog, Inc. - Class A	416	42	0.47
Mueller Industries, Inc.	559	41	0.46
PG&E Corp.	2,675	43	0.49
PBF Energy, Inc. - Class A	1,033	45	0.50
Playtika Holding Corp.	4,035	45	0.51
Progress Software Corp.	723	42	0.47
PVH Corp.	515	46	0.52
Quidelortho Corp.	472	42	0.47
Scansource, Inc.	1,351	41	0.46
Skywest, Inc	2,156	48	0.54
Stonex Group, Inc.	414	43	0.48
Taylor Morrison Home Corp.	1,161	44	0.50
Tenet Healthcare Corp.	760	45	0.51
Teradata Corp.	1,178	47	0.53
Tyson Foods, Inc. - Class A	689	41	0.46
Unitil Corp.	800	46	0.51
Vishay Intertechnology, Inc.	1,959	44	0.50
Vista Outdoor, Inc.	1,548	43	0.48
Warner Bros Discovery, Inc.	2,838	43	0.48

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2023 (unaudited)(cont’d)

@		Value/Notional amount is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
BTP		Buoni del Tesoro Poliennali.
CAC		Cotation Assistée en Continu.
ESTR		Euro short-Term Rate.
FTSE		Financial Times Stock Exchange.
IBEX		Índice Bursátil Español.
ICE		Intercontinental Exchange.
MIB		Milano Indice di Borsa.
MSCI		Morgan Stanley Capital International.
SGX		Singapore Exchange Ltd.
SPI		Schedule Performance Index.
TIIE		Interbank Equilibrium Interest Rate.
TOPIX		Tokyo Price Index.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	49.6%
Common Stocks	34.0
Short-Term Investments	16.4
Total Investments	100.0	%**

**

Does not include open long/short futures contracts with a value of approximately $22,039,000 and net unrealized depreciation of approximately $384,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $31,000. Also does not include open swap agreements with net unrealized depreciation of approximately $101,000.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (91.5%)
Automobiles (0.7%)
Rivian Automotive, Inc., Class A (a)	48,118	$745
Tesla, Inc. (a)	10,948	2,271
		3,016
Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc. (a)	3,392	679
Intellia Therapeutics, Inc. (a)	38,556	1,437
Moderna, Inc. (a)	3,644	560
ProKidney Corp. (a)	228,144	2,583
		5,259
Broadline Retail (4.7%)
Coupang, Inc. (a)	440,449	7,047
Global-e Online Ltd. (Israel) (a)	80,617	2,598
MercadoLibre, Inc. (a)	8,777	11,569
		21,214
Capital Markets (0.8%)
Coinbase Global, Inc., Class A (a)	53,272	3,600

Chemicals (0.2%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	851,540	1,133

Commercial Services & Supplies (0.1%)
Aurora Innovation, Inc. (a)	371,870	517

Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc. Class A (a)(c)(d) (acquisition cost — $1,526; acquired 12/22/15)	3,138	—

Entertainment (6.7%)
ROBLOX Corp., Class A (a)	585,093	26,317
Sea Ltd. ADR (Singapore) (a)	44,758	3,874
		30,191
Financial Services (6.8%)
Adyen NV (Netherlands) (a)	11,322	18,041
Affirm Holdings, Inc. (a)	262,018	2,953
Block, Inc., Class A (a)	141,033	9,682
		30,676
Ground Transportation (8.4%)
Grab Holdings Ltd., Class A (Singapore) (a)	2,149,855	6,471
Uber Technologies, Inc. (a)	984,827	31,219
		37,690
Health Care Equipment & Supplies (0.1%)
Dexcom, Inc. (a)	5,283	614

Health Care Providers & Services (3.7%)
Agilon health, Inc. (a)	694,465	16,494

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Health Care Technology (1.5%)
Doximity, Inc., Class A (a)	209,843	6,795

Hotels, Restaurants & Leisure (5.3%)
DoorDash, Inc., Class A (a)	376,900	23,956

Information Technology Services (20.7%)
Cloudflare, Inc., Class A (a)	491,307	30,294
Shopify, Inc., Class A (Canada) (a)	628,871	30,148
Snowflake, Inc., Class A (a)	212,208	32,742
		93,184
Interactive Media & Services (1.4%)
ZoomInfo Technologies, Inc., Class A (a)	251,090	6,204

Leisure Products (0.9%)
Peloton Interactive, Inc., Class A (a)	353,203	4,005

Life Sciences Tools & Services (4.0%)
10X Genomics, Inc., Class A (a)	177,270	9,890
Illumina, Inc. (a)	34,126	7,936
		17,826
Media (6.8%)
Trade Desk, Inc., Class A (a)	504,686	30,740

Pharmaceuticals (5.4%)
Royalty Pharma PLC, Class A (United Kingdom)	673,895	24,280

Semiconductors & Semiconductor Equipment (1.4%)
ASML Holding NV (Netherlands)	9,579	6,520

Software (7.9%)
Bill.Com Holdings, Inc. (a)	183,827	14,915
Datadog, Inc., Class A (a)	83,691	6,081
Gitlab, Inc., Class A (a)	154,731	5,306
Procore Technologies, Inc. (a)	72,762	4,557
Samsara, Inc., Class A (a)	238,084	4,695
		35,554
Specialty Retail (2.8%)
Carvana Co. (a)	250,476	2,452
Chewy, Inc., Class A (a)	173,990	6,504
Wayfair, Inc., Class A (a)	107,519	3,692
		12,648
Total Common Stocks (Cost $569,237)		412,116

Preferred Stocks (1.7%)
Financial Services (0.2%)
Stripe, Inc., Series H (a)(c) (acquisition cost — $1,061 acquired 3/17/23)	52,681	1,061

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Software (1.5%)
Databricks, Inc. (a)(c)(d) (acquisition cost — $8,310; acquired 8/31/21)	113,088	6,221
Lookout, Inc., Series F (a)(c)(d) (acquisition cost — $1,618; acquired 6/17/14)	141,612	488
		6,709
Total Preferred Stocks (Cost $10,989)		7,770

Investment Company (1.3%)
Grayscale Bitcoin Trust (a) (Cost $12,825)	360,224	5,893

Short-Term Investments (3.0%)
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	1,227,634	1,228

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $139; fully collateralized by a U.S. Government obligation; 0.38% due 1/31/26; valued at $142)	$139	139
Merrill Lynch & Co., Inc., (4.80%, dated 3/31/23, due 4/3/23; proceeds $140; fully collateralized by a U.S. Government obligation; 0.38% due 1/15/27; valued at $142)	140	140
		279
Total Securities held as Collateral on Loaned Securities (Cost $1,507)		1,507

	Shares
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $11,990)	11,989,617	11,990
Total Short-Term Investments (Cost $13,497)		13,497
Total Investments Excluding Purchased Options (97.5%) (Cost $606,548)		439,276
Total Purchased Options Outstanding (0.1%) (Cost $1,391)		469
Total Investments (97.6%) (Cost $607,939) Including $1,384 of Securities Loaned (f)(g)(h)		439,745
Other Assets in Excess of Liabilities (2.4%)		10,819
Net Assets (100.0%)		$450,564

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2023, were approximately $1,384,000 and $1,507,000, respectively. The Fund received cash collateral of approximately $1,507,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2023 amounts to approximately $7,770,000 and represents 1.7% of net assets.
(d)	At March 31, 2023, the Fund held fair valued securities valued at approximately $6,709,000, representing 1.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $18,041,000 and 4.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(h)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $31,232,000 and the aggregate gross unrealized depreciation is approximately $199,426,000, resulting in net unrealized depreciation of approximately $168,194,000.
ADR	American Depositary Receipt.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.87	Oct - 23	880,149	880	$1	$4	$(3)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.43	Jan - 24	83,529,989	83,530	305	393	(88)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul - 23	99,573,866	99,574	64	495	(431)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug - 23	111,754,020	111,754	99	499	(400)
							$469	$1,391	$(922)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	28.3%
Information Technology Services	21.3
Software	9.7
Ground Transportation	8.6
Financial Services	7.2
Media	7.0
Entertainment	6.9
Pharmaceuticals	5.5
Hotels, Restaurants & Leisure	5.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)

	Shares	Value (000)
Common Stocks (98.6%)
Apartments (9.9%)
AvalonBay Communities, Inc. REIT	68,707	$11,547
Mid-America Apartment Communities, Inc. REIT	57,453	8,678
UDR, Inc. REIT	215,820	8,862
		29,087
Data Centers (11.1%)
Digital Realty Trust, Inc. REIT	99,144	9,747
Equinix, Inc. REIT	31,735	22,882
		32,629
Free Standing (8.8%)
Agree Realty Corp. REIT	94,644	6,494
NETSTREIT Corp. REIT	185,387	3,389
Realty Income Corp. REIT	249,631	15,807
		25,690
Health Care (9.0%)
Ventas, Inc. REIT	193,900	8,406
Welltower, Inc. REIT	252,273	18,085
		26,491
Industrial (18.1%)
Americold Realty Trust, Inc. REIT	178,290	5,073
ProLogis, Inc. REIT	343,786	42,894
Rexford Industrial Realty, Inc. REIT	87,533	5,221
		53,188
Lodging/Resorts (2.5%)
Boyd Gaming Corp.	31,502	2,020
Host Hotels & Resorts, Inc. REIT	328,376	5,415
		7,435
Manufactured Homes (4.0%)
Sun Communities, Inc. REIT	82,492	11,621

Office (1.2%)
Alexandria Real Estate Equities, Inc. REIT	28,829	3,620

Regional Malls (4.4%)
Simon Property Group, Inc. REIT	116,444	13,038

Self Storage (11.6%)
Life Storage, Inc. REIT	72,324	9,481
Public Storage REIT	81,262	24,552
		34,033
Shopping Centers (6.3%)
Brixmor Property Group, Inc. REIT	375,853	8,088
Kite Realty Group Trust REIT	363,935	7,613
RPT Realty REIT	300,618	2,859
		18,560
Single Family Homes (3.0%)
American Homes 4 Rent, Class A REIT	283,911	8,929

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2023 (unaudited)(cont’d)

Specialty (8.7%)
Iron Mountain, Inc. REIT	165,620	8,763
Lamar Advertising Co., Class A REIT	29,531	2,950
VICI Properties, Inc. REIT	424,478	13,846
		25,559
Total Common Stocks (Cost $278,633)		289,880

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (a) (Cost $3,894)	3,893,604	3,894
Total Investments (99.9%) (Cost $282,527) (b)(c)		293,774
Other Assets in Excess of Liabilities (0.1%)		290
Net Assets (100.0%)		$294,064

(a)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(b)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(c)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $27,904,000 and the aggregate gross unrealized depreciation is approximately $16,657,000, resulting in net unrealized appreciation of approximately $11,247,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Industrial	18.2%
Other*	16.5
Self Storage	11.6
Data Centers	11.1
Apartments	9.9
Health Care	9.0
Free Standing	8.7
Specialty	8.7
Shopping Centers	6.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Notes to Portfolio of Investments ▪ March 31, 2023 (unaudited)

The continued conflict between Russia and Ukraine resulted in many countries, including the U.S., imposing economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy and currency, and on investments and companies economically tied to Russia and Ukraine and certain other neighboring countries. Russia in turn imposed its own restrictions against investors and countries outside Russia. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the conflict on the global economy. The escalation or continuation of the conflict between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. This conflict could continue to have an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers, markets or economies. The duration and extent of the economic impacts resulting from the military conflict with Russia and the related sanctions is uncertain at this time.

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$10	$—	$10
Agency Fixed Rate Mortgages	—	18,431	—	18,431
Asset-Backed Securities	—	8,014	—	8,014
Collateralized Mortgage Obligations - Agency Collateral Series	—	443	—	443
Commercial Mortgage-Backed Securities	—	8,812	—	8,812
Corporate Bonds	—	21,988	—	21,988
Mortgages - Other	—	17,511	—	17,511
Municipal Bonds	—	1,349	—	1,349
Sovereign	—	4,838	—	4,838
Supranational	—	288	—	288
U.S. Treasury Security	—	1,341	—	1,341
Total Fixed Income Securities	—	83,025	—	83,025
Short-Term Investments
Investment Company	13,549	—	—	13,549
U.S. Treasury Security	—	808	—	808
Total Short-Term Investments	13,549	808	—	14,357
Foreign Currency Forward Exchange Contracts	—	61	—	61
Futures Contracts	449	—	—	449
Total Assets	13,998	83,894	—	97,892
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(72)	—	(72)
Futures Contracts	(20)	—	—	(20)
Credit Default Swap Agreement	—	(16)	—	(16)
Total Liabilities	(20)	(88)	—	(108)
Total	$13,978	$83,806	$—	$97,784

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Discovery
Assets:
Common Stocks
Biotechnology	$1,458	$—	$—	$1,458
Broadline Retail	10,263	—	—	10,263
Chemicals	403	—	—	403
Commercial Services & Supplies	279	—	—	279
Entertainment	8,655	—	—	8,655
Financial Services	4,504	8,440	—	12,944
Ground Transportation	2,403	—	—	2,403
Health Care Providers & Services	7,767	—	—	7,767
Health Care Technology	6,745	—	—	6,745
Hotels, Restaurants & Leisure	7,918	—	—	7,918
Information Technology Services	18,107	—	—	18,107
Interactive Media & Services	2,045	—	—	2,045
Leisure Products	3,308	—	—	3,308
Life Sciences Tools & Services	3,434	—	—	3,434
Media	10,156	—	—	10,156
Pharmaceuticals	8,019	—	—	8,019
Software	16,892	—	—	16,892
Specialty Retail	11,284	—	—	11,284
Total Common Stocks	123,640	8,440	—	132,080
Preferred Stock
Software	—	—	1,996	1,996
Investment Company	1,905	—	—	1,905
Warrant	3	—	—	3
Call Options Purchased	—	155	—	155
Short-Term Investments
Investment Company	8,689	—	—	8,689
Repurchase Agreements	—	379	—	379
Total Short-Term Investments	8,689	379	—	9,068
Total Assets	$134,237	$8,974	$1,996	$145,207

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Preferred Stock (000)
Beginning Balance	$1,996
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	-
Realized gains (losses)	-
Ending Balance	$1,996

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2023	$-

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Discovery	Fair Value at March 31, 2023 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$1,996	Market Transaction Method	Precedent Transaction	$60.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	12.0x	Increase
			Discount for Lack of Marketability	15.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$27,456	$—	$27,456
Sovereign	—	74,281	—	74,281
Total Fixed Income Securities	—	101,737	—	101,737
Warrant	—	19	—	19
Short-Term Investments
Investment Company	2,533	—	—	2,533
U.S. Treasury Security	—	121	—	121
Total Short-Term Investments	2,533	121	—	2,654
Foreign Currency Forward Exchange Contracts	—	6	—	6
Futures Contracts	1,038	—	—	1,038
Credit Default Swap Agreement	—	18	—	18
Total Assets	3,571	101,901	—	105,472
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(232)	—	(232)
Futures Contracts	(299)	—	—	(299)
Credit Default Swap Agreement	—	(25)	—	(25)
Total Liabilities	(299)	(257)	—	(556)
Total	$3,272	$101,644	$—	$104,916

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Emerging Markets Equity
Assets:
Common Stocks
Air Freight & Logistics	$—	$787	$—	$787
Automobiles	—	7,082	—	7,082
Banks	7,911	26,381	—	34,292
Beverages	—	4,230	—	4,230
Broadline Retail	—	4,758	—	4,758
Capital Markets	—	1,150	—	1,150
Chemicals	—	1,494	—	1,494
Commercial Banks	—	1,708	—	1,708
Construction & Engineering	—	967	—	967
Consumer Finance	—	2,208	—	2,208
Consumer Staples Distribution & Retail	3,330	1,307	—	4,637
Electrical Equipment	—	2,884	—	2,884
Electronic Equipment, Instruments & Components	—	4,032	—	4,032
Financial Services	—	2,671	—	2,671
Food Products	1,497	3,235	—	4,732
Ground Transportation	810	—	—	810
Health Care Providers & Services	—	2,019	—	2,019
Hotels, Restaurants & Leisure	633	1,157	—	1,790
Information Technology Services	1,903	2,010	—	3,913
Insurance	957	1,958	—	2,915
Interactive Media & Services	—	5,987	—	5,987
Machinery	—	3,203	—	3,203
Metals & Mining	—	12,395	—	12,395
Oil, Gas & Consumable Fuels	—	7,991	—	7,991
Paper & Forest Products	—	2,546	—	2,546
Personal Care Products	—	1,280	—	1,280
Pharmaceuticals	—	1,406	—	1,406
Real Estate Management & Development	—	956	—	956
Semiconductors & Semiconductor Equipment	4,707	13,730	—	18,437
Specialty Retail	—	2,793	—	2,793
Tech Hardware, Storage & Peripherals	—	8,112	—	8,112
Textiles, Apparel & Luxury Goods	—	5,847	—	5,847
Total Common Stocks	21,748	138,284	—	160,032
Right	1	—	—	1
Short-Term Investment
Investment Company	1,100	—	—	1,100
Futures Contract	6	—	—	6
Total Assets	$22,855	$138,284	$—	$161,139

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$497	$1,829	$—	$2,326
Capital Markets	1,451	—	—	1,451
Electronic Equipment, Instruments & Components	420	—	—	420
Financial Services	1,600	—	—	1,600
Health Care Equipment & Supplies	2,439	—	—	2,439
Household Products	784	1,708	—	2,492
Information Technology Services	1,383	—	—	1,383
Insurance	794	—	—	794
Life Sciences Tools & Services	2,741	—	—	2,741
Machinery	501	—	—	501
Personal Care Products	—	650	—	650
Pharmaceuticals	303	—	—	303
Professional Services	1,619	1,303	—	2,922
Software	3,423	1,684	—	5,107
Textiles, Apparel & Luxury Goods	284	662	—	946
Tobacco	1,963	—	—	1,963
Total Common Stocks	20,202	7,836	—	28,038
Short-Term Investment
Investment Company	369	—	—	369
Total Assets	$20,571	$7,836	$—	$28,407

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$1,763	$2,603	$—	$4,366
Communications	6,237	6,715	—	12,952
Diversified	1,295	4,904	—	6,199
Electricity Transmission & Distribution	6,258	4,627	—	10,885
Oil & Gas Storage & Transportation	19,590	7,305	—	26,895
Others	10,808	2,146	—	12,954
Toll Roads	—	2,136	—	2,136
Water	1,767	2,702	—	4,469
Total Common Stocks	47,718	33,138	—	80,856
Short-Term Investments
Investment Company	2,135	—	—	2,135
Repurchase Agreements	—	112	—	112
Total Short-Term Investments	2,135	112	—	2,247
Total Assets	$49,853	$33,250	$—	$83,103

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Data Centers	$2,628	$—	$—	$2,628
Diversified	—	5,434	—	5,434
Health Care	2,530	363	—	2,893
Industrial	4,613	1,685	—	6,298
Industrial/Office Mixed	—	643	—	643
Lodging/Resorts	650	674		1,324
Office	225	1,323	—	1,548
Residential	4,477	462	—	4,939
Retail	4,673	1,250	—	5,923
Self Storage	2,877	519	—	3,396
Specialty	1,418	—	—	1,418
Total Common Stocks	24,091	12,353	—	36,444
Short-Term Investment
Investment Company	131	—	—	131
Total Assets	$24,222	$12,353	$—	$36,575

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$3,145		$—		$3,145
Asset-Backed Securities	—	230		—		230
Commercial Mortgage-Backed Securities	—	503		—		503
Corporate Bonds	—	9,130		—		9,130
Mortgages - Other	—	1,085		—		1,085
Sovereign	—	21,657		—		21,657
Supranational	—	937		—		937
U.S. Treasury Securities	—	3,299		—		3,299
Total Fixed Income Securities	—	39,986		—		39,986
Common Stocks
Aerospace & Defense	263	202		—		465
Air Freight & Logistics	97	70		—		167
Automobile Components	33	28		—		61
Automobiles	286	207		—		493
Banks	783	1,777		—		2,560
Beverages	275	241		—		516
Biotechnology	374	110		—		484
Broadline Retail	451	93		—		544
Building Products	79	87		—		166
Capital Markets	475	285		—		760
Chemicals	301	298		—		599
Commercial Banks	8	15		—		23
Commercial Services & Supplies	98	36		—		134
Communications Equipment	135	37		—		172
Construction & Engineering	24	80		—		104
Construction Materials	18	79		—		97
Consumer Finance	78	—		—		78
Consumer Staples Distribution & Retail	353	121		—		474
Containers & Packaging	46	15		—		61
Distributors	21	4		—		25
Diversified Consumer Services	—	9		—		9
Diversified REITs	6	22		—		28
Diversified Telecommunication Services	138	206		—		344
Electric Utilities	293	200		—		493
Electrical Equipment	92	183		—		275
Electronic Equipment, Instruments & Components	100	30		—		130
Energy Equipment & Services	52	6		—	†	58	†
Entertainment	247	25		—		272
Financial Services	589	142		—		731
Food Products	176	368		—		544
Gas Utilities	13	27		—		40
Ground Transportation	277	7		—		284
Health Care Equipment & Supplies	412	187	†	—		599	†
Health Care Providers & Services	437	35		—		472
Health Care REITs	31	—		—		31
Health Care Technology	11	—		—		11
Hotel & Resort REITs	5	—		—		5
Hotels, Restaurants & Leisure	347	215		—		562
Household Durables	49	23		—		72
Household Products	207	79		—		286
Independent Power Producers & Energy Traders	20	35		—		55
Industrial Conglomerates	119	152		—		271
Industrial REITs	47	37		—		84
Information Technology Services	277	28		—		305
Insurance	432	514		—		946
Interactive Media & Services	712	21		—		733

Investment Company	—	—	†	—		—	†
Leisure Products	5	—		—		5
Life Sciences Tools & Services	276	72		—		348
Machinery	261	234		—		495
Marine Transportation	2	27		—		29
Media	149	43		—		192
Metals & Mining	197	719	†	—		916	†
Multi-Utilities	124	109		—		233
Office REITs	11	10		—		21
Oil, Gas & Consumable Fuels	896	541		—		1,437
Paper & Forest Products	4	39		—		43
Passenger Airlines	6	13		—		19
Personal Care Products	24	229		—		253
Pharmaceuticals	611	997		—		1,608
Professional Services	143	162		—		305
Real Estate Management & Development	18	88		—		106
Residential REITs	69	—		—		69
Retail REITs	42	33		—		75
Semiconductors & Semiconductor Equipment	949	331		—		1,280
Software	1,489	173	†	—		1,662	†
Specialized REITs	176	—		—		176
Specialty Retail	316	52		—		368
Tech Hardware, Storage & Peripherals	1,136	9		—		1,145
Textiles, Apparel & Luxury Goods	90	444		—		534
Tobacco	95	83		—		178
Trading Companies & Distributors	61	54		—		115
Transportation Infrastructure	—	44		—		44
Water Utilities	16	16		—		32
Wireless Telecommunication Services	52	30		—		82
Total Common Stocks	16,505	10,888	†	—	†	27,393	†
Short-Term Investments
Investment Company	12,557	—		—		12,557
U.S. Treasury Security	—	656		—		656
Total Short-Term Investments	12,557	656		—		13,213
Foreign Currency Forward Exchange Contracts	—	125		—		125
Futures Contracts	112	—		—		112
Interest Rate Swap Agreements	—	91		—		91
Total Return Swap Agreements	—	730		—		730
Total Assets	29,174	52,476	†	—	†	81,650	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(156)		—		(156)
Futures Contracts	(496)	—		—		(496)
Interest Rate Swap Agreements	—	(195)		—		(195)
Total Return Swap Agreements	—	(727)		—		(727)
Total Liabilities	(496)	(1,078)		—		(1,574)
Total	$28,678	$51,398	†	$—	†	$80,076	†

†	Includes one or more securities valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stock (000)
Beginning Balance	$-	††
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	-
Realized gains (losses)	-
Ending Balance	$-	††

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2023	$-

††	Includes a security valued at zero.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Growth
Assets:
Common Stocks
Automobiles	$3,016	$—	$—		$3,016
Biotechnology	5,259	—	—		5,259
Broadline Retail	21,214	—	—		21,214
Capital Markets	3,600	—	—		3,600
Chemicals	1,133	—	—		1,133
Commercial Services & Supplies	517	—	—		517
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	30,191	—	—		30,191
Financial Services	12,635	18,041	—		30,676
Ground Transportation	37,690	—	—		37,690
Health Care Equipment & Supplies	614	—	—		614
Health Care Providers & Services	16,494	—	—		16,494
Health Care Technology	6,795	—	—		6,795
Hotels, Restaurants & Leisure	23,956	—	—		23,956
Information Technology Services	93,184	—	—		93,184
Interactive Media & Services	6,204	—	—		6,204
Leisure Products	4,005	—	—		4,005
Life Sciences Tools & Services	17,826	—	—		17,826
Media	30,740	—	—		30,740
Pharmaceuticals	24,280	—	—		24,280
Semiconductors & Semiconductor Equipment	6,520	—	—		6,520
Software	35,554	—	—		35,554
Specialty Retail	12,648	—	—		12,648
Total Common Stocks	394,075	18,041	—	†	412,116	†
Preferred Stocks
Financial Services	—	1,061	—		1,061
Software	—	—	6,709		6,709
Total Preferred Stocks	—	1,061	6,709		7,770
Investment Company	5,893	—	—		5,893
Call Options Purchased	—	469	—		469
Short-Term Investments
Investment Company	13,218	—	—		13,218
Repurchase Agreements	—	279	—		279
Total Short-Term Investments	13,218	279	—		13,497
Total Assets	$413,186	$19,850	$6,709	†	$439,745	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$-	†	$6,887
Purchases	-		-
Sales	-		-
PIPE transactions	-		-
Amortization of discount	-		-
Transfers in	-		-
Transfers out	-		-
Corporate actions	-		-
Change in unrealized appreciation (depreciation)	-		(178)
Realized gains (losses)	-		-
Ending Balance	$-	†	$6,709

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2023	$-		$(178)

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at March 31, 2023 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$6,709	Market Transaction Method	Precedent Transaction	$60.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.5%-15.5%/14.5%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x-13.7x/11.6x	Increase
			Discount for Lack of Marketability	15.0%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	7.4x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$29,087	$—	$—	$29,087
Data Centers	32,629	—	—	32,629
Free Standing	25,690	—	—	25,690
Health Care	26,491	—	—	26,491
Industrial	53,188	—	—	53,188
Lodging/Resorts	7,435	—	—	7,435
Manufactured Homes	11,621	—	—	11,621
Office	3,620	—	—	3,620
Regional Malls	13,038	—	—	13,038
Self Storage	34,033	—	—	34,033
Shopping Centers	18,560	—	—	18,560
Single Family Homes	8,929	—	—	8,929
Specialty	25,559	—	—	25,559
Total Common Stocks	289,880	—	—	289,880
Short-Term Investments
Investment Company	3,894	—	—	3,894
Total Assets	$293,774	$—	$—	$293,774

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.